Exhibit 99.10

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
301119965	e3bde3f8-7459-490e-87b7-67f809ac130a	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over-disclosed and exceeds allowable $XXX variance/thresholds for Purchase Transactions. The final CD reflects an Amount Financed of $XXX, which exceeds tolerance for Purchase Transactions. Provided corrected CD, evidence of Refund to the Borrower, LOE and proof of delivery to the Borrower, re-open rescission if applicable.	05/20/2019: charged fees	05/20/2019: Audit reviewed Itemization of Settlement Charges, and has determined that the Seller Credit in Section L-05 was allocated to prepaid fee and $XXX of the Origination fee was paid by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119965	11b1cb38-2d77-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Cancellation of Mortgage fee, Courier/Overnight fee - Payoff and Document Preparation fee are title fees paid by the seller and should be in section C. Provided corrected CD and LOE to the borrower.	05/20/2019: PCCD	05/20/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 05/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301119965	f6c38c7a-a80b-4e6c-9a9f-628386971871	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX for the HOA vs. the actual amount of $XX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	05/20/2019: HOA fee	05/20/2019: Audit reviewed evidence of HOA dues, and has determined that documentation submitted is deemed acceptable. Purchase Contract (page 23) confirms HOA dues at $XXX per quarter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119965	8be31834-e3ac-4816-b93a-1468c3ddbfc1	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	05/20/2019: itemization	05/20/2019: Audit reviewed Itemization of Settlement Charges, and has determined that the Seller Credit in Section L-05 was allocated to prepaid fee and $XXX of the Origination fee was paid by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119965	331bf560-5648-4cf1-adc5-d6bbdd6db815	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided with the list of counseling agencies.	05/20/2019: homeownership dis
05/20/2019: Audit reviewed coversheet evidence that the document was provided, and has determined that the HUD Homeownership Counseling Disclosure for application dates on or after 01/10/2014 – the lender must have at least provided a link to the agencies AND for application dates on or after 07/01/2014 – the lender must have provided a list of agencies.  Provide the actual document along with the list of agencies, as the coversheet submitted is insufficient to clear the finding. Non-material per SFIG guidance, loan will be graded a B for all agencies.  05/15/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301119965	a3637efa-0fc3-460c-be88-aa7ea67ca1e9	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	Non-material per SFIG guidance, loan will be graded a B for all agencies		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301119965	6f612281-3d77-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Provide LOE and/or clarification regarding property taxes for REO #1 reflected on final loan application. If borrower pays property, provide copy of property tax bill. Additional conditions may apply.	05/20/2019: property taxes	05/20/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify REO (foreign property) does not incur property taxes. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119965	1df76d98-2d77-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	05/20/2019: Please rescind. XXX waterfall accepts seller-provided CDAs	05/20/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/20/2019: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132930	fd87be04-de50-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Collateral Desktop Analysis Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132930	e028bce3-dd50-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300762182	ec321241-d95d-e811-931d-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Natural Hazard Disclosure/Report in section H of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 66.10 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300762182	919f6858-0b9d-4114-b6a7-289e5dd2cf32	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A flood cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 66.10 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300762182	aba11497-d95d-e811-931d-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 66.10 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300761371	a1d3b80b-74db-45d2-89c0-5cbe1361d86b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 391.80 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.72%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300759894	2777b843-ff02-e911-bc73-f4e9d4a75ba2	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure as $.00. The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX. No Cure.		10/11/2018 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300759894	08a11b4e-e94e-e811-bc54-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The 3rd party CDA report is missing from file.		5/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300805214	3ab94980-a786-e811-931d-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300806216	a19e2bdf-bf86-e811-931d-f4e9d4a75a52	2136		QM/Non-HPML		Compliance		Missing Note	Note is missing from the file. Additional conditions may apply.		07/20/2018: Received executed note. Condition cleared.07/18/2018: Nothing uploaded for review. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require .05 months reserves, loan qualified with 7months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300806216	f11cb0be-cc86-e811-931d-f4e9d4a75a52	1696		QM/Non-HPML		Credit		Missing Evidence of HELOC Draw for the Past 12 Months	The Lender's guidelines require a payment history for the HELOC being paid off to verify no draws > $2000 in the past 12 months. Draw history not provided. Additional conditions may apply.	07/30/2018: Please rescind. Jumbo loans require less than $2000 in draws or proof it was purchase money. This is a HB and does not require this. It also was purchase money first and can close as a rate and term based on title showing both were taken out at same time to purchase property.	07/30/2018: Audit reviewed the Lender Rebuttal, and has determined that a draw history is not required for subject loan program. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require .05 months reserves, loan qualified with 7months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301028655	efb6227a-4010-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal credit in section H should be in section B of the Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has been self employed 7 years Years in Primary Residence Borrower resided in the subject property 19 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 751				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301028655	6db4d028-b69f-44de-883a-b838a4c89da6	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The SB2 Affordable Housing Recording Fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the fee. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has been self employed 7 years Years in Primary Residence Borrower resided in the subject property 19 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 751				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301028655	36f9201f-3f10-e911-bd2f-f4e9d4a75a52	916		QM/Non-HPML		Credit		Missing VOM	Missing verification of mortgage showing 0x60 lates in the most recent 12 months for the subject property.	01/10/2019: Please rescind this condition the Borrower is not obligated on the mortgage	01/10/2019: Audit re-analyzed all Mortgage documents, and has determined that the original Mortgage was not held by the borrower. Guideline mortgage lates refer to lates on the credit report and not necessarily the housing history. Credit Report reflects no lates. Condition rescinded.	Years Self Employed Borrower has been self employed 7 years Years in Primary Residence Borrower resided in the subject property 19 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 751				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301037808	703618b6-e618-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score was not provided.		01/16/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037839	11a490fa-c844-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD e-signed and dated XX/XX/XXXX and Interim CDs e-signed and dated XX/XX/XXXX & XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure - Missing document not provided.	03/14/2019: Please see attached XX/XX, X/X and X/XX CD's. Please clear the condition.	03/14/2019: Audit reviewed all initial CDs, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037839	92e7f112-db67-4b6b-938d-e116c888c3ad	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX does not reflect a Credit Report Fee with no resulting CoC for any subsequent disclosures. The Post Closing CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	03/14/2019: The broker paid for the entire credit fee so there is no tolerance violation. See attached redisclosed CD, showing this. Please clear the condition	03/14/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037839	1924f812-6143-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		03/14/2019: A CDA report reflecting a value $X,XXX,XXX,XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066587	bd6edc3b-d223-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		01/24/2019 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has been on the job 5 years Reserves are higher than guideline minimum UW Guides required no reserves, loan qualifies with 10.50 months reserves. FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with FICO of 726				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066587	633ee652-d423-e911-bd2f-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing the vested balance of 401K.	02/04/2019: Please clear this condition as these funds were not needed for closing. Also, her paystub shows her investment year to date of $XX,XXX.XX as of XX/XX/XXXX	02/04/2019: Audit reviewed AUS, as well as Assets, and has determined that the 401K funds are not required to cover "funds required to close" as per AUS. Evidence of Gift funds was provided and are sufficient to cover required assets per AUS. Condition rescinded.	Years on Job Borrower has been on the job 5 years Reserves are higher than guideline minimum UW Guides required no reserves, loan qualifies with 10.50 months reserves. FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with FICO of 726				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301066587	c601f97a-1d23-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.0		01/30/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has been on the job 5 years Reserves are higher than guideline minimum UW Guides required no reserves, loan qualifies with 10.50 months reserves. FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with FICO of 726				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123139	9bfd8ded-9f49-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney fee in section H of the final Closing Disclosure is missing the name of payee. Provide a corrected CD and LOE to the borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Field Borrower same field 19 years Years Self Employed Co Borrower self employed for 9 years Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 25.7 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158491	343850fd-7b83-4abd-a4a9-77efa5525b75	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	05/07/2019: The trid history shows that the borrower received the XX/XX/XXXX ICD. Please clear the condition.	05/07/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.04/05/19: Please provide evidence of receipt by the borrower. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Full Documentation Full documentaion loan				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301158491	6aec4d70-456b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosures dated XX/XX/XXXX and XX/XX/XXXX as reflected on the Disclosure Tracking.	05/07/2019: The XX/XX/XXXX cd was uploaded. There is no XX/XX/XXXX CD. please clear the condition	05/07/2019: Audit re-analyzed Disclosure History, and has determined that no CD was reflected on said date. CD dated XX/XX/XXXX was provided and is deemed acceptable. Condition cleared. 05/04/19: Lender provided the CD dated XX/XX/XXXX please provide the CD dated XX/XX/XXXX. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Full Documentation Full documentaion loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158491	06090168-466b-e911-bdd2-f4e9d4a75ba2	912		QM/Non-HPML		Credit		Missing credit report	Missing the credit report dated XX/XX/XXXX as reflected in the final/valid AUS. Additional conditions may apply.		05/04/19: Lender provided the credit report dated XX/XX/XXXX. No additional debt noted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Full Documentation Full documentaion loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301071615	6f14dd06-7534-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure - Missing document not provided.	02/25/2019: Please see attachment	02/25/2019: Audit reviewed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 3.1 months reserves, loan qualified with 95 months reserves Years on Job Borrower has 20 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301071615	fe19b653-2fac-40de-be2a-f3fa4be3adeb	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 3.1 months reserves, loan qualified with 95 months reserves Years on Job Borrower has 20 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301071615	0e15398b-7434-e911-bd2f-f4e9d4a75a52	1702		QM/Non-HPML		Credit		Missing 4506-T	The lender's guidelines require an executed 4506-T at or before closing. Executed 4506-T at or before closing not provided.	02/25/2019: Please see attachment	02/25/2019: Audit reviewed e-signed 4506-T at application, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 3.1 months reserves, loan qualified with 95 months reserves Years on Job Borrower has 20 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301071615	1d194695-1b35-e911-bd2f-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for stocks and bonds account on final application reflects deposits of $XXX,XXX. $XXX,XXX and $XX,XXX. The evidence in the file documenting the source of these deposits to the stock and bond account has large deposits that were not sourced to comply with guidelines.	03/05/2019: Please rescind this. We have 2 months of source account in loan file. Large deposits into the source account do not need to be documented, but require a letter of explanation from the borrower if they appear to be undisclosed debt or a gift. If the large deposit into the source account does not have any indication of being an undisclosed debt or a gift, a letter of explanation is not needed since the account is not being used as funds to close. Large deposits into source account do not appears to be gifted	03/05/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed assets, and has determined that documentation within the loan file is deemed acceptable. Funds not used to close. Condition rescinded.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 3.1 months reserves, loan qualified with 95 months reserves Years on Job Borrower has 20 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301072148	eff11612-e2fb-445e-9fff-316be412d2f6	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	04/18/2019: please see attached	04/18/2019: Audit reviewed initial CD dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 64.05% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.50 months reserves Years in Field Borrower has 25 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301072148	81a6068d-3a5d-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure, however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the preliminary title report and monthly tax amount of $XXX.XX on the tax rate sheet. Provide evidence of tax calculation. Additional conditions may apply.	04/18/2019: Please see the attached calculation break-down from the title company.	04/18/2019: Audit reviewed Lender tax calculations, and has determined that documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 64.05% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.50 months reserves Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301072148	6a83a615-b15c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score of 4.7.		04/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 64.05% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.50 months reserves Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120206	ec0ca699-3b40-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301120206	fc227a61-3b40-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.	03/12/2019: Appraisal Review	03/13/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.03/12/2019: Audit reviewed the Appraisal Review Form, and has determined that said document is for a DIFFERENT property/borrower NOT subject loan. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084968	67f38934-84c3-4725-9072-8c75b3f5a850	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	04/05/2019: please see attached	04/05/2019: Audit reviewed initial CD dated XX/XX/XXXX, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum Loan qualified with a 790 FICO CLTV is lower than guideline maximum Loan qualified with CLTV of 48.62% Full Documentation Full documentation loan				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301084968	3028d991-a354-e911-bdd2-f4e9d4a75ba2	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify.	04/05/2019: Please rescind this condition. The lien on our property was not in our borrower's name per the payoff letter attached. Per the XXXXX XXXXX attached, the XXXXX XXXXX XXXXXXXXX XXXX. is his responsibility to pay.	04/05/2019: Audit re-analyzed credit documents, and has determined that mortgage statement and XXXXXX XXXXXX verify payment made by XXXXX. Condition rescinded.	FICO is higher than guideline minimum Loan qualified with a 790 FICO CLTV is lower than guideline maximum Loan qualified with CLTV of 48.62% Full Documentation Full documentation loan				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301080150	952f76fe-ff35-e911-bd2f-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. Declaration in file reflects an effective date post disbursement date. Please provide evidence of insurance at the time of closing.	03/04/2019: Please see attached property insurance policy effective date XX/XX/XXXX. Please clear the condition	03/04/2019: Audit reviewed HOI declaration page, and has determined that the policy amended dated with renewal reflects PRIOR to Note date. Condition cleared.	Years in Field Borrower has 27 years in Field . Years in Primary Residence Borrower has owned subject property for 7 years. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301102896	fe77ca0c-4543-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/14/2019: A condo questionnaire is not required for a limited review. Please see the attached approval from our Condo Review Team.	03/14/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under FNMA guides per lender statement. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 51.35%, loan qualified with CLTV of 80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.61%% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301102896	2f9247b4-4443-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		03/14/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 51.35%, loan qualified with CLTV of 80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.61%% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178553	17efa8c9-746e-e911-bdd2-f4e9d4a75ba2	741		QM/Non-HPML		Credit		Failure to obtain Documentation	The loan file is missing a copy of the Power of Attorney from Co Borrower to Borrower. Additional conditions may apply.	05/10/2019: See attached POA	05/10/2019: Audit reviewed executed POA, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow a maximun DTI of 43%, loan qualified with a DTI of 29.72% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 796 CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 72.41%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301080140	f1f15946-9f91-45e2-8c09-cb045142f369	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083901	64f369ab-4552-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	04/11/2019: Attached please find the signed tax returns.	04/11/2019: Audit reviewed XXXX/XXXX executed and dated 1120S Business Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	LTV is lower than guideline maximum UW guides maximim LTV is 80%, loan qualified with LTV of 69.12%. FICO is higher than guideline minimum UW guides minimum FICO is 764, loan qualified with FICO of 764. Years Self Employed Borrowrer has been self employed 13.83 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173225	e9c5af54-7df8-4276-8ce2-803dfcf2d394	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing disclosure Contact Information section is incomplete. The NMLS of the Borrowers and Sellers Real Estate brokers are missing. Provided re-disclosed CD and LOE to the borrower.		05/08/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. A Post Close CD added the NMLS with LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301172511	a423bdde-4415-429c-8ffb-7d825ee434eb	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/31/2019: Lender provided CD for a different property and borrower. Audit has already received the post close CD dated XX/XX/XXXX reflecting state license ID of settlement agent added. The condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. NOTE: If new PCCD is issued, rating will still remain a B.05/25/2019: Post closing CD dated XX/XX/XXXX added State license ID for Settlement Agent. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120268	5a902245-ce44-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159800	351ba2e2-6600-4333-b992-9834df7c5495	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and LOE to the borrower.	05/23/2019: Please see attachment	05/23/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B 05/21/2019: The Sellers RE ID was added and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159800	d8fd42b7-e17b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing closing disclosures dated XX/XX/XXXX as reflected on the lenders disclosure tracking.	05/23/2019: Please see attachment	05/23/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084679	2859f84e-1239-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of liability #7 on the final loan application with installment balance of $X,XXX.XX and monthly payment of $XXX.XX was not provided in the loan file.		03/04/2019: Received statement verifying balance and interest rate. The monthly payment utilized by the lender is higher than the calculated monthly payment. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.81% Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101246	c743c045-556b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated and e-signed XX/XX/XXXX as reflected on Disclosure History is missing from the loan file. No Cure.	05/22/2019: Please rescind condition, mailbox rule applies and the CD was sent to the borrower on the XXth, the borrower's signed docs on the Xth. This meets the requirements.
05/22/2019: Audit reviewed initial CD, as well as evidence via electronic log excerpt showing the disclosure, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting initial CD was provided and meets mailbox rules. Condition cleared.05/15/2019: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was NOT provided to reflect initial CD was viewed and acknowledged at least 3 days prior to consummation. Disclosure history only reflects the Delivery Method. Condition remain.05/04/19: Lender provided the CD dated XX/XX/XXXX as reflected on Disclosure History. Please provide evidence of receipt. Condition maintained.
																3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101246	e0ef3051-566b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU risk score is 2.7		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101301	2c0f8861-9449-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business's must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing 3rd party verification for all 3 of borrowers business's.	03/22/2019: Please rescind this. The VOB for the only business we are using income from was for XXX XXXXX and XXXXXXX and was in the original upload but here it is again.	03/22/2019: Audit re-analyzed loan file, and has determined that business license for borrower's primary employment was located on page 493 of the original loan file. VOB's for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 6.40%. Years Self Employed Borrower has 15 years self employed.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301101301	6e286bfa-9249-e911-bdd2-f4e9d4a75ba2	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM require to verify.	03/22/2019: Please rescind this as the credit report has 12 months history from XXX and there is a transfer letter saying it was transferred to XXXXX, XXXX. It is under credit report supporting documents but I've also attached it.	03/22/2019: Audit re-analyzed the loan file, and has determined that evidence of 12 months housing history was located on pages 24, 70 and 490. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 6.40%. Years Self Employed Borrower has 15 years self employed.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301101301	47345c4d-9349-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Missing XXXX Business Return "Statements" for business #3 on Schedule E Part II of XXXX tax return.	04/26/2019: Please see attached XXXX Business return with all statements.4/2/19 Please rescind this as the statements are on pages 257-260 of the upload. Here they are again for your convenience.	04/26/2019: Audit reviewed all pages of the XXXX Business Returns for Business 3, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 04/03/2019: Audit reviewed lender’s rebuttal, document provided and original loan file. Statements located on pages 257-260 are for XXXX business returns. Document provided includes statements for XXXX business returns. Statements for XXXX business returns are missing. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 6.40%. Years Self Employed Borrower has 15 years self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119987	068f5851-3c95-484a-91e6-2ba33691cabb	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St License ID of the Settlement Agent is missing. Provide re-disclosed CD and LOE to the borrower.		A Post Close CD corrected the license ID and LOE to borrower. The loan will be graded a B for all agencies	Years on Job Borrower has 6.07 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.17%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301119987	7cff4d99-584a-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Property		Missing Appraisal Completion Cert	The appraisal is subject to repairs or subject to completion. Satisfactory completion certificate not provided.	05/17/2019: Please see the attached Escrow Agreement and two quotes for the work to be completed.03/26/2019: Please rescind this condition. Please see the sellers CD that shows this was escrowed for.	05/24/2019: Audit acknowledges the client approved guideline exception for Appraisal Completion Certificate (442) outside of guidelines. Loan will be rated a B.05/17/2019: Exception is pending review from client.03/26/2019: Audit reviewed the Lender Rebuttal, and has determined that per FNMA the lenders and borrowers must execute an escrow agreement that states how the escrow account will be managed and how funds from the escrow account will be disbursed. Condition remains.	Years on Job Borrower has 6.07 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.17%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301103718	b1eabd5d-fb53-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Lender's guidelines require signed and executed Balance Sheet for self employed business. Missing signed current XXXX and previous year XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/4/19 Please rescind this as profit and loss and balance sheets are no longer required to be signed and dated.	04/16/2019: Document dates provided. Condition Cleared 04/12/2019: Updated guidelines provided. Signature not specifically required however document must be dated to ensure compliance with the lender's requirement. Condition Maintained.04/05/2019: Audit reviewed lender’s rebuttal and disagrees. QM guidelines and AUS findings do not require signed/dated P&L and balance sheet. However, XXX XXXXXX guidelines, dated XX/XX/XXXX, require P&L and balance sheet to be wet-signed and dated by the borrower. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 59.68% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.49% Disposable Income is higher than guideline minimum Loan qualified with disposable income of $22,637.64				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301103723	47753035-ac7a-4b5d-96fa-cfc36d460c22	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	04/25/2019: please see attached CD04/10/2019: Please rescind this condition. Based on the title work and our calculations this includes the $XXX.XX additional tax you are referring to.
04/25/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.04/10/2019: Audit reviewed Final CD, and has determined that the "Projected Payment - Estimate Escrow" amount of $XXX.XX is incorrect. This amount is based on monthly insurance of $XXX.XX and county taxes of $XXX.XX.  The TOTAL amount of Estimate Escrow should be $X,XXX.XX ($XXX.XX ins + $XXX.XX county + $XXX.XX city taxes). Provide corrected CD, letter of explanation and proof of delivery. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301103723	cd2da784-c1fd-44c7-a576-c43137fc9754	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-30 $X,XXX.XX, the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender did not include $XXX.XX additional monthly tax obligations. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	04/25/2019: please see attached CD04/10/2019: Please rescind this condition. Based on the title work and our calculations this includes the $XXX.XX additional tax you are referring to.
04/25/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.04/10/2019: Audit reviewed Final CD, and has determined that the payment amount as Years 1-30 $X,XXX.XX is incorrect, the correct calculated payment amount is Years 1 - 30  $X,XXX.XX. The lender did not include $XXX.XX additional monthly tax obligations. ($XXX.XX ins + $XXX.XX county + $XXX.XX city taxes). Provide corrected CD, letter of explanation and proof of delivery. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301103723	1a8f4f0f-7a54-e911-bdd2-f4e9d4a75ba2	1190		QM/Non-HPML		Credit		Missing 2nd lien note	Second lien Note not provided.	04/25/2019: please see attached04/15/2019: please see attached	04/25/2019: Audit reviewed page 11 of the Second Lien Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 04/15/2019: Audit reviewed Second Lien Note, and has determined that said document is missing page 11 of 11. Provide executed, complete copy of Second Lien Note. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301129698	0adcc152-2d6c-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney Fee - Borrower reflected in section H of the final Closing Disclosure does not reflect the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123110	ee6c6f70-db4b-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	05/17/2019: please see attached	05/17/2019: Audit reviewed executed HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.47% Reserves are higher than guideline minimum UW Guides require 0.05 months reserves, loan qualified with 25 months reserves Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123110	a1ce3410-db4b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.8		03/22/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.47% Reserves are higher than guideline minimum UW Guides require 0.05 months reserves, loan qualified with 25 months reserves Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301124353	ecd3baa9-e34f-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided. Missing both borrower's signatures on XXXX and co-borrower signatures on XXXX 1040s.		05/24/2019: Received signed/dated XXXX & XXXX personal tax returns. Condition cleared.05/01/2019: Pending management review	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.32% Years Self Employed Borrower has 14 years self employed verified.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301139800	ef87373e-a06a-e911-bdd2-f4e9d4a75ba2	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.	5/2/19 Sent an email to Client, etc. to clear this.	05/15/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.05/04/19: Client to review.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.50%. Years Self Employed Borrower has 27 years Self Employed.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301139800	0ddad9ed-9f6a-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Client requires verification that the condo is warrantable according to FNMA. Provide confirmation that the condo warrantability was addressed. Additional conditions may apply.	05/09/2019: Please see attached. The condo is warrantable according to Fannie Mae.	05/09/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under FNMA guides per lender statement. Condition cleared.05/04/19: Client requires verification that the condo is warrantable according to FNMA. Provide confirmation that the condo warrantability was addressed. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.50%. Years Self Employed Borrower has 27 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301139800	87a2e108-a06a-e911-bdd2-f4e9d4a75ba2	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for property #4 on final loan applicaton. VOM/VOR require to verify.	5/13/19 Please note this is a commercial property and it is held in the name of XXXXX XXXXXX XXX property and not in our borrower's name and that is why it is not on the credit report.	05/24/2019: Audit consulted with management. Documentation verifies the note is not in the borrower's name. Condition cleared.05/14/2019: Pending management review05/04/19: Payment history requirement, item #15, page 808. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.50%. Years Self Employed Borrower has 27 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120066	ec16931b-1e4f-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	03/29/2019: Please clear this condition as the security instrument has the Assessors Account # that matched the tax information Certified Tax Certificate.	03/29/2019: Audit reviewed APN on Appraisal and Mortgage, and has determined that the although the numbers are different, both are property identifies as verified on the Tax Certificate (p716). Condition cleared.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 6.9 months reserves Years in Field Borrower has 33 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120066	d56f96d7-0c4f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower's Schedule C business, and Business #1, #3, and #4 on Schedule E statement 8 on most recent year's tax returns.	03/29/2019: Please rescind this condition. There is not any income being used for these companies so a VOB is not required.	03/29/2019: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required, DTI includes negative income. Condition rescinded.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 6.9 months reserves Years in Field Borrower has 33 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120066	829b9d69-0c4f-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	04/01/2019: please see attached 2nd lien note. please clear the condition	04/01/2019: Audit reviewed executed second lien Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 6.9 months reserves Years in Field Borrower has 33 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120066	0a37fe34-0e4f-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The loan file is missing page 4 of 4 for most recent bank statement for account #1 listed on final loan application.	04/24/2019: Attached please find page 4 of 4.3/29/19 Sent to XXXX to see if they can clear this.03/29/2019: Please rescind this as any necessary information is on the first 3 pages and as you can see from the other statements from the same bank it is not any important information.	04/24/2019: Audit reviewed assets statement page 4, and has determined that documentation submitted is deemed acceptable. Condition cleared. 04/02/2019: Lender provided response "Sent to XXXX to see if they can clear this". Exception remains.03/29/2019: Audit reviewed the Lender Rebuttal, and has been determined that all pages of Bank Statements are required, regardless of the content. Condition remains.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 6.9 months reserves Years in Field Borrower has 33 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120066	02c1bdd3-0d4f-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	Lender's guidelines/Appendix Q require 2 years' W-2. XXXX W-2 not provided for Business #2 on Schedule E statement 8 on most recent year's tax returns.	03/29/2019: Please clear this condition as there are XXXX and XXXX W-2 from that business	03/29/2019: Audit re-analyzed the loan file, and has determined that XXXX/XXXX W2's were provided within the loan file for Business #2-SchE-Stmt8. Condition rescinded.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 6.9 months reserves Years in Field Borrower has 33 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120232	0f1444e0-2367-48b9-bd38-8df7af2c0c89	3249		QM/Non-HPML		Compliance		Information required for CD 'Summary Of Transactions' section not completed, or completed in error	The final Closing Disclosure is missing required data under the Summary Of Transactions section for the field titled Seller Credit. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 55.64% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 760 Years Self Employed Borrower has 15 years Self Employed				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301120232	cbc7c2b1-cf4c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial Closing Disclosure is missing from the loan file. The lender's tracking disclosure reflects the CD was sent on XX/XX/XXXX and E signed by the borrower.	03/25/2019: please see attached 3-1 ICD Please clear the condition	03/26/2019: Lender provided CD. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 55.64% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 760 Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120232	7a2ef953-fc4b-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from property #A on the XXXX Tax Return Schedule E evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	03/25/2019: Please see the attached Property Profile showing our borrower no longer owns this property.	03/26/2019: Lender provided verification borrower no longer owns property. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 55.64% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 760 Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148850	f789fa70-8d5c-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old. The loan file is missing 2 months bank statements and terms of withdraw for IRA and 401K accounts.	04/19/2019: This is a XXXX XXXXXX loan, not a Jumbo loan. XXXX underwriting guidelines should be followed for the XXXX XXXXXX product. XX Findings state that for retirement accounts, the account balance must be documented with a recent account statement. Two months of statements are not required. Please rescind this condition.
04/19/2019: Audit reviewed the Lender Rebuttal, and has determined that when funds from retirement accounts are used for reserves, XXXXXX XXX does not require the funds to be withdrawn from the account(s). Therefore, terms and conditions of withdrawal from 401K are NOT required. 401K statement is Quarterly and is deemed acceptable.  When XX validates assets, XX issues a message indicating the acceptable documentation. Compliance with the XX message satisfies the requirement for documenting assets. IRA/Retirement account documentation provided was sufficient to meet XX requirements. Condition rescinded.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.39% Years in Field Borrower has 34 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301148850	053a7229-8d5c-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. This is required when you have over 25% commissions. Signed returns not provided.	05/29/2019: See attached	05/29/2019: Audit reviewed XXXX/XXXX executed and dated 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.39% Years in Field Borrower has 34 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148850	edddf608-635c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA is missing from the loan file. CU risk score 3.0		04/23/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.39% Years in Field Borrower has 34 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130568	bffe0e1b-d25d-43cc-812f-c34503c10f7b	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $0.00. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.	04/18/2019: please see revised cd lox tracking please clear the condition	04/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301122187	e44900a6-0cfc-4940-bd7f-7de262d1b5d3	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.	4/16/2019: This is a new construction property. The taxes on the tax bill are based on land-only and not on improvements, therefore taxes are being calculated using the purchase price $XXX,XXX x millage rate of 25.30% = $XX,XXX.XX	04/18/2019: Audit reviewed lender’s rebuttal. Utilizing that calculation, taxes would be $XXXX.XX/month. AUS, 1008 & 1003 all reflect $XXX.XX. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301122187	8fe3d964-4f5d-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure , however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the tax certificate report. Provide evidence of tax calculation. Additional conditions may apply.	04/29/2019: The correct calculation is $XXX,XXX x 25.3% / 100 = $XXXX.XX annual taxes. The monthly taxes are $XXX.XX, which we can confirm on the Final CD ($XXX.XX monthly taxes + $XXX.XX monthly HOI = $XXX.XX)4/16/2019: This is a new construction property. The taxes on the tax bill are based on land-only and not on improvements, therefore taxes are being calculated using the purchase price $XXX,XXX x millage rate of 25.30% = $XX,XXX.XX	04/29/2019: Audit reviewed tax calculations, and has determined that sales price multiplied by 25.3%, divided by 100 equals $X,XXX.XX, divided by 12 equals $XXX.XX monthly. Condition cleared. 04/18/2019: Audit reviewed lender’s rebuttal. Utilizing that calculation, taxes would be $XXXX.XX/month. AUS, 1008 & 1003 all reflect $XXX.XX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301121483	f414db6d-32ed-41d0-aa87-2a638d889d84	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed.	05/07/2019: please see attached04/18/2019: please see attached
05/07/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. The seller fee, in fact, did increase and is more beneficial to the borrower, therefore an addendum reflecting the seller increase is NOT required. Loan will be rated a 'B'.04/18/2019: Audit reviewed Seller CD, and has determined that a Seller Credit of $X,XXX.XX is reflected on said document. Final CD within the loan file does NOT reflect a $X,XXX.XX Seller credit on page 3 of the CD (page 677). Also, missing Purchase Contract addendum with the Seller Credit. Provide Post Funding CD with final figures including the Seller Credit, notification to borrower of error and evidence of delivery; AND provide addendum to Purchase Contract with Seller Credit. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 105.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.30% Years in Field Borrower has 12 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301121483	9b499762-a85b-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing a job gap letter for the co-borrower. Additional conditions may apply.	05/29/2019: See attached CPA LOX05/07/2019: The co-borrower has been self-employed with XXXXXX XXXXXXXXXXXXX since XX/XX/XXXX. We have a two year employment history. An LOX for a gap in employment would not be required, and we are not required to obtain a VOB for the Schedule C business since we are not using income to qualify.
05/29/2019: Audit reviewed employment documentation, and has determined that the CPA letter confirms co-borrower's Schedule C business has been included in tax preparation since XXXX. Therefore, the current and previous VOE along with verification of Schedule C during gap is acceptable to fulfill two years employment history for QM requirements. Condition cleared.  05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that Co-borrower's current employment start date is XX/XX/XXXX with previous employment dates of XX/XX/XXXX through XX/XX/XXXX. Gap of 7 months between employment dates. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc.  Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position); and the employer’s confirmation of current, ongoing employment status. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 105.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.30% Years in Field Borrower has 12 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301125025	1bcd3bf6-3b91-4189-beb9-d04705910d67	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation. Non-material per SFIG guidance, loan will be graded a B for all agencies.	05/08/2019: pls see attached please clear	05/08/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301125025	13e2fd8c-5770-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Alt A Settlement Statement from departing residence on the final application evidencing liens aid and netting sufficient cash to close and or reserves was not provided. The Alt A Settlement Statement in file is not signed or stamped true and certified. Additional conditions may apply.	05/08/2019: See attached	05/08/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301125025	e0396163-e76d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123411	69eac47b-bd4f-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title Doc Prep, Title Settlement and Loan Tie In fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title Doc Prep, Title Settlement and Loan Tie In fee and did not use the provider on the WLSP. Title Doc Prep, Title Settlement and Loan Tie In fee should be listed in section C of the CD. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 13.83 years Self Employed Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 55.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123411	a872a207-2dd4-4980-af6b-582a0a0a3591	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing initial escrow account disclosure		04/09/2019: Audit reviewed Initial Escrow Account Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared. 03/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 13.83 years Self Employed Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 55.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123411	ff5fbd27-c04f-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided. Subject property is located 397 miles from current residence. Lender addressed only the self-employment income as not affected file is missing evidence for the W2 income employer. Additional conditions may apply.	04/12/2019: Please see the attached LOX.3/28/2019: The borrower is self-employed and is not required to work in a set location	04/12/2019: Audit reviewed executed Letter of Explanation by the borrower, and has determined that said document is sufficient to explain distance from subject property to work. Condition cleared. 04/01/2019: Audit reviewed lender's rebuttal and disagrees. The borrower's salaried position with XXXXX is in question. The employer is 441 miles & 7 hours 35 minutes from subject property address. Condition remains.	Years on Job Borrower has 13.83 years Self Employed Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 55.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123042	fb9d039a-2053-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX/XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/4/19 Attached please find the P&L and balance sheet.4/2/19 Attached please find the P&L and balance sheet for XXXX and XXXX	04/05/2019: Audit reviewed document provided and original loan file. The letter provided was located on page 457. Since the LLC is dormant and sold its real estate in XXXX, balance sheet not required. Condition rescinded. 04/04/2019: P&L and balance sheet provided is for a business not on the tax return or application. Please see XXXX Schedule E II, page 150, business #A for balance sheet required. It appears the P&L and balanced sheet may be for a different file since the signature does not match the borrower's signature on any of the loan documents. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.40 months reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 41.37%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301136535	68c60ca8-4e70-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the lender exception for the lender to use the lease agreement at a 75% vacancy rate vs. the Schedule E from the tax returns in the loan file is missing from the loan file. The borrower provided an explanation of rental history on the REO units (69) however; the lender did not provide a LE to use the lease income. Additional conditions may apply.	5/7/19 The underwriter used the current lease amount due to the explanation of the rental which seemed reasonable.	05/09/2019: Audit reviewed lender’s rebuttal and agrees. This is a high balance loan. Per AUS item #16, verify rental income with pages 1 & 2 plus Schedule E of tax return or current lease. Per LOE, the house was not rented until XX/XX/XXXX and the apartment was rented XX/XX/XXXX, therefore; this income is not reflected on XXXX Schedule E. It is acceptable to utilize the leases to calculate rental income for these units. The income on XXXX Schedule E was for the shop and is not included in rental income. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.32% Full Documentation Full Documentation Loan				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301136535	90ed8b1a-c56e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.9.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.32% Full Documentation Full Documentation Loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123186	c2ddec72-67e2-4d32-bc80-fb471d2fa9d0	3278		QM/Non-HPML		Compliance		Funding occurred before RTC Expiration Date	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.	04/02/2019: Please see attached RTC with transaction date of XX/XX/XXXX and expiration of XX/XX/XXXX. The document was included in the original credit upload. Please rescind the condition. 04/02/2019: Please see attachment	04/04/2019: Audit reviewed Lender’s rebuttal and agrees. The corrected, initialed and signed Right to Cancel located on page 490. Condition rescinded. 04/02/2019: Audit reviewed Right to Cancel, and has determined that said document is for a different borrower and address. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 26.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.19%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301123186	e4671e03-bb50-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	04/02/2019: Please see attachment	04/02/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 26.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.19%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123186	fbe2d055-b754-e911-bdd2-f4e9d4a75ba2	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Missing Evidence of Self Employment	4/8/2019: The guideline being cited is from XXXX B3-3.1-07 which is for Verbal VOE's. We are not required to obtain a verbal VOE when we are verifying the borrower's business is active. A Verification of Business in the form of a Secretary of State business entity search is acceptable to verify the business is active. Please rescind this condition.4/2/2019: Please see the attached income docs
04/22/2019: Audit acknowledges the client approved guideline exception for VOE outside guidelines. Loan will be rated a B.04/09/2019:  Pending Client exception review. 04/04/2019:  Audit reviewed the Lender Rebuttal, as well as VOE/VOB documentation, and has determined that XXXX requires ALL bullet points to be met for Self-Employed income. (1)  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; OR  by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance; AND (2) The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.  The SECOND bullet point for “The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information” was not provided to fulfill XXXX requirements. AUS must comply with Selling Guide.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 26.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.19%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301123186	7472c9f7-a950-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 5.		03/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 26.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.19%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148801	440c4a4a-c454-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines required loan data to be resubmitted to AUS if the data changes from the time the AUS was last run. The most AUS in file reflects a DTI of 39.27% vs. the actual DTI of 42.05%. The lender used a gross rental income of $XX,XXX.XX vs. audit gross rental income of $XX,XXX.XX. Additional conditions may apply.	4/2/19 Please rescind this condition as a new AUS does not need to be rerun unless it is over 3% and per your notes it is not.	04/04/2019: Audit reviewed Lender’s rebuttal and agrees. Per Agency guidelines, B3-2-10, Accuracy of AUS Data, AUS Tolerances, and Errors in the Credit Report (XX/XX/XXXX), if verified income is less than the income on the loan application submitted to AUS, AUS must be resubmitted if increase by 3 percentage points or more. Increase in DTI is < 3%. Condition rescinded.	Years in Primary Residence Borrower has been in primary residence 25 years. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.9 months reserves CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 34.83%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301148801	a6eb41b6-9954-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of current hazard insurance premium. Two insurance documents in file with different premium amounts and different coverages. Provide evidence of hazard declaration premium in force at close. Additional conditions may apply.	04/05/2019: Please clear this based on the attached policy that has replacement cost coverage now.	04/23/2019: Audit consulted with Management, and has determined that the policy with premium of $X,XXX.XX is deemed acceptable. Condition cleared. 04/12/2019: Pending management review. 04/05/2019: Audit reviewed Hazard Insurance Declaration page, and has determined that the premium reflects $X,XXX.XX for a monthly amount of $XXX.XX, which brings DTI to 43.10%. DTI exceeds guideline maximum. Condition remains.	Years in Primary Residence Borrower has been in primary residence 25 years. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.9 months reserves CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 34.83%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150604	4e72dedd-fddc-48e4-b5f7-454e933e542d	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	05/22/2019: Please see attachments05/21/2019: Please see attachments	05/22/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.05/21/2019: Audit reviewed the Disclosure History submitted, and has determined that said document reflects Closing Disclosures dated XX/XX/XXXX and XX/XX/XXXX which were NOT provided within the original loan file. Provide both CD's listed on the Disclosure History. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301130999	ce39b5a0-3c77-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	The file is missing the AUS results as required by the lender matrix. Additional conditions may apply upon receipt of the required documentation	05/24/2019: Attached please find the VOB by our underwriter XXX XXXXXX.
05/24/2019: Audit reviewed source documents for VOB, and has determined that sufficient evidence was submitted for the source of the information obtained and the name and title of the lender's employee who obtained the information for VOB via print screen. Condition cleared. 05/20/2019:  Received AUS findings.  Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.
												CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with CLTV of 53.13% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771 Years Self Employed The borrowr is self employed for 35 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301130999	bc6fa8a5-2677-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not found in the file. The CU Score is 3.4.		05/20/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with CLTV of 53.13% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771 Years Self Employed The borrowr is self employed for 35 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123663	3e125c16-265a-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	A creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. The file is missing prior 2nd year W2 or WVOE. The most recent 24 months income is required in order for the loan to be classified as a Qualified Mortgage.	04/15/2019: The borrower’s XXXX W2 was provided with the initial loan delivery docs along with the verbal VOE confirming the borrowers start date. Please rescind.	04/15/2019: Audit re-analyzed the loan file, and has determined that 2 years of Employment history has been verified via VOE. Income verified through pay stubs and previous years W2. Appendix Q requires have been met for Employment history. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 775. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 65.20 months reserves. Years on Job Borrower has 16.83 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301123675	06008eaf-5155-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. Missing the CD dated XX/XX/XXXX as reflected on the lenders disclosure report.	04/05/2019: Please see attached 3-4 cd. please clear the condition	04/05/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123675	c6f40043-8454-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk score 3.1		04/04/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123673	21f474ec-5852-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q was not provided for the borrower and co-borrower.	4/12/19 Please clear this condition based on the attached screen shot of the Sr. Underwriter, XXXXX XXXXX, who approved the VOB and the original document has the source. 04/05/2019: Sent an email to XXXX to clear this.4/2/19 Please rescind this condition. The borrowers are self employed and the attached VOB was sent with the upload.
04/15/2019:  Lender provided internal screen shot verifying date business was verified by underwriter.  Condition cleared.04/05/2019: Audit reviewed the Lender Rebuttal, will await further direction from the client. Condition remains. 04/04/2019:  Audit reviewed the Lender Rebuttal, as well as VOE/VOB documentation, and has determined that XXXX requires ALL bullet points to be met for Self-Employed income. (1)  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; OR  by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance; AND (2) The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.  The SECOND bullet point for “The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information” was not provided to fulfill XXXX requirements. AUS must comply with Selling Guide.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.80 months reserves Years Self Employed Borrrower has been Self Employed for 16.17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123673	46eb645f-5c52-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	4/2/19 Attached are the signed pages for the business returns.	04/04/2019: Received signed/dated XXXX & XXXX business tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.80 months reserves Years Self Employed Borrrower has been Self Employed for 16.17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123673	92aa3c68-5c52-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	04/05/2019: See attached X/X/XX Please rescind this condition as they are on page 73 and 74 of the attached download. Here they are again.	04/05/2019: Audit reviewed XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.04/04/2019: Audit reviewed lender’s rebuttal and disagrees. Signed/dated personal tax returns provided and on pages 73 & 74 are both for XXXX. Missing signed/dated XXXX personal tax returns. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.80 months reserves Years Self Employed Borrrower has been Self Employed for 16.17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158522	b2238ef2-4306-46fd-a5a7-5eb7064b1f02	3274		QM/Non-HPML		Compliance		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 3.797%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of 4.01%, which is a difference of -0.123% and exceeds allowable tolerance of 0.125%.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW guidelines requires 0 reserves loan qualifies with 46.90 months reserves No Mortgage Lates UW guideliesn require 0x30 lates within the most recent 24 months, loan quaifies with 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfieis with FICO of 788				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158522	10cd2977-6ca0-45cf-8e96-bbeeb458b42d	3265		QM/Non-HPML		Compliance		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 3.797%. The most recent Closing Disclosure dated XX/XX/XXXX reflects an APR of 4.010%, which is a difference of 3.797% and exceeds allowable tolerance of 0.125%. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW guidelines requires 0 reserves loan qualifies with 46.90 months reserves No Mortgage Lates UW guideliesn require 0x30 lates within the most recent 24 months, loan quaifies with 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfieis with FICO of 788				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158522	6722ab7d-d6a7-4893-86b8-d78d39e7fc12	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLPS was not found in the file.	05/08/2019: please see attached which was included in original credit upload. please clear the condition	05/08/2019: Audit reviewed WLPS, and has determined that said document submitted is deemed acceptable. Condition cleared. 05/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW guidelines requires 0 reserves loan qualifies with 46.90 months reserves No Mortgage Lates UW guideliesn require 0x30 lates within the most recent 24 months, loan quaifies with 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfieis with FICO of 788				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158522	f8017d6a-2b6d-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	05/09/2019: Please clear this condition. The Legal description is consistent on all documents and the security instrument has the correct APN#.	05/22/2019: Audit consulted the investor, and has determined that although the APN is incorrect on the Appraisal, the appraisal’s legal description is consistent with the descriptions in file. Condition cleared. 05/09/2019: Audit reviewed pertinent documents reflecting APN, and has determined that the Appraisal has the INCORRECT APN of XXXXXXXXX, the correct APN is XXXXX-XX-XXX-XXX as verified with County Tax Collector. Provide corrected page 1 of the Appraisal. Condition remains.	Reserves are higher than guideline minimum UW guidelines requires 0 reserves loan qualifies with 46.90 months reserves No Mortgage Lates UW guideliesn require 0x30 lates within the most recent 24 months, loan quaifies with 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfieis with FICO of 788				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301129689	0b9fc7f7-925f-e911-bdd2-f4e9d4a75ba2	3284		QM/Non-HPML		Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	The LE's in file do not reflect a good faith estimate for Section F prepaid hazard insurance and property taxes. The final CD Section F reflects prepaid hazard insurance of $X,XXX.XX and property taxes of $X,XXX.XX resulting in a total of $X,XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
5/10/2019:  Regarding the hazard insurance, the hazard insurance policy was already in effect prior to this loan as this was a refinance (X/XX/XX) and thus was not part of this transaction and did not need to be disclosed on the final CD. Regarding the taxes, the delinquent supplemental taxes of $X,XXX.XX ($X,XXX.XX + $XXX.XX) were to be paid by the borrower prior to closing. However, the borrower only paid the $XXX.XX prior to closing. It was not known until closing when the title company alerted us that the $X,XXX.XX had not been paid. An internal COC was done at that point. However, we agree that the second installment of taxes of $X,XXX.XX should have been disclosed as they were due before the first payment of X/X/XX so had to be paid at closing. A refund of $X,XXX.XX will be made to the borrower. See revised CD plus the attached Final Disbursement Ledger and Tax Information.
											05/13/2019: Received change in circumstance, explanation letter, air bill, copy of refund check and post consummation closing disclosure. Amount of refund is satisfactory. Condition cleared. Loan will be rated a B for all agencies.05/13/2019: Pending management review					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301125014	df32a831-3f5d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 2.7.		04/23/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301125010	c211eba4-cf61-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The XXXXXXXX Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX, XXXX, XXXXXX, and XXXX Counties. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.	04/29/2019: please see attached	04/29/2019: Audit reviewed Certificate of Compliance, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 17 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.96% Full Documentation Full Documentation of income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130563	8d35dd83-d460-4a24-abb4-678ca4347d12	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.		04/16/2019: Received initial closing disclosure for each borrower. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301130563	b4a93392-a95b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.		04/16/2019: Received initial closing disclosure for each borrower. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130613	14e2447c-6e54-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years “S” corporation tax returns for the last two years, with all applicable tax schedules. Signed returns not provided.	04/19/2019: See attached.	04/19/2019: Audit reviewed XXXX/XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130613	98373ed3-6e52-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	04/19/2019: See attached.	04/19/2019: Audit reviewed XXXX/XXXX executed Business Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192669	094a36b5-fd7b-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	5/23/19 Please see attached VOB documentation and verification that XX XXXX, Sr. UW did the verification.	05/24/2019: Received verification of business which meets requirements. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 207.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150047	24431f83-e8a2-44a5-89dc-721818335efd	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a Credit report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The Post CD reflects a Credit report fee of $XX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	04/15/2019: please attached CD and stmt	04/15/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301150513	3c09b39c-e272-4473-bf5b-a29baac8d564	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS of the Borrowers and Sellers Real Estate broker are missing. Provide re-disclosed CD and LOE to the borrower.	5/21/2019: Please rescind condition, the attached PCCD was included in the loan package	05/10/2019: A Post Close CD and LOE to the borrower added the NMLS. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150513	948905ba-7afe-4dad-a3b8-1cfd412b4d3f	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and LOE to the borrower.	5/21/2019: The decrease is due to the borrower requesting a rate decrease from 4.75% to 4.50% on X/XX/XX which reduced the lender credit to $XXX. See attached COC and re disclosed X/XX/XX LE.	05/22/2019: Received Change in circumstance forms dated X/XX and X/XX with corresponding loan estimates. Final LE lender credit is $XXX.XX. Final CD lender credit of $XXX.XX includes a tolerance cure. Condition cleared.05/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150513	f21418bd-0d55-4dcf-a0ca-26e956a30693	3184		QM/Non-HPML		Compliance		Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	The Final Inspection fee is $XXX and the Credit report fee is $XX.XX on the final CD. LE dated XX/XX/XXXX does not list either fee. These fees are in a 0% tolerance section. Lender tolerance cure of $XXX is required. Section J reflects $XX.XX tolerance cure that is insufficient. Provide corrected CD, evidence of Refund to the Borrower, LEO and proof of delivery to the Borrower.	5/21/2019: A COC was done on X/XX/XX to add a Final Inspection Fee of $XXX.XX based on the appraisal that was received on X/XX/XX showing that it was subject to completion. See attached COC and re disclosed X/XX/XX	05/22/2019: Received change in circumstance forms dated X/XX and X/XX with corresponding loan estimates. Final LE lender credit is $XXX.XX. Final CD lender credit of $XXX.XX includes a tolerance cure for credit report and recording fee. Tolerance cure is sufficient. Condition cleared.CD lender credit of $596.62 includes a tolerance cure for credit report and recording fee. Tolerance cure is sufficient. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150513	f9b68779-5673-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 30 days prior to the note date. The VVOE is missing for the Co-Borrower.	05/15/2019: Please see the attached VVOE dated X/XX. Our loan closed on X/XX	05/15/2019: Audit reviewed the VOE documentation for co-borrower, and has determined that the document submitted was within 30 days prior to the Note date. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150513	10824f66-ca74-e911-bdd2-f4e9d4a75ba2	25		QM/Non-HPML		Credit		Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442).	05/15/2019: See attached	05/15/2019: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150513	3505c076-c774-e911-bdd2-f4e9d4a75ba2	1702		QM/Non-HPML		Credit		Missing 4506-T	The AUS (DU) requires an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided for Borrower.	05/16/2019: please see attached	05/16/2019: Audit reviewed executed 4506-T at closing, as well as initial eSigned 4506-T, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150513	6ed678ae-5573-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing prior Verification of Employment for each borrower. Additional conditions may apply.	05/16/2019: See attached VVOE’s for both borrowers from their previous employers.	05/16/2019: Audit reviewed VOEs for previous employment on both borrowers, and has determined that documentation was dated PRIOR to consummation, and no gaps in employment were found. Documentation submitted is deemed acceptable. Two years of Employment history was verified, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150513	cb3aff28-c774-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	AUS (DU) require prior year (XXXX) W-2. Missing 2018 W-2 for Borrower. W-2 required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.	05/16/2019: See attached W2's	05/16/2019: Audit reviewed XXXX/XXXX W2's for Borrower, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150513	19f468b9-5b73-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score of 4.6.		05/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.28% Years in Field Borrower has 7 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132241	993cf3d4-c37d-466b-867d-4d4e553397e1	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of co-borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	04/08/2019: Please see attached Trid history. please clear the condition04/05/2019: Please see attached disclosure tracking history which shows that XXXXX XXXXXXXX esigned the initial CD. Please cleared the condition.04/03/2019: please see attached. please clear the condition
04/08/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.04/05/2019: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.04/03/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation for the borrower. HOWEVER, for a refinance or other rescindable transaction, the consumer is the borrower(s) and any person who has the right to rescind the transaction because the lien will attach to their principal dwelling.  This includes co-borrower and any other owner of the property. MISSING evidence of the co-borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. Condition remains.
																3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301132241	0c1db4ca-0554-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial CD dated XX/XX/XX as shown on the disclosure tracking report. Additional conditions may apply.	04/03/2019: please see attached. please clear the condition	04/03/2019: Audit reviewed initial CD dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132241	da24746a-3a52-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score 4.1		04/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132736	ded69d02-f756-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		04/09/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133351	07115166-d7e9-49f2-8b55-c2988c68f679	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent and email address of the Borrower and Seller Real Estate Brokers are missing. Provide corrected CD and letter of explanation to the Borrower.	04/24/2019: please see attached PCCD that was included in the loan package. Please rescind condition	A Post Closing CD provided in the loan file reflects License ID of the Settlement Agent and email address of Real Estate Brokers. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301133351	5d696ae7-5c5c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		04/23/2019: The AVM report value of $XXX,XXXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133024	39ada703-31ac-4ebe-aa84-4a5afe7a1487	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects charges for Title-Closing Protection Letter Fee, Title-Premium for Lender's Coverage, Title Recording fee and Title-Settlement or Closing Fee in Section B. The borrower selected their own service provider. Those fees should be reflected in section C. Non-material per SFIG guidance, loan will be graded a B for all agencies. Cured post closing.	4/30/2019: please see revised cd email which was included in original credit upload, please rescind the condition.	04/26/2019: A Post close CD moved title fees to section C with LOE. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 37.46%. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 555. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 722.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301133024	a37774fe-5a68-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/21/2019: See attached HELOC Closure Letter	05/21/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 37.46%. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 555. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 722.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133024	95e29864-2568-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for Business A on Schedule E Part II of XXXX tax returns not provided. Two years signed business returns are required in order for the loan to be classified as a Qualified Mortgage.	05/29/2019: See attached	05/29/2019: Audit reviewed XXXX/XXXX executed 1120S Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 37.46%. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 555. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 722.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133024	7ca68876-2568-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided. Two years signed returns are required in order for the loan to be classified as a Qualified Mortgage.	05/29/2019: See attached	05/29/2019: Audit reviewed XXXX/XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 37.46%. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 555. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 722.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132915	6c877b6c-e6e7-4241-9ae7-b4d7a53ab81b	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	4/16/2019: Please rescind condition as the attached payoff states the lien being paid off is a construction loan. RTC is not required.	04/18/2019: Audit reviewed lender’s rebuttal and agrees. Construction to permanent financing does not require RTC. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177103	bd688f24-7c68-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.4.		05/06/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140053	a8fd5a54-ed77-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150046	b5a2875b-a36b-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing signed authorization to freeze and close 2nd lien HELOC paid off at closing.		05/04/19: Lender provided the signed authorization to freeze and close 2nd lien HELOC paid off at closing. Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifies with FICO of 795 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.40 months reserves Years Self Employed Borrower has 12 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133350	e1e1a593-5852-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for the co-borrower to verify a 2 year history.	04/15/2019: Please see attached VVOE for the co-borrower.	04/15/2019: Audit reviewed VVOE for co-borrower, and has determined that documentation submitted was dated within 30 days PRIOR to consummation and verifies more than 2 years of employment history. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.28 months reserves, loan qualified with 6.80 months reserves Years on Job Borrower has 15 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133350	64624a03-5852-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.1		04/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.28 months reserves, loan qualified with 6.80 months reserves Years on Job Borrower has 15 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172527	ae5c040b-b402-4d26-a182-311f83082275	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State ID of the Settlement Agent is missing.	05/23/2019: please see attached revised cd,lox please clear the condition	05/23/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301134163	8ddc0698-927c-e911-bdd2-f4e9d4a75ba2	2640		QM/Non-HPML		Credit		Missing Condo Review Documentation	Missing condo approval per DU. Approval can be formed as a Limited Review if the property is located in an established project; and the property is not ineligible as defined in the Selling Guide. Additional conditions may apply.	05/30/2019: Please see the attached condo approval and supporting documentation.	05/30/2019: Audit reviewed the Lender screen shot with regards to Project Review, and has determined that said document is acceptable to confirm project it is warrantable under FNMA guides per lender statement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3.43 months reserves, loan qualified with 100.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Years on Job Borrower has 22 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148437	ec007eb5-d8f1-4854-9260-e1f78b8b02dd	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide corrected CD and letter of explanation to the Borrower.	04/16/2019: PCCD with correction was provided with loan package. Please rescind condition.	04/17/2019: Lender responded PCCD with correction was in the loan package. Audit confirmed the PCCD reflects the License ID. Non-material per SFIG guidance, loan will be graded a B for all agencies. A post closing CD provided in the loan file reflects the License ID of the Settlement Agent. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136519	d47a248f-845c-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #1 on final application reflects a deposit of $XX,XXX. There is no evidence in the file documenting the source of the deposit.	05/07/2019: Please see the attached statement to document the source for the large deposit.	05/07/2019: Audit reviewed bank statements, and has determined that sufficient evidence was provided to verify source of deposit was derived from the borrower's savings account. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 801. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.202 % Years Self Employed Borrower has been self employed 6.17 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136519	1d66b040-a85b-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		05/30/2019: Personal returns addressed in other condition. Cleared. 05/11/19: Lender provided the signed business returns for XXXX and XXXX. Please provide the signed personal returns for XXXX and XXXX. Condition maintained.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 801. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.202 % Years Self Employed Borrower has been self employed 6.17 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136519	e1152b6c-a85b-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	04/26/2019: See attached	04/26/2019: Audit reviewed XXXX/XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 801. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.202 % Years Self Employed Borrower has been self employed 6.17 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301137886	b7835af2-e166-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Loan Estimate figures in the Calculating Cash to Close section of the final Closing Disclosure does not match the most recent LE figures. Provide corrected CD and LOE to the Borrower.	04/30/2019: please see attached revised cd and email which was included in original credit upload, please rescind the condition.	04/30/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B. 04/24/2019: Post closing CD dated X/XX/XXXX reflects corrected LE figures. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301137886	6249f6e0-4c16-4191-8a99-8ed26977f5ff	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial Closing Disclosure issued X/X/XXXX and e-signed per the Disclosure History is missing from the loan file.	04/30/2019: please see attached X-X cd, please clear the condition	04/30/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301139781	60ce0637-8967-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Dues and Termite Reimbursement in section H of the final Closing Disclosure are missing the name of the payee. Provided corrected CD and LOE to the borrower.	05/02/2019: please see attached revised cd, email which was included in original credit upload, please rescind the condition	05/02/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301139781	02b61f6d-8b28-413f-8f4e-55997f698bc9	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and LOE to the borrower.	4/30/2019: please see revised cd, email which was included in original credit upload, please rescind the condition	04/26/2019: A Post Close CD corrected the license ID and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301139781	6edc2699-2e68-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects a CD was sent to the borrower on XX/XX/XXXX. No evidence of this CD is in the loan file.	4/30/2019: please see attached X-XX cd. please clear the condition	05/01/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301139781	9e763fca-8967-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.2		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136993	f803232a-f84b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD e-signed and dated XX/XX/XXXX per Disclosure History provided is missing from the loan file. No Cure - Missing document not provided.	03/25/2019: please see attached	03/26/2019: Lender provided initial CD. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.64% Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX per month.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136993	e78b5e46-5a4a-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	04/05/2019: please see attached	04/05/2019: Audit reviewed Second Lien Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.64% Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX per month.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136993	e6db89c9-594a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/21/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.64% Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX per month.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301137884	24d9b160-c170-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing a VVOE for the borrower's previous employer and a full college transcript. Additional conditions may apply.	5/10/2019: Please see the attached VOE for the borrower’s previous employer and college transcripts. Please note that both of these were sent with the initial loan delivery docs. Please rescind this condition.	05/13/2019: Audit reviewed Lender’s rebuttal, documents provided and original loan file. VVOE for current employer, page 146, reflects start date X/XX/XXXX. Transcripts, page 154, reflect fall of XXXX – winter of XXXX. Previous WVOE provided reflects X/XX/XX-X/XX/XX. This was not located in the original loan file. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 768				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301137884	478beca2-c070-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 2.6.	05/16/2019: Please see more conservative OA from file - appraised value is $XXX,XXX	05/17/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Revised appraisal provided. Condition Cleared.05/15/2019: Received CDA report with a value of $XXX,XXX and 0% variance. Appraised value is $XXX,XXX. Therefore, the variance is not 0%. Please provide corrected CDA report. Condition remains. 05/10/2019: The AVM provided is missing the subject information and comparable information. Condition remains.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 768				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140016	31a5bf68-8d67-4361-b813-38c3b1a22b08	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a Final Inspection Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Final Inspection Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.	05/28/2019: See attached revised CD and the requested invoice. A refund of $XXX will be made to the borrower - tolerance refund of $XXX ($XXX for the appraisal and $XX for the final inspection) plus $XXX overcharge for the Comparable Rent Schedule for the Rental Property that was already POC by the borrower.5/6/2019: Please see attached COC that shows the change in bottom of pg 2 with CD. These were included in loan package, please rescind condition.
05/28/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.05/07/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Appraisal invoice, page 61, POC by borrower $XXX for final inspection, does not show POC on final CD.  Appraisal invoice, page 68, POC $XXX for 1004 report is acceptable.  Appraisal invoice, page 33, POC $XXX for comparable rent schedule on REO, does not show POC on final CD.  Change in circumstance states add $XXX appraisal fee and keep $XXX of $XXX.  Section B is incorrect and needs to be itemized correctly:  Final inspection $XXX, POC, rent schedule $XXX, POC.  Exterior appraisal, page 93, missing invoice.  Invoice is required to verify the COC adding $XXX is valid and this fee should be itemized on CD.  Please provide invoice, explanation letter and corrected closing disclosure. Condition remains.
												CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 80%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 38.40 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150013	2ed7e37a-7260-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 16.17 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor. Missing a copy of licenses for business #4 and #5 reflected on the Schedule E of the XXXX 1040's  A CPA letter or copy of license for all business is required in order for the loan to be classified as a Qualified Mortgage.
										04/19/2019: See attached	04/19/2019: Audit reviewed business license for business #4 and #5 reflected on the Schedule E of the XXXX 1040's, and had determined that documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 16.17 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO score of 720 loan qualified with FICO of 793. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 69.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150013	db7218ea-0561-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	04/19/2019: CDA	04/19/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 16.17 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO score of 720 loan qualified with FICO of 793. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 69.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138913	d9bc51a5-1c63-45cb-9d5c-5d123ad75755	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects no Credit Report Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	4/10/2019: This was a typographical error - the credit report fee was paid by the broker as shown on the invoice. See revised CD. Please clear the condition	04/12/2019: Received explanation letter, air bill and post consummation CD correcting Section B. Condition cleared. Loan will be rated a B.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301140015	f09be50f-d65b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.7.	05/31/2019: Lender acknowledged variance >10% based on field review and compensating factors.	05/31/2019: Condition acknowledged. 05/30/2019: Audit escalated to management for further review. 04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a -13.7% variance. Variance not within acceptable tolerance. Review appraisal required. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140015	74ea4638-e4a4-e911-bdd2-f4e9d4a75ba2	2		QM/Non-HPML		Property		Appraised value not supported	A CDA provided reflecting a value of $XXX,XXX which is a -13.7% variance. Variance not within acceptable tolerance.		05/31/2019: Lender acknowledged variance >10% based on field review and compensating factors.					3	3	C	C	C	C	C	C	C	C	C	C	Acknowledged
301140048	aace8abf-316c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated and e-signed XX/XX/XXXX per disclosure history is missing in file. No Cure - Missing document not provided.	05/06/2019: please see attached X-X cd, please clear	05/06/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179419	72ca9ee7-9871-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk is 2.8		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151048	34756567-3e30-47f0-b23c-59cf7d0e93a2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Line 5 from Section F of the Final CD is missing the fee name.	04/24/2019: please see attached revised cd lox tracking. please clear the condition	04/24/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B. Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151048	17e70860-5e5d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 4.0.		04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140621	9d964cc9-7467-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	4/29/19 Please rescind this condition. The payoff letter stated the HELOC was closed from further draws. It is attached and was in the original upload.	05/01/2019: Lender provided verification of closure of HELOC. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 3 years Years Self Employed Borrower has 11.92 years Self Employed Full Documentation Full documantaion loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140633	479af4e8-975b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU Risk score is 3.		04/23/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140631	53ddf4f0-e170-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The secondary financing listed in Section H of the Final Closing Disclosure should be reflected in Section K. Provide re-disclosed CD and letter of explanation.	05/14/2019: please see attached please clear	05/14/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Years Self Employed Borrower has 22 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301140631	60c908bd-e170-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.9.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Years Self Employed Borrower has 22 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140630	488ab94e-416b-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number, address and contact information for the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. No Cure.	05/07/2019: The corrections were reflected on the PCCD dated X/XX/XXXX that was included in the loan package. Please rescind condition.	05/07/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 04/30/2019: Post Closing CD dated X/XX/XXXX updated required Real Estate Broker and Sellers Real Estate broker info. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143399	1024000b-9a66-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	4/25/2019: please see attachment	04/26/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143399	09d58609-e565-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of property taxes of $XXX.XX per month. Tax search and title commitment both reflect $XXX.XX yearly or $XX.XX monthly. Additional conditions may apply.	4/26/2019: Taxes are being calculated based on the appraised value $XXX,XXX 11.27 millage rate found on the attached tax bill.	04/29/2019: Audit received lender's tax calculation which is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143399	0f8e10ae-e365-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.6.		04/29/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143410	98fda3b7-8866-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney Fee - Borrower in section H of the final Closing Disclosure does not reflect the name of the service provider. Provide corrected CD and letter of explanation to the borrower.		05/01/2019: Received explanation letter, air bill and post consummation CD adding service provider to Section H. Condition cleared. Loan will be rated a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143410	e8cf7f1d-a08c-40e0-94a2-3d1405c43438	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $0.00. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.	4/30/2019: please see attached revised cd lox tracking please clear the condition	05/01/2019: Received explanation letter, air bill and post consummation CD correcting the calculating cash to close section. Condition cleared. Loan will be rated a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143410	c5a115f7-c865-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.		05/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.05/07/2019: Nothing uploaded for review. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150742	406135ec-1965-e911-bdd2-f4e9d4a75ba2	2136		QM/Non-HPML		Compliance		Missing Note	File is missing the Note.	04/25/2019: Please see attachment	04/25/2019: Audit reviewed executed Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148847	885b12e9-d406-43e2-93af-c387583ca297	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	04/26/2019: please see attached.04/26/2019: please see attached	04/26/2019: Audit reviewed Initial Escrow Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 04/26/2019: Audit reviewed Initial Escrow Disclosure, and has determined that the documentation is missing the top portion with document date. Condition remains. Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Primary Residence Borrower has resided in subject for 13 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 88.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148847	c3697846-0865-e911-bdd2-f4e9d4a75ba2	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	Evidence of monthly XXXXXX payment of $XXX.XX was not provided in the loan file. XXXXX XXXX provided in the loan file reflects monthly XXXXX of $X,XXXX. Additional conditions may apply.	05/06/2019: Please see the attached showing a deduction of $XXXX.XX. The total XXXX $XXXX - $XXXX.XX is $XXX.XX. Page 8 of the XXXX XXXX details the agreement of deducting a portion of the pension income.04/26/2019: Part of the XXXXX payment is deducted from XXXXXXXX'X monthly pension. The $XXX.XX/mo is the remainder of the $XXXX/mo.	05/06/2019: Audit reviewed Statement of Retirement Benefit Payments, and has determined that evidence of deduction in the amount of $X,XXX.XX for the remainder of XXXX was submitted and is deemed acceptable. Condition cleared. 04/26/2019: Audit reviewed the Lender Rebuttal, and has determined that evidence XXXX is deducted for monthly pension was not provided. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Primary Residence Borrower has resided in subject for 13 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 88.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148847	7189b212-c062-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. Additional conditions may apply.	04/26/2019: See attached	04/26/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Primary Residence Borrower has resided in subject for 13 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 88.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148847	abd1875a-c162-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.04/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Primary Residence Borrower has resided in subject for 13 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 88.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143421	a95096bb-4768-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated X/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.		05/01/2019: Received initial closing disclosure. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.09% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with1.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143421	9281c7bb-4668-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing statement for revolving account listed on 1003 verifying $XXXX.XX balance and $XX.XX monthly as listed on final 1003.		05/04/19: Lender provided a paid receipt for the HOI. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.09% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with1.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149467	21b578cf-0b5a-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title-Release and Title-CPL fees are reflected in section H of the final Closing Disclosure. The Lender title fees should be listed in section C of the final CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149467	f63db62b-d856-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 5.		04/09/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148477	cf1662cc-da6d-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results	05/08/2019: See attached	05/24/2019: Audit consulted with Management, and has determined that sufficient income documentation has been provided. AUS is deemed acceptable. Condition cleared.05/09/2019: Escalated to Management with regards to Paystub. 05/08/2019: e-mailed ADM	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualifeid with $19,245.17 in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301148477	136ce06f-db6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.1.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualifeid with $19,245.17 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143515	3303d956-e957-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is missing from the loan file. CU Risk Score is 3.6		04/10/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143514	71b0cdb1-b26d-4c37-ac06-7585e608f66e	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The Initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox/presumed receipt, the timing requirement to consummation is not met.		04/16/2019: Received evidence borrower acknowledged initial closing disclosure. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 26.67% Years in Primary Residence Borrower has resided in subject for 8 years Years in Field Borrower has 20 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301143514	acc096ad-375d-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	The AUS credit report dated XX/XX/XXXX was not provided. Additional conditions may apply.	4/15/2019: See attached04/15/2019: See attached	04/16/2019: Lender provided X/X credit report which was previously provided. Per AUS, credit report that corresponds to findings is dated X/X/XXXX. Review of file verifies no other credit report was obtained. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 26.67% Years in Primary Residence Borrower has resided in subject for 8 years Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301143512	ad7a993f-7d67-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is a 2.6.		04/29/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150510	f55c409b-9e4f-407d-b1f4-bc7763792dda	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for. (No Tolerance Violation)	4/24/2019: Please see attachment	04/30/2019: Audit reviewed WLSP, and has determined that documentation submitted is deemed acceptable. Condition cleared. 04/26/2019: WLSP provided is for a different borrower (XXXX). Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.04/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150510	13ce5090-1863-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147148	5ef39c0b-fe8b-4675-8df9-4a902763a2bb	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees appied to the transaction in order for compliance testing to be completed. Provide a letter of explanation and re-disclosure of the correct information.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301147148	2a91c75b-ce6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143748	3b533d20-9e62-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	All addendums to the purchase contract were not provided. The final CD reflected a seller credit of $XX,XXX, however the addendum provided in the loan file reflected $XX,XXX.	04/26/2019: This is not a requirement. Please rescind.	04/29/2019: Audit consulted with Compliance, and has determined that since the seller fee, in fact, did increase and is more beneficial to the borrower an addendum reflecting the seller increase is NOT required. Condition cleared. 04/26/2019: Escalated to Compliance for further review.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 732. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 49.50 months reserves Years in Field Borrower has 15 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147134	b81b40eb-976a-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the CD dated XX/XX/XXXX was e consented.		05/01/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	No Mortgage Lates UW guideline require 0x30 within the most recent 24 months,. the loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines required no months reserves , loan qualifies with 13.2 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 712				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147134	54472719-976a-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for Business D on Schedule E Part II Statement 1 of XXXX tax return not provided.	4/30/2019: The personal tax returns reflect no income from XXXX. Please see the attached VOB showing that the company dissolved as of X/XX/XX.	05/01/2019: Division of corporations reflects Business #D was dissolved X/XX/XXXX. XXXX K-1 is final and reflects no income. XXXX partnership return is marked final and reflects no income. Since tax returns were provided to verify business is closed, signatures are not required. Condition rescinded.	No Mortgage Lates UW guideline require 0x30 within the most recent 24 months,. the loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines required no months reserves , loan qualifies with 13.2 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 712				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180338	2e053ffb-1077-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file, CU risk score 3		05/20/2019: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $X,XXX,XXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148474	fb99badc-e757-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX as reflected on Disclosure Tracking was not provided. No Cure.		04/12/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143746	6f9a219d-e2b6-44f8-a6f7-f5b342214460	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provided re-disclosed CD and LOE to the borrower.	05/29/2019: please see attached revised cd lox which was included in original credit upload, please rescind the condition	05/29/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/24/2019: A Post close CD added the license number and LOE. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150596	7bfd5ade-1662-e911-bdd2-f4e9d4a75ba2	86		QM/Non-HPML		Credit		Limited Employment History for Borrower/Co-Borrower	Documentation in file indicates a limited employment history for co-borrower which does not meet lender's guidelines. Lender must document 24 months continuous employment history to meet QM requirements. Conflicting VVOE's in file reflect employer start dates as XX/X/XXXX, XX/XX/XXXX and X/X/XXXX. Conflicting VVOE's in file reflect a possible gap of employment between X/XX/XXXX and XX/XX/XXXX. Final 1003 in file reflects 1.83 years on job with prior job employment from X/XX/XXXX to X/XX/XXXX.
05/24/2019: Please clear this condition. The XXXX W-2 is from XXXXXXXXX XXXXXXX Services a payroll service. Per XXXX XXXXX HR Manager @ XXXXXX XXXXXXXXXXXX , the start date per the work number was due to the fact they changed payroll services and what we verified on X/XX/XX of a start date in XXXXXXX XXXX is accurate. 5/10/19 Please clear this condition. We had verified with HR at XXXXXX XXXXXXXXXXX with XXXXX XXXXXX that they use an outside company so that just must be an error on their part. XXXXX XXXXXX verified that the start date was XX/XXXX. The Work number also shows the years of employment as 2 years, 5 months. Also, for the borrower, please clear this condition as the WVOE show her employment from X/XX/XX to X/XX/XX.

05/24/2019: Audit reviewed the Lender Rebuttal, and has determined that company listed on the W2 is a payroll service company verified through internet search. VOE page 97 verifies total time with employer as 2 years and 5 months. VOE on page 94 reflects accurate start date, more than 2 years with company. Payroll companies changed during that period, hence the inaccuracy of the dates. Sufficient evidence provided to verify co-borrower's 2 years employment history. Condition cleared.    05/13/2019:  Audit reviewed Lender’s rebuttal and original loan file.  VVOE, page 94, reflects start date with current employer of XX/X/XXXX.  Previous WVOE, page 99, reflects end date of X/XX/XXXX.  VVOE, page 97, reflects most recent start date with current employer of XX/XX/XXXX.  XXXX W-2, page 105, is not from current employer.  Discrepancies need to be addressed.  Condition remains.
												Reserves are higher than guideline minimum UW guidelines require 1 months reserves, loan qualifies with 8.60 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO 680, loan qualifies with FICO of 787 Years in Field Borrower in the same field for 4 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172332	11c6d15a-4ff3-4c24-a2b4-0a980ff6cdd5	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.	05/20/2019: Attached is a amended dec page that supports the $XXX.XX on the CD.	05/20/2019: Audit reviewed updated insurance declaration page, and has determined that the Estimated Taxes, Insurance and Assessments calculations are correct on the CD. Condition cleared. 05/14/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 7.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172332	304afdce-4b76-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The final Closing Disclosure is missing the addendum showing debts paid at closing.	05/20/2019: please see attached	05/20/2019: Audit reviewed Closing Disclosure Addendum, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 7.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172332	b5a8ee93-4a76-e911-bdd2-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Borrower received gift funds for down payment / reserves. Gift letter provided in file does not match the amount of funds borrower received. Additional conditions may apply.	5/15/2019: See attached Gift Letter.	05/16/2019: Received satisfactory gift letter. Amount matches the amount of the wire transfer. Conditions cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 7.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172332	3bb480ef-4a76-e911-bdd2-f4e9d4a75ba2	1702		QM/Non-HPML		Credit		Missing 4506-T	The AUS/lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.	05/20/2019: please see attached	05/20/2019: Audit reviewed executed 4506-T's at closing, as well as at initial Application, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 7.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172332	3fa5674b-4a76-e911-bdd2-f4e9d4a75ba2	24		QM/Non-HPML		Credit		Missing appraisal	Appraisal not provided.		05/16/2019: Received satisfactory appraisal. Verified active license. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 7.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159255	3c629a45-8e6b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.	05/07/2019: The LE dated X/XX/XX was not issued to the borrower but was a document preview as noted by the "Preview" watermark by the broker. The Final CD matches the initial LE Cash to Close of $XXX,XXX which was issued on X/X/XX. Please rescind condition	05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that COC reflects rate lock on XX/XX/XXXX with corresponding LE dated XX/XX/XXXX. Rate lock type event is a reason for a revised LE. Non-material per SFIG guidance, loan will be graded a B for all agencies. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159255	a1c80447-536b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 2.7.		05/06/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155646	55a1b8cb-dc47-42e2-a441-c8d27ac6dc78	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date. The Disclosure is dated XX/XX/XXX and the Application date is XX/XX/XXXX.	05/07/2019: We consider the application date to be the earlier of the borrower’s or loan officer’s signature on the 1003 loan application which on this loan is XX/XX/XXXX. The XX/XX/XXXX date appears to be the date the file was imported to us, not the application date. All of the documents were generated on XX/XX/XXXX as shown on the Docutech ESign Process Summary.	05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify Application date, documents received by the lender. Condition cleared. 04/15/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301155646	d13ba58d-0dd4-4dc9-a37a-50ef6dc435ba	2825		QM/Non-HPML		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.	05/07/2019: We consider the application date to be the earlier of the borrower’s or loan officer’s signature on the 1003 loan application which on this loan is XX/XX/XXXX. The XX/XX/XXXX date appears to be the date the file was imported to us, not the application date. All of the documents were generated on XX/XX/XXXX as shown on the Docutech ESign Process Summary.	05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify Application date, documents received by the lender. Condition cleared.04/15/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301155646	fb9a00f0-c3c8-4fa2-83dd-5ccf5cb0612f	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.	05/07/2019: We consider the application date to be the earlier of the borrower’s or loan officer’s signature on the 1003 loan application which on this loan is XX/XX/XXXX. The XX/XX/XXXX date appears to be the date the file was imported to us, not the application date. All of the documents were generated on XX/XX/XXXX as shown on the Docutech ESign Process Summary.	05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify Application date, documents received by the lender. Condition cleared.04/15/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301155646	87e137a6-5364-4132-8e01-8ffd578995bd	3164		QM/Non-HPML		Compliance		Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	05/07/2019: We consider the application date to be the earlier of the borrower’s or loan officer’s signature on the 1003 loan application which on this loan is XX/XX/XXXX. The XX/XX/XXXX date appears to be the date the file was imported to us, not the application date. All of the documents were generated on XX/XX/XXXX as shown on the Docutech ESign Process Summary.	05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify Application date, documents received by the lender. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301155646	a3173680-2146-4f8a-afb9-e287cc73f9f9	1749		QM/Non-HPML		Compliance		Special Information Booklet not provided within 3 business days of application date.	The Home Loan Toolkit not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.	05/07/2019: We consider the application date to be the earlier of the borrower’s or loan officer’s signature on the 1003 loan application which on this loan is XX/XX/XXXX. The XX/XX/XXXX date appears to be the date the file was imported to us, not the application date. All of the documents were generated on XX/XX/XXXX as shown on the Docutech ESign Process Summary.	05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify Application date, documents received by the lender. Condition cleared.04/15/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301144213	af6c9571-fb64-e911-bdd2-f4e9d4a75ba2	35		QM/Non-HPML		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.	05/22/2019: please see attached04/30/2019: Please rescind condition as this is a HB loan that doesn't require the cost estimator per the guidelines	05/22/2019: Audit reviewed Master Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 04/30/2019: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal reflects subject property as semi-detached townhome with monthly association fees. Provide Master Insurance Declaration page for blanket coverage, as borrower homeowners insurance policy type is "walls-in", therefore the dwelling amount of $XX,XXX is NOT reasonable. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 774. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves. Years on Job Borrower has 15 years on Job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301144208	8525d033-da5a-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with W2s when using W2s income from a corporation that the borrower owns at least 25%. The loan file contains XXXX W2. Copies of the Borrower's XXXX and XXXX W2s are required to fulfill guidelines requirement.	04/19/2019: The 1125-E Compensation of Officers was provided with the business tax returns. Please rescind this condition.	04/19/2019: Audit concurs with the Lender Rebuttal, and has determined that the 1125E was provided within the original loan file. Two years business and personal tax returns, along with K1s and Profit & Loss, were provided to calculate income. Condition rescinded.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 17.91%. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 53.85%. FICO is higher than guideline minimum UW guides minumum FICO is 700, loan qualified wtih FICO of 784.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301146693	10b2cf06-4160-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		04/22/2019: Received certified settlement statement evidencing lien paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.26 months reserves, loan qualified with 41.7 months reserves DTI is lower than guideline maximum loan qualified with DTI of 40.02% FICO is higher than guideline minimum loan qualified with FICO of 712				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147085	a60bb863-195a-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX,XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 24.47% DTI Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.0 months reserves				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301147085	ed593ae6-185a-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The purchase agreement and final Closing Disclosure reflects a Earnest Money deposit of $X,XXX. There is no evidence in the file documenting the source of the deposit as required per DU.	05/07/2019: See attached updated DU Findings.05/03/2019: Please see the attached additional asset statements from XXXX.04/16/2019: The EMD is only required to be sourced if it’s used for the borrower’s required contribution per the DU Findings. We have backed out the EMD from the available balance of the net proceeds. No further documentation is required. Please rescind this condition.
05/08/2019:  Received revised AUS findings.  Condition cleared.  05/03/2019: Audit reviewed the additional bank statement, and has determined that the total assets are now $XXX,XXX.XX. Documentation is deeded acceptable. HOWEVER, the additional assets were required to cover actual amount to close transaction, therefore FNMA requires the DU to be resubmitted to include those additional assets. Condition remains.  04/16/2019: Audit reviewed all assets, and has determined that proceeds from departure residence was $XXX,XXX.XX. Total Assets $XXX,XXX.XX minus $XXX,XXX.XX (cash to close) minus $X,XXX (EMD) equals -$XXX.XX short. Condition remains.
												Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX,XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 24.47% DTI Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.0 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147084	9db90995-335d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score is 4.1		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154218	61841af0-cc5b-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	The DU required credit report with reference #XXXXXXX was not provided. Additional conditions may apply.	04/16/2019: Please see the attached.	04/17/2019: Lender provided credit report referencing #XXXXXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.58% Years in Primary Residence Borrower has resided in subject for 11 years Years in Field Borrower has 33 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154218	7124dee4-505c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of PITIA from purchase of property #2 on the final application.	04/22/2019: Please see the attached. Monthly P&I $XXXX.XX, taxes $XXX.XX, HOI $XXX.XX,HOA $XX.XXXX/16/2019: Please see the attached Final CD for the purchase.	04/22/2019: Audit reviewed evidence of PITIA for property #2 on final 1003, and has determined that documentation (evidence of HOA, taxes and insurance) submitted is deemed acceptable. Condition cleared. 04/17/2019: Lender provided final CD; however, it does not verify the monthly taxes or HOA for the property. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.58% Years in Primary Residence Borrower has resided in subject for 11 years Years in Field Borrower has 33 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147125	19bdc799-9f5c-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. Additional conditions may apply.	04/16/2019: please see attached	04/17/2019: Lender provided AUS results. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301147145	fc20e042-d871-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A appraisal fee was not reflected in Section B of the Closing Disclosure despite evidence of an appraisal in the file. The appraisal fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. No Cure		05/5/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 805 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months. Years on Job Borrower has been on the job 17 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301148424	372229f6-3f68-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		05/04/19: Lender provided the signed pages for the borrower's XXXX and XXXX 1065's. condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.02%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 93.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148424	6c58bb0a-4168-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		05/04/19: Lender provided the signed pages for the borrower's XXXX and XXXX 1040's. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.02%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 93.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148424	170e310c-3e68-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		04/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.02%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 93.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148434	d3cd1276-8e5f-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	All addendums to the purchase contract were not provided. The seller credit addendum is missing from the loan file.	4/17/2019: See attached. This was sent with the initial loan delivery docs. Please rescind.	04/18/2019: Audit reviewed lender’s rebuttal and agrees. Addendum regarding seller credit located on page 192. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.71% Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 290 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301148434	a9e1d464-775c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.71% Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 290 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180070	99c6efbf-999b-4ebb-903f-3300c5b6ed89	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is blank. No Cure - Missing document not provided.	5/29/2019: We treated this as no list was provided so all of the title charges were subject to 0% tolerance. Please rescind the condition	05/30/2019: Audit consulted with Compliance. If no fees in sec C of the LE, then rescind. If there are fees in sec C of the LE, then it’s an EV2 and enhanced tolerance applied. Final LE reflects fees in Section C which moved to Section B of CD. No tolerance violation. Condition cleared. Loan will be rated a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151043	6e9446ee-0e65-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 3.4.		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148782	25752a99-a35f-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for Borrowers.	05/07/2019: See attached	05/07/2019: Audit reviewed XXXX/XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.6 months reserves Years on Job Borrower has 7.75 years on job per VVOE				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148782	3ac6707e-c35f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA Review Appraisal.		04/23/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.6 months reserves Years on Job Borrower has 7.75 years on job per VVOE				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149464	3c1966b8-026d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	LOE in file reflects Borrower #1 is a non-occupying co-borrower. Loan quality Initiative Disclosure reflects the Borrower will occupy the property within 60 days of closing as a primary residence and states Borrower #3 is the non-occupying borrower. Please provide clarification of Borrower #1 occupancy.	05/09/2019: Please clear this condition. The letter that stated he was going to occupy was dated 3/7/19 and the one dated 3/20/19 states he will be a non occupant co-borrower that is confirmed by his signed loan application.	05/09/2019: Audit re-analyzed the loan file, and has determined that documentation clarifies occupancy via final 1003's, as well as letters of explanation on pages 153 and 157. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Years in Field Borrower has 14 years in field FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 801 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149464	4b93804b-fb6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Years in Field Borrower has 14 years in field FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 801 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148780	9653ebbb-1262-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title Owners Policy fee in Section H of the Final Closing Disclosure does not list as optional. Provide re-disclosed CD and letter of explanation.		04/26/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301148778	fd5ee8ed-766f-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file		05/09/2019: Received signed closure letter. Condition cleared.	Years Self Employed Borrower has 29.42 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.55% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151443	427647be-4c73-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $XXX,XXX.XX shortage of funds to close. Account statements for the stock account with balance of $XXX,XXX.XX reflected on the AUS and final loan application was not provided in the loan file.	05/25/2019: See attached XXXXXXXX Statements	05/25/2019: Audit reviewed Bank Statements, and has determined that two months of statements were submitted reflecting sufficient funds for assets. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a low DTI of 25.88% FICO is higher than guideline minimum Borrower qualified with a high FICO of 692 LTV is lower than guideline maximum Loan qualified with a low LTV/CLTV of 67.22%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301154139	901facfb-4461-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $X,XXX.XX, per the final CD the borrower received a cash out amount of $X,XXX.XX.	04/29/2019: The borrower paid $XXXX.XX for his HOI. Can the additional $XXX.XX be considered re-imbursement for the insurance paid on X/XX/XX of $X,XXX.XX when it closed	04/29/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 18.00% DTI FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 776 FICO				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301151585	284baa56-9b6b-e911-bdd2-f4e9d4a75ba2	1739		QM/Non-HPML		Compliance		Missing Mortgage	Mortgage in file is missing the attached legal description.	05/07/2019: Please see attachment	05/07/2019: Audit reviewed legal description, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151585	58e3350f-866b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149997	3939f00b-cb78-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 4.6		05/30/2019: The AVM report value of $X,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149460	ed910429-0d66-e911-bdd2-f4e9d4a75ba2	1693		QM/Non-HPML		Credit		Missing LOE	Missing LOE from Lender explaining why final loan application reflects HOI/POC payment of $XXX.XX with an outstanding balance of $X,XXX included as a liability in the DTI, when the Lender already included in the PITI monthly premium of $XXX.XX. File is missing documentation supporting liability payment of $XXX.XX.	05/07/2019: Please clear this condition. Yes, it was an error on the amount. This has no effect on the loan. Thank you.4/28/19 See attached loan application deleting that payment. See proof it was paid in full that was in the original upload
05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that the explanation is deemed acceptable. Hazard Insurance paid at closing, final 1003 was corrected. Condition cleared. 05/01/2019: Lender provided corrected application and responded receipt for paid in full in loan file.  Audit confirmed the CD reflects the subject insurance was paid by borrower prior to closing; however, the amount of $XXXX.XXwith a payment of $XXX.XX listed on the final loan application does not match the insurance premium of $XXXX annually or $XXX.XX a month.  LOX was not provided to verify what that insurance payment was for.  Is there another property or another insurance premium not disclosed?  Provide LOX explaining if this was an error or if there is additional debt not disclosed on the application.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.32 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301149460	d79da936-9366-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract were not provided. The addendum for the seller credit of $X,XXX is missing. Additional conditions may apply.	4/29/19 Please see the addendum for the $XXXX seller credit.	04/29/2019: Received contract addendums verifying seller credit. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.32 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177412	ffec9d17-9b67-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract were not provided. The seller credit in the amount of $XX,XXX is missing from the loan file. The final Seller CD stamped true and certified reflects a seller credit in the amount of $XX,XXX, however; the final CD on both the borrower and seller side show a seller credit of $XX,XXX. Additional conditions may apply.	4/30/2019: There are $XX,XXX in seller concessions. The additional $XXXX is a credit due to the borrower paying $XXXX for owner title policy and $XXXX in transfer taxes.4/30/2019: There are $XX,XXX in seller concessions. The additional $XXXX is a credit due to the borrower paying $XXXX for owner title policy and $XXXX in transfer taxes.	05/01/2019: Escrow instructions reflect a seller credit of $XX,XXX. Sales contract, Sections 7C & 7D states the seller will pay for owner’s title and transfer taxes. Owner’s policy $XXXX + transfer tax $XXXX + seller credit $XX,XXX = $XX,XXX. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 30.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301150741	d5f0bf6f-d167-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		05/04/19: Lender provided the verification dated within 10 days of the note date as required by lender's guidelines. Condition cleared.	DTI is lower than guideline maximum UW Guides require a FICO score of 680, loan qualified with FICO of 762. Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 1.5 months reserves, loan qualified with 86 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150034	67f678bc-cf33-46f1-b59f-0ff33903a77c	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller's CD.	05/10/2019: please see attached	05/10/2019: Audit reviewed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 05/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150034	2e7d4798-2470-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU risk score is 5.	05/14/2019: CDA	05/14/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a -9.9% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150032	afd19f7a-e51e-4fea-ba2e-54634f3fd217	1571		QM/Non-HPML		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	New creditor refinance transactions require form H-9. Please provide a letter of explanation, Proof OF Delivery, Refund Fee Tolerance, Re-open Rescission if Applicable, and Disclose Correct Information, within 60 days of discovery (TILA 130(b)).	05/01/2019: Please see attached. Please clear the condition
05/06/2019:  Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. The loan is out of the rescission period, rescission expired on 05/03/2019.  Condition cleared and will be rated a B.05/01/2019: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided. Loan will be rated a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on 05/03/2019. Loan will be cleared when the rescission period has expired. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301150032	b7a96ff5-5b60-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.		04/24/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177344	4abf741e-7272-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		05/16/2019: Audit reviewed the certified Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177344	4f4f3715-08bc-4481-bcc8-74c04cd31922	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		05/16/2019: Received initial escrow disclosure. Timing requirement met. Condition cleared.05/08/2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177344	2a3bb449-f071-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.2.		05/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150027	12599568-196c-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The 2nd Half 2018 Taxes reflected in section H of the final Closing Disclosure should be reflected in section F Prepaids.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301150026	d5db9ebd-5311-48ce-8d79-7d4bcaceeade	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An Appraisal report was not reflected in section B of the Final/Funding Closing Disclosure despite evidence of an appraisal in the file. The Appraisal report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		05/01/2019: Received explanation letter, air bill and post consummation CD adding appraisal fee to Section B. Condition cleared. Loan will be rated a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301150026	7b7b2413-8866-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Interim CD dated XX/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.		05/01/2019: Received interim closing disclosure. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150083	dbfac2e3-c17d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney fee reflected in section H of the final Closing Disclosure is missing the payee. This fee should reflect as being paid to the service provider.		06/12/2019: Received explanation letter and post consummation CD adding payee to Section H and adding license number. Condition cleared. Loan will be rated a B for all agencies.05/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150083	0f9e0840-82e8-4ce0-805a-d6e9021378f5	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		06/12/2019: Received explanation letter and post consummation CD adding payee to Section H and adding license number. Condition cleared. Loan will be rated a B for all agencies.05/30/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150083	b216ba2a-c27d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 2.7.		05/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150080	fae2448a-9c67-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155440	4b151204-489c-4ae7-a672-b3a23ffa1f83	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	04/22/2019: please see attached attestation letter please clear the condition	04/22/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/19/2019: Audit reviewed LENDER Affiliated Business Disclosure, however the BROKER Affiliated Business Disclosure is missing. Condition remains.04/13/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301155440	1e8fb715-f65d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150505	debd975e-32bc-447f-8e43-7527dc8dad04	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The Initial Closing Disclosure is missing. No cure.	05/24/2019: Please see attachments	05/24/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years on Job Borrower has 15 years on job				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301150505	cdaeb36b-af7c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX and Interim CD dated XX/XX/XXX per Disclosure History are missing from the loan file. No Cure - Missing document not provided.	05/24/2019: Please see attachments	05/24/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years on Job Borrower has 15 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150505	efc8e97b-2f7c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/24/2019: See attached	05/24/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years on Job Borrower has 15 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175663	0e48a4d0-4f82-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Capital Contribution in section H of the final Closing Disclosure is missing the name of the actual service provider. Provided corrected CD and LOE to the borrower.	06/17/2019: pls see attached rev cd	06/17/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 05/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301155546	30dabc6f-966c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of Property conveyance to XXXX and release by lien holder. In X/XXXX, a XXXXXXX XXXXXX conveyed a XXXXXXXX XXXXX XX property to the XXXXX concurrent with the XXXXX being responsible for all housing expenses (to include PITI). A third party report dated X/XX/XXXX; Lien Report- X/XX/XXXX and Credit Report – X/XX/XXXX still show the Borrower obligated on the XX XXXXX XXXXXXXX. (If the mortgage payment is included, the DTI would be 55.55%). Additional conditions may apply.	05/09/2019: Please rescind this condition. The XXXXX was awarded the property and all Liabilities associated with it which is sufficient per the guidelines o not count against the borrower..	05/10/2019: Audit consulted with Management, and has determined that although the property may have been deeded to XXXXX, the mortgage appears to not have been refinanced to remove borrower. XXXXXXX XXXXX states that the borrower agrees to grant and convey unto the wife all rights, title and interest in the property; and she will be solely responsible for all mortgage and/or lease payments, taxes, assessments, utilities, insurance, and repairs on the residence. Debts can be excluded for said property, condition rescinded. 05/09/2019: Escalated to Management for further review.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 93 total months payment history with no late payments reported. Years in Field Borrower has 21.5 years in the field per VVOE’s. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 70.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155546	8533d25e-326c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provide in the loan file. CU risk score of 4.3.		05/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 93 total months payment history with no late payments reported. Years in Field Borrower has 21.5 years in the field per VVOE’s. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 70.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150524	77f3cd9b-f764-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The 2nd Half Taxes in section H of the final Closing Disclosure should be reflected in section F Prepaids. Provide corrected CD and letter of explanation to the borrower.	4/24/2019: Please see attached revised cd, lox. Please clear the condition	04/26/2019: Received explanation letter and post consummation CD correcting Section F & H. Condition cleared. Loan will be graded a B for all agencies.04/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151576	bf3d91df-c93e-45b9-92f6-ae245a611b3d	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS of the Seller's Real Estate Broker is missing. Provided correct CD and LOE to the borrower.		05/04/19: A Post Close CD added the NMLS and LOE to the borrower. The loan will be graded a B for all agencies.A Post Close CD added the NMLS and LOE to the borrower. The loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151576	e8432168-50b3-4b8f-8b34-7131974114f0	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	05/07/2019: Please see attachment	05/07/2019: Audit reviewed Initial Escrow Disclosure, and has determined that the documentation submitted is deemed acceptable, condition cleared. 05/04/19: Lender provided the Affiliated Business Disclosure. Please provide the Initial Escrow Disclosure. Finding deemed non-material, loan will be graded a B for all agencies. Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151576	355f6ec0-6c6b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 3.5.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150522	22f4f8a3-79ff-46d6-842d-dda6dad246cb	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney Fee - Borrower in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower. provider. No Cure	05/03/2019: please see attached	05/03/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 11.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301150522	e256b903-c562-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's parcel number is not consistent between appraisal and mortgage.	05/07/2019: See attached corrected appraisal	05/07/2019: Audit reviewed revised Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 11.70 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301150522	b2581fe7-d962-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score is 3.8		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 11.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156350	4d6e38b7-a25f-45b5-af18-d5a85a531dbe	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	05/06/2019: please see initial signed escrow disclosure which was included in original credit upload please rescind the condition	05/06/2019: Audit re-analyzed the loan documents, and has determined that an Initial Escrow Disclosure was NOT located within the file. No download of said document was provided. Condition remains. Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301150737	f251e86d-9671-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/15/2019: See attached	05/15/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150737	1f3a2270-e970-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		05/29/2019: A CDA report reflecting a value $XXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150734	2f6a4a11-396c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA was not provided.		05/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151583	23dfb3c1-d25b-460b-9f95-3198e19a3490	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow		05/15/2019: please see attached revised cd lox trcking please clear the condition	05/15/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724 Years in Primary Residence Borrowers have been in the subject residence 2 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151583	8bd1982b-3a01-4b9b-a779-296a178f1b9a	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - # 30 $X,XXX.XX include the amounts of , Estimated Escrow & Estimated Total , the calculated payment amount is Years #1 - #30 $X,XXX.XX The difference is the correct monthly HOI.	05/15/2019: please see attached revised cd lox trcking please clear the condition	05/15/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724 Years in Primary Residence Borrowers have been in the subject residence 2 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151583	6cea93bc-8f32-4dad-867f-39421f0ee60e	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of monthly HOI of $XXX.XX and the correct monthly HOI is $XXX.XX. Borrower updated the policy prior to closing and premium increased	05/15/2019: please see attached revised cd lox trcking please clear the condition	05/15/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724 Years in Primary Residence Borrowers have been in the subject residence 2 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151583	b2d16215-7c6c-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 42.938%. Due to the improper calculation of home owners insurance, the actual DTI is 43.24%. The lender used a monthly hazard payment of $XXX.XX and the actual amount per documentation in the loan file is XXX.XX.	05/09/2019: Please see attached corrected AUS X/X/XX See the attached 1008 with the increased insurance premium but deleting the capital loss as it's a carryover loss.	05/09/2019: Audit reviewed corrected AUS, and has determined that the capital gains loss was removed and insurance was adjusted. Documentation submitted is deemed acceptable. DTI is 42.75%. Condition cleared.05/08/2019: Lender corrected insurance premium, removed capital gain loss and provided revised 1008. Audit revised DTI < 43%. Please provide revised AUS correcting insurance and removing loss. Condition remains.	No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724 Years in Primary Residence Borrowers have been in the subject residence 2 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301153986	ba17c0fe-c207-491e-8a34-e6ae70fb5cf9	1658		QM/Non-HPML		Compliance		Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.	05/20/2019: please see attached	05/20/2019: Audit reviewed executed Notice of Flood, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 05/10/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% Years Self Employed Borrower has 15 years Self Employed Full Documentation The loan is full documentation				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301153986	e689c84e-5b73-e911-bdd2-f4e9d4a75ba2	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Non-Borrowing Spouse's Consent to Receive Communications Electronically. Provide E Consent disclosure for the non-borrowing spouse. No Cure - Missing Doc Not Provided.	05/22/2019: Please rescind condition. This is not necessary as our document provider requires that the XXX consent on their website prior to being allowed to electronically access the documents.	05/22/2019: Audit reviewed the Lender Rebuttal, and has determined that evidence is required to confirm eConsent. Non-material per SFIG guidance, loan will be graded a B for all agencies. 05/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% Years Self Employed Borrower has 15 years Self Employed Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301153986	0c090453-8bd0-470f-9184-93dd13573ea4	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	05/14/2019: please see attached, please clear	05/14/2019: Audit reviewed Initial Escrow Disclosure, and has determined that documentation submitted is deemed acceptable, condition cleared.05/10/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% Years Self Employed Borrower has 15 years Self Employed Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153986	c89b9473-5e73-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require bank statements covering a two-month period. Only one month statement was provided. The loan file is missing statement for the second month for account #1 on the final loan application.	05/15/2019: Please see the attached. This was sent with the initial loan delivery docs. Please rescind.	05/15/2019: Audit re-analyzed the loan file, and has determined that bank statements were located on page 545 and 547 of the original loan file. Two months were documented, condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% Years Self Employed Borrower has 15 years Self Employed Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301153986	72ad991c-5d73-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for Business #1 & #2 as reflected on the final loan application.	05/15/2019: See attached	05/15/2019: Audit reviewed executed Business Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% Years Self Employed Borrower has 15 years Self Employed Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153986	52c7952a-5d73-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	05/15/2019: See attached	05/15/2019: Audit reviewed XXXX/XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% Years Self Employed Borrower has 15 years Self Employed Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153986	5f1aac34-4673-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.6.		05/14/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.80% Years Self Employed Borrower has 15 years Self Employed Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172338	c373b599-0970-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of property taxes of $XXX.XX per month. Tax search and title commitment both reflect $X,XXX,XXX yearly or $XXX.XX monthly. Subject is new construction. Additional conditions may apply.	05/10/2019: please see attached	05/10/2019: Audit reviewed verification of tax calculations, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum Disposable income is $X,XXX,XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172338	3252ab05-0970-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/14/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum Disposable income is $X,XXX,XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155279	3260a6a9-b45f-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided. Missing documentation Borrower does not own property listed in the undisclosed liability or property section.	05/16/2019: Please see the attached. XXXX XXXXX XXXXXXX is not owned by our borrower. It is showing up on the XXXX XXXX Report due to being a similar name (same last name).	05/16/2019: Audit reviewed fraud document, and has determined that said documentation submitted is sufficient evidence that borrower does not own property in question. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.20% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 26 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177122	d47f77b3-67f7-4ad7-a2ca-a0177b086d59	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information sections is incomplete. The NMLS of the Sellers Real Estate broker is missing. Provided corrected CD and LOE to the borrower.	05/06/2019: please see revised cd, email which was included in original credit upload, please rescind the condition	05/06/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. A Post Close CD added the NMLS for seller RE broker. The loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $17898.91 in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301177122	60825423-fa6c-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing XXXX and XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	05/07/2019: See attached	05/08/2019: Lender provided Balance Sheet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $17898.91 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177122	a9790f2e-fa6c-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD 2018 P&L Statement for Schedule C Business of 2017 tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.	05/07/2019: See attached	05/08/2019: Lender provided P&L. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $17898.91 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177122	3e3dc8c5-fa6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 4.8		05/06/2019: The AVM report value of $X,XXX,XXX,to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $17898.91 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151093	5acbb262-546c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.		05/11/19: Lender provided the initial CD dated XX/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151090	9b102ee0-3865-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification of Business A on Schedule E Part II of XXXX tax return.	05/21/2019: Please accept the attached screen shot of XXX system that shows the SR UW, XXXXXXX XXXXXXX uploaded this document. I previously sent a screen shot showing XXXXXXX XXXXXXX is a senior underwriter.04/30/2019: Please rescind this condition. A VOB from the XXXX XXXXX is acceptable that was uploaded in the original file per our guidelines.. ? Verification of a phone listing and address using any of the following acceptable sources: XXX.com, XXXX XXXX, XXXXX, ? Well-known business websites
05/21/2019: Audit reviewed source of VOE verification, and has determined that documentation submitted is deemed acceptable. Condition cleared.  05/11/19: XXXX requires the lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.  This was not provided to fulfill XXXX requirements. AUS must comply with Selling Guide.  Condition maintained. 04/30/2019: Audit reviewed the Lender Rebuttal, as well as VOE/VOB documentation, and has determined that XXXX requires ALL bullet points to be met for Self-Employed income. (1)  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; OR  by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance; AND (2) The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.  The SECOND bullet point for “The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information” was NOT provided to fulfill XXXX requirements. AUS must comply with Selling Guide.  Condition remains.
												Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 1.80 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 748 Years Self Employed Borrower self employed 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151090	ad2fc01d-3865-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. 2 years signed business returns not provided for Business A on Schedule E Part II of XXXX tax return. XXXX signed business returns not provided for Business B on Schedule E Part II of XXXX tax return.	05/28/2019: Please see attached XXXX return,XX/XX/XXXX: Please see attached signed business returns.	05/28/2019: Audit reviewed XXXX 1065 Returns for Business A, and has determined that documentation was submitted at/prior to consummation and is deemed acceptable. Condition cleared. 05/22/2019: Audit reviewed Business Returns, and has determined that the executed XXXX 1065 Returns for Business A were provided, HOWEVER MISSING executed XXXX 1065 Returns. Executed XXXX 1120S Returns for Business B were submitted and are deemed acceptable. Provide executed XXXX 1065 Returns for Business A. Condition remains.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 1.80 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 748 Years Self Employed Borrower self employed 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151090	2473e1f9-e865-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 2.9		04/26/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 1.80 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 748 Years Self Employed Borrower self employed 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151415	b64a1b03-ca70-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		05/09/2019: Received signed & certified seller closing disclosure. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151415	681a1533-de9d-42fd-bdd1-c358fe2c586d	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		05/09/2019: Received initial escrow disclosure dated within 45 days of the note date. Condition cleared.05/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151415	97ff7ecf-1f70-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.8.		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154210	520eb473-9266-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The Disclosure Tracking in file reflects an initial Closing Disclosure was provided nine (9) days prior to the consummation date. .	04/29/2019: Please see attachment	05/08/2019: Received initial closing disclosure. Per mail-box rule, timing requirement met. Condition cleared.05/01/2019: Lender provided CD dated XX/XX/XXXX; however, the disclosure tracker reflects a CD was issued on XX/XX/XXXX. Provide CD dated XX/XX/XXXX. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154210	ec5a9055-3666-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.4.		04/26/2019: The AVM report value of $XXX,XXXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158489	6628aaab-0865-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	04/29/2019: See attached	04/29/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.63%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151582	25809cdc-e974-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement provided in the loan file. Additional conditions may apply.	05/15/2019: See attached.	05/15/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Years on Job Borrower has 18.25 years on job Years in Primary Residence Borrower has resided in subject for 12 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151472	94707417-766b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		05/08/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151468	106f8e33-41a4-4f95-ac59-bccfaeba97cb	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.	05/22/2019: Please see attachments	05/22/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 05/20/2019: A Post Closing CD reflects the Seller Real Estate Broker License ID. Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 50.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 218.50 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151468	46716eec-2d7b-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Client requires verification that the condo is warrantable according to XXXX. Additional conditions may apply.	05/29/2019: Attached please find the verification that the condo is warrantable.	05/29/2019: Audit reviewed the Lender screen shot with regards to Project Review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 50.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 218.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155431	f3801c75-146c-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Client requires verification that the condo is warrantable according to XXXX. Provide confirmation that the condo warrantability was addressed. Additional conditions may apply.	05/07/2019: Attached please find the condo approval.	05/07/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.17% Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155431	df4cddac-146c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.7.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.17% Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155544	aa8ba273-0470-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	05/10/2019: Please see attached	05/10/2019: Audit reviewed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151504	24839667-5b6b-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		05/04/19: Lender provided the executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a low DTI of 16.42% FICO is higher than guideline minimum Borrowers qualified with a low FICO of 730 LTV is lower than guideline maximum Loan qualified with a low LTV of 51%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151504	68b55cc5-5b6b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		05/07/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Loan qualified with a low DTI of 16.42% FICO is higher than guideline minimum Borrowers qualified with a low FICO of 730 LTV is lower than guideline maximum Loan qualified with a low LTV of 51%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151513	95a390f7-6b63-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.8.		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151574	9776f2f7-affd-4c70-82ae-ccdef4d81d26	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No Cure.	05/22/2019: Please see attachments	05/22/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301151574	417ca315-247b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	05/22/2019: Please see attachments	05/22/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151574	875ef44f-8579-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		05/30/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151613	93b2c308-546c-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrowers was not provided.	05/07/2019: See attached Credit Report	05/08/2019: Lender provided credit report. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 11.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151613	a6520b01-cd6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/14/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 11.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151610	97e239ce-0c70-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		05/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151609	517d5d76-3a73-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent to the borrower and reviewed on XX/XX/XXXX.	05/14/2019: Please see attachment	05/14/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151609	43f2d43d-6d72-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score of 2.8.		05/11/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155660	27c94028-896d-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, commission income consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years when commission income > 25%. Signed returns not provided.	5/7/2019: We are using two years of tax transcripts in lieu of tax returns. Please see the attached.	05/09/2019: Lender provided XXXX/XXXX transcripts. Per QM, tax transcript obtained directly from the IRS may be used in lieu of signed tax returns, and the cost of the transcript may be charged to the consumer. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.36% Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 10.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155660	2d26adf1-de6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.36% Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 10.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153949	ba29a82d-8767-e911-bdd2-f4e9d4a75ba2	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	ROR disclosure is incomplete, expiration date is missing.	04/29/2019: please see attached	06/06/2019: Condition Cleared 05/01/2017: Audit reviewed the documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a Fitch B. HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.	FICO is higher than guideline minimum UW guidelines requires FICO of 700 loan qualifies with FICO of 772. No Mortgage Lates UW guideline require 0x30 within the most recent 24 months,. the loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Years Self Employed Borrower has been self employed 14 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301153949	5a51ddb4-7b67-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.	04/29/2019: Sent an email to XXXX to clear this condition.	04/29/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	FICO is higher than guideline minimum UW guidelines requires FICO of 700 loan qualifies with FICO of 772. No Mortgage Lates UW guideline require 0x30 within the most recent 24 months,. the loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Years Self Employed Borrower has been self employed 14 years.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301153949	0de37b26-0767-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing XXXX & YTD XXXX Balance Sheet for Schedule C Business on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/27/19 Please rescind this condition based on the attached CPA letter regarding schedule C that was in the original upload.	04/29/2019: Received CPA letter regarding explanation of XXXX Schedule C income. This was previously provided, page 215. Audit agrees P&L and balance sheet is not required. Condition rescinded.	FICO is higher than guideline minimum UW guidelines requires FICO of 700 loan qualifies with FICO of 772. No Mortgage Lates UW guideline require 0x30 within the most recent 24 months,. the loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Years Self Employed Borrower has been self employed 14 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301153949	1ec3b144-0767-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing XXXX & YTD XXXX P&L Statement for Schedule C Business on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/27/19 Please rescind this condition based on the attached CPA letter regarding schedule C that was in the original upload.	04/29/2019: Received CPA letter regarding explanation of XXXX Schedule C income. This was previously provided, page 215. Audit agrees P&L and balance sheet is not required. Condition rescinded.	FICO is higher than guideline minimum UW guidelines requires FICO of 700 loan qualifies with FICO of 772. No Mortgage Lates UW guideline require 0x30 within the most recent 24 months,. the loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Years Self Employed Borrower has been self employed 14 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154207	22c2b2b5-9a75-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.		05/14/2019: Audit acknowledges the client approved guideline exception for VOE outside Client guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301154207	e40cd9b3-9775-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	05/16/2019: please see attached	05/16/2019: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154207	4ffd39d0-9775-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results.	05/16/2019: please see attached	05/16/2019: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301153783	ef95899b-5172-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA report was not found in the loan file. CU score 3		05/14/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.05/10/2019: Nothing uploaded for review. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155644	14f5d8d5-a228-4e9b-acfe-647681da510e	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.98% Years on Job Borrower has 8 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301155644	e1845e43-5f6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/06/2019: The AVM report value of $XXX.XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.98% Years on Job Borrower has 8 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153880	7508a6e9-846c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/10/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154206	9353bc3c-8386-4577-b01c-519735fc9430	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	04/24/2019: Please rescind this condition as this document was included in the loan package provided.	04/24/2019: Audit reviewed all XXX'X within the loan file, and has determined that the Broker XXX did not reflect affiliates, therefore date within initial application date was not applicable. Lender XXX was provided and is within 3 days of Lender receiving the loan from the broker. Documentation was provided within the original loan file for XXXX, condition rescinded. 04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154206	879a82e0-d9e2-47fe-b12e-42bd14007083	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.	04/24/2019: Please rescind this condition as this document was included in the loan package provided.	04/24/2019: Audit reviewed HUD Homeownership Counseling Disclosure within the loan file, and has determined that the Lender HUD Homeownership Counseling Disclosure was provided and is within 3 days of Lender receiving the loan from the broker. Documentation was provided within the original loan file, condition rescinded.04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154206	47fe6b72-8dd7-426e-826f-7e5127a67be6	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Provider provided in the loan file is not within 3 days of the original application date.	04/24/2019: Please rescind this condition as this document was included in the loan package provided.	04/24/2019: Audit reviewed Written List of Service Provider within the loan file, and has determined that the Lender Written List of Service Provider was provided and is within 3 days of Lender receiving the loan from the broker, as well as the Lender LE. Documentation was provided within the original loan file, condition rescinded.04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154206	7309c69c-a05f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review, CU score 2.9.		04/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153948	b95be488-6167-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract were not provided. Missing addendum adding seller credits to the transaction.	4/30/2019: See attached	05/01/2019: Received addendum to sales contract verifying $XXXX seller credit. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.69% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153948	f3b507bf-5367-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.		04/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.69% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178189	319a379d-8f7d-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure	5/29/2019: As stated on the Note we are the lender, please rescind the condition. attached is the note and amc affiliated disclosure	05/31/2019: Audit reviewed lender's rebuttal and agrees. This is not a wholesale loan. Condition rescinded.05/23/2019: Finding deemed non-material, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155659	7321ee73-e83c-49d5-9ef5-08150924f144	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.	05/30/2019: please see attached LE that is more recent. Please rescind this condition as the LE was included with the loan package.	05/30/2019: Audit reviewed LE's and final CD's, and has determined that the last LE dated XX/XX/XXXX reflects same Cash to Close as the Final CD. Condition rescinded. 05/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years in Primary Residence Borrower has resided in subject for 2 years Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 5.60 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155659	6b3b9f9f-ee78-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying property #1 on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves.	05/28/2019: See attached	05/28/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years in Primary Residence Borrower has resided in subject for 2 years Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 5.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155659	df9ac106-d978-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 2.8.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years in Primary Residence Borrower has resided in subject for 2 years Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 5.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177411	a81c1183-1d6d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOI in section H of the final Closing Disclosure should reflected in section F Prepaids. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.10% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 491.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301177411	f654b1a0-ba6d-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.		05/13/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.10% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 491.70 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301153990	d509b243-fc6f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 4.6.		05/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172549	59601d59-eabc-4111-b4f9-8e275b257fa2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	05/23/2019: Please see attachment	05/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/21/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301154202	ce2ef524-7d6e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154201	b88a64ac-516b-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Client requires verification that the condo is warrantable according to XXXX. Provide confirmation that the condo warrantability was addressed. Additional conditions may apply.	05/07/2019: See attached approval. The condo is warrantable according to XXXX.	05/07/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.05/04/19: Document provided is cut off and illegible. Client requires verification that the condo is warrant able according to XXXX. Provide confirmation that the condo warrant ability was addressed. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.69% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154201	d4291906-956b-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Guidelines require 25% equity for use of Primary Conversion Rental Income. Current loan balance $XXX,XXX Current appraised value $XXX,XXX = 76.43 LTV. 23.57% < 25% required equity to use income. 25% equity is required in order for the loan to be classified as Qualified Mortgage.	05/07/2019: Please rescind this condition. The UPB balance on XX XXXXXXXXX is only $XXX,XXX.XX per the attached that was sent in the original upload.	05/07/2019: Audit re-analyzed the loan file, and has determined that the a current mortgage statement was located on page 74 with a balance of $XXX,XXX.XX with Appraisal value of $XXX,XXX for departure residence. 25% of Appraisal value is $XXX,XXX ($XXX,XXX - XXX,XXX= $XXX,XXX). Sufficient evidence of 25% equity was provided. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.69% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154283	51c50531-c413-4c63-af17-afe48ba4a7a6	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure issued and e-signed XX/XX/XXXX per Disclosure History. No Cure.		05/04/19: Lender provided the initial CD and evidence of receipt. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158550	4251bd40-2877-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		05/20/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160284	065ed1e3-de70-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/10/2019: See attached	05/10/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.89% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154750	c5907718-785c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA is missing from the loan file. CU Risk Score 3.2		04/23/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172506	6dddc970-38b3-4a7d-a0c6-481f1653fc8b	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301154282	3b8ef771-3773-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		05/14/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155536	a2d3827b-9d66-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154780	5d3a135d-3a68-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	Addendum to sale contract reflecting seller credit for closing cost not provided.	05/01/2019: There are no seller concessions. The borrower is getting a credit for $XXX because they paid for the owner’s title policy that is generally a seller-paid item.	05/01/2019: Audit concurs with the Lender Rebuttal, and has determined that the seller credit listed on the final CD in Section L negates the borrower paid fee in Section H for the seller paid item as confirmed by Purchase Contract. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score of 680, loan qualified with FICO of 750. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 184.10 months reserves. Years Self Employed Borrower has 5.25 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155438	780b1477-4670-e911-bdd2-f4e9d4a75ba2	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	AUS item #13 require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify.	05/09/2019: Attached please find the 12 month housing payment history with 2 VOR's , the Credit report for XX/XX/XXXX to XX/XX/XXXX and the bank statements showing XXXXXXXX and XXXXX paid.	05/09/2019: Audit reviewed VOR, as well as bank statements, and has determined that documentation submitted is deemed acceptable. Condition cleared	DTI is lower than guideline maximum Loan qualified with a low DTI of 42.50 FICO is higher than guideline minimum Borrowers qualified with a high FICO of 762 Years on Job Borrower has 5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155438	dc87c243-1970-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a low DTI of 42.50 FICO is higher than guideline minimum Borrowers qualified with a high FICO of 762 Years on Job Borrower has 5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155276	3400ac23-4c70-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.1.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.68% Years on Job Borrower has 8 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155274	f786a282-aa75-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX and Final CD dated XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure - Missing document not provided.	05/16/2019: please see attached	05/16/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Disclosure History did not document a CD printed on XX/XX/XXXX. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.21% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155274	6f4cc38a-5d74-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.	05/15/2019: The loan closed on XX/XX/XXXX. We have a VVOE for the borrower dated XX/XX/XXXX and VVOE for the co-borrower dated XX/XX/XXXX. Please see the attached.	05/15/2019: Audit reviewed the VOE documentation, and has determined that the document submitted was within 30 days prior to the Note date. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.21% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155274	1234096d-5d74-e911-bdd2-f4e9d4a75ba2	1702		QM/Non-HPML		Credit		Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.	05/15/2019: please see attached	05/15/2019: Audit reviewed executed 4506-T at closing, as well as initial eSigned 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition clearing.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.21% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155274	4c963bf8-5d74-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 and #3,on the final application not provided.	05/15/2019: See attached proof of taxes and insurance for REO #2 and REO #3	05/15/2019: Audit reviewed Taxes and Insurance for properties #2 and #3, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.21% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155273	a283a66a-6710-4ea3-b147-d3fe13df409c	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing.	05/10/2019: please see revised CD with Lock confirmation. please clear the condition	05/10/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/09/2019: Received explanation letter, air bill and post consummation closing disclosure adding license number. However, discount points increased from $XX,XXX.XX to $XX,XXX.XX Please provide rate lock confirmation or other change in circumstance to verify increase. Condition remains.Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Primary Residence Borrower has been in primary residence 14 years. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 775. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified iwth 265.10 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301155273	ab2d213d-fa6d-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business for business #2, rendering the subject mortgage ineligible for delivery to the investor.	05/24/2019: Please rescind this condition as we are not utilizing any income from this company, therefore a VOB is not required.	05/24/2019: Audit reviewed the lender rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.05/09/2019: Per Lender's request, business is XXX XXXXXX XXXXXXXXX.	Years in Primary Residence Borrower has been in primary residence 14 years. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 775. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified iwth 265.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155534	689fa250-2770-e911-bdd2-f4e9d4a75ba2	70		QM/Non-HPML		Credit		Questionable Occupancy	The subject loan has been approved as owner occupied. However, the final loan application for the borrower and co-borrower indicates under Section VIII/Declaration "Do you intend to occupy the property as your primary residence" as "No" for the co-borrower. Additional conditions may apply.	5/8/19 Please rescind this condition. The co-borrower is a non occupant co-borrower per all the information in the file which is acceptable.	05/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the co-borrower is a non occupant, as verified by documentation within the loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.68% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 91.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155534	70632922-fe6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 3.6.		05/15/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.05/10/2019: The AVM report confidence score of 74.80% is below the required threshold of 80%. Due diligence firm to order CDA report.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.68% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 91.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155531	48677b17-6372-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score of 4.2.0		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158506	34384526-7cc8-405e-a8ea-cef975434ab7	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 741 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 75% CLTV				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301158506	0fcc162a-8d75-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX as reflected on Disclosure History is missing from the loan file. No Cure.	05/15/2019: please see attached 4-16 cd please clear the conditiion	05/15/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 741 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 75% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155529	97e03c0e-5c6f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 4.2.		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160305	6c9b2b1e-0070-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score is 2.8		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155528	3ad81d6c-4a76-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.	05/17/2019: Attached is the Initial CD using the mailbox rule.05/16/2019: Please see attachment	05/17/2019: Audit reviewed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was executed and dated at least 3 days prior to consummation. Meets 7 days mailbox rules, condition cleared.05/16/2019: Audit reviewed initial CD, dated same day as final CD, and has determined that the electronic log showing the disclosures, when they were provided and when the borrower accessed them, is required to verify initial CD was viewed and acknowledged at least 3 days prior to consummation for the borrower. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158520	f83b32bb-f4f0-475f-a1ff-2929d9b07948	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		05/07/2019: Received Initial Escrow Disclosure dated within 45 days of closing. Condition cleared. 05/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155617	3e6741d4-126c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 3.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155615	dec0c84c-8c7c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD signed & dated XX/XX/XXXX and interim CD signed and dated on XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	05/25/2019: Please see attachments	05/25/2019: Audit reviewed initial CD's, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.91%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155615	2d6b7b4d-f97c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing documentation of the source of the information obtained and the name and title of the lender's employee who obtained the information for coborrower.
										05/25/2019: Please see verification of the VOB by XXXX XXXXXXXX, SR UW for XXX.	05/25/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.91%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156340	e65353b5-c070-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower.	05/10/2019: please see attached please clear	05/10/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301160337	647fde66-9007-4cc0-b050-b6b634c71b22	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated and e-signed XX/XX/XXXX is missing from the loan file. No Cure.		05/04/19: Lender provided the initial CD dated XX/XX/XXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160337	6884ece9-7f6b-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		05/04/19: Lender provided the 1008 for the subject transaction. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160337	a811dab4-806b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 2.8		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160336	7032048f-b671-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Survey Fee in Section H of the Final Closing Disclosure does not list a correct payee. Provide corrected CD and letter of explanation to the borrower.	05/13/2019: Please see attachments	05/13/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301160336	c432955a-b671-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		05/08/2019: CDA provided reflecting a value of $X,XXX,XXX which is a -9.5% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156335	a4fa3a37-b76d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/10/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158519	895202d6-976d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 5..		05/10/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158518	fa2e91eb-ee6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.8.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158547	eab0990f-bd70-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		05/11/19: Lender provided an attestation that the broker does not have any affiliates. Condition cleared.05/07/19:Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301159170	d6b323e9-d370-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 5.0.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177121	56b74c4f-5f56-4426-a468-db6753ada43c	3285		QM/Non-HPML		Compliance		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX,XXX with no resulting COC for subsequent disclosures. The final CD dated reflects taxes in Section E of $XX,XXX resulting in a variance of $XX,XXX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	05/09/2019: please see attached please clear	05/09/2019: Audit reviewed COC, as well as internal notes regarding Transfer Taxes, and has determined that documentation submitted is deemed acceptable. Sufficient evidence was provided for increase of Transfer Taxes. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177121	a205aaae-316d-e911-bdd2-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Evidence of donor's ability to give funds not provided. Source of gift funds not provided.		05/16/2019: Audit re-reviewed and confirmed gift letter, copy of official check reflecting donor as remitter and deposit slip is sufficient evidence. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Years Self Employed Borrower has 18 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177121	cc1d6f58-326d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		05/13/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172548	721d4267-136d-e911-bdd2-f4e9d4a75ba2	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client and the $XXX,XXX.XX approved by the XX/XXX.		05/13/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.14% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years Self Employed Borrower/Co-Borrower have 13 & 14 years Self Employment per Business Licenses				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301172548	d0c504e2-146d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		05/13/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.14% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years Self Employed Borrower/Co-Borrower have 13 & 14 years Self Employment per Business Licenses				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158497	f23796c7-946e-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.		05/09/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158497	44d6daf4-966e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.4.		05/14/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX. which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172558	8e327398-3770-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.1.		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172597	0c346243-9672-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.		05/15/2019: Lender provided copy of second lien note for subject property. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.30 months reserves Years in Field Borrower has 10 years in field No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158541	a81bf62d-1870-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The loan has a CU Score of 2.6.		05/10/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 7.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158536	b80ba8a8-596c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.3.		05/06/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180049	da302185-3a7b-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	5/21/2019: please see attached, please clear	05/22/2019: Received executed Seller CD verifying seller paid costs. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172365	949a2eed-5b6f-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS in file is incomplete. Missing Mortgage Information on page 1 which consist of Debt-to-Income Ratio, Total Loan Amount, Sales Price, if applicable, Actual/Estimated Appraised Value, Months Reserves, Loan Term, Amortization Type, Loan Purpose and Refi Purpose.	5/9/2019: We are using a two year average to calculate the rental income. Per the Nationwide High Balance Guidelines, if the current year’s average is less than the two year average, then we would qualify the borrower based on the current year. However, if the current year’s average is greater than the two year average, we qualify the borrower based on the two year average.	05/10/2019: Audit reviewed Lender’s rebuttal and XXXX/XXXX Schedule E. Property was rented for 204 days in XXXX and 365 days in XXXX. Revised rental loss $XXX.XX. Revised DTI 34.66%. Condition cleared.05/09/2019: Received all pages to AUS findings. AUS reflects 34.65% DTI vs. Audit DTI 38.08%. Difference is due to negative rental income of $XXX.XX vs. actual loss of $XXX.XX. Since difference is greater than 3% revised AUS findings are required. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.08% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180771	1d75f450-1f78-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS result. Additional conditions may apply once received and reviewed.	5/21/2019: please see attached	05/22/2019: Audit reviewed AUS findings provided. Condition cleared.	FICO is higher than guideline minimum UW guidelines required FICO of 700 loan qualified with FICO of 778 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 reserves , loan qualifies with 8.60 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180771	1ce9468b-1f78-e911-bdd2-f4e9d4a75ba2	2665		QM/Non-HPML		Credit		Missing Mortgage/deed of trust legal description information	Missing the legal attached to the mortgage.	5/21/2019: please see attached	05/22/2019: Received legal description attachment. Condition cleared.	FICO is higher than guideline minimum UW guidelines required FICO of 700 loan qualified with FICO of 778 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 reserves , loan qualifies with 8.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158839	0b773947-f171-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The hazard insurance declaration provided in the loan file reflects effective date XX/XX/XXXX, which is after the funding date.		05/15/2019: Lender provided hazard declaration with effective date as of the Note Date. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 8.90 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 17.86% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 811				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159354	363a7b89-6273-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement in loan file.		05/15/2019: Lender provided copy of Seller CD from sale of previous primary residence. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 19.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $9,569.90 in disposable income Years on Job Borrower has 11 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159354	65733cd3-6273-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements when depository assets are used to qualify. The loan file only contained one month of bank statements for account #1 on final loan application.	05/21/2019: Borrower had sufficient funds to close and to cover the EMD funds without use of the 1st Bank #XXXX account. Please clear condition	05/21/2019: Audit re-analyzed Assets, and has determined that total assets without Account 1 listed on the 1003 are $XX,XXX.XX minus $X,XXX (EMD) minus $XX,XXX.XX (CTC) equals $XX,XXX.XX remaining. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 19.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $9,569.90 in disposable income Years on Job Borrower has 11 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172556	03c36b15-8a66-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final HUD-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	05/09/2019: See attached	05/09/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.50%653% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.60 months reserves Years on Job Borrower has 5.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172556	79611183-b766-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract are not in the file. The addendum reflecting the $X,XXX seller credit is missing from the loan file.	05/09/2019: See attached	05/09/2019: Audit reviewed Addendum to the Purchase Contract, and has determined that said document reflects $X,XXX Seller Credit. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.50%653% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.60 months reserves Years on Job Borrower has 5.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172556	c8281c07-8a66-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 4.5.		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.50%653% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.60 months reserves Years on Job Borrower has 5.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159488	950b83fa-2577-e911-bdd2-f4e9d4a75ba2	2795		QM/Non-HPML		Credit		Missing Income Tax Schedules	Missing the XXXX personal tax return filed extension.	05/17/2019: The loan application was taken on XX/XX/XXXX and disbursed on XX/XX/XXXX. We are using 1040’s for XXXX and XXXX and the attached LOX stating that the borrower has not filed their XXXX tax returns yet. The extension is not required. Please rescind.	05/17/2019: Audit concurs with the Lender Rebuttal, and has determined that an extension is not required. Tax Returns provided within the loan file were sufficient for income calculations. Condition rescinded.	Reserves are higher than guideline minimum UW guidelines requied 19 months reserves, loan qualifies with 99.20 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 756 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 24 months., loan qualifies with 0x30 lates within the most recent 99 months verified on the credit report,				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177353	84bad411-2f70-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/08/2019: See attached	05/08/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159342	1659ddf4-cd70-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Error		05/09/2019: Received executed Seller closing disclosure. Condition cleared.05/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172505	e0ee2543-bf62-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX and XXXX business returns not provided. Signed returns required in order for loan to be classified as a Qualified Mortgage.	05/02/2019: Please find the signed business returns. The date on one of them appears to be 4 XX/XX/XXXX.	05/02/2019: Audit reviewed XXXX/XXXX executed 1120S Business Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.80 months reserves Years Self Employed Borrower self-employed 13.58 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172505	51c93ebd-bf62-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX and XXXX returns not provided. Signed returns required in order for loan to be classified as a Qualified Mortgage.	05/02/2019: Please find the signed personal returns.	05/02/2019: Audit reviewed XXXX/XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.80 months reserves Years Self Employed Borrower self-employed 13.58 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192668	0d2f59bf-3ecb-4f47-9107-e71b687f50d9	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal and Flood Cert Reimbursement were disclosed in Section L of the final Closing Disclosure. Appraisal and Flood Cert Reimbursements belong in section B. Provide corrected CD and LOE to the Borrower.	5/29/2019: This was actually a seller credit - see revised CD.	05/30/2019: Received air bill, explanation letter and post consummation CD correcting Section B fees. Condition cleared. Loan will be rated a B for all agencies. 05/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192668	07cd4b65-dd78-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.8		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159186	efc63f8f-8f81-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score is 3.		05/30/2019: CDA provided reflecting a value of $X,XXX,XXX which is a -9.5% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159487	3eb6ca73-ed37-43a4-b5f3-5a40b91ac733	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $0.00. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159184	f40a8c7c-e970-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	05/21/2019: See attached	05/21/2019: Audit reviewed executed XXXX/XXXX Tax Return pages, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 30.63% DTI. Years in Field Co-Borrower has 30 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 237 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159184	97e62cf0-de70-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 30.63% DTI. Years in Field Co-Borrower has 30 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 237 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159250	9463497d-5170-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.1.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159249	a3a0c1e3-bd47-4072-bdb9-23faaec769af	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	05/24/2019: The difference is due to the XX/XX/XXXX COC for an interest rate decrease which reduced the lender credit by $XXX.XX. See attached related COC and lock confirmation. The loan closed two days later on XX/XX/XXXX so the final CD served as the redisclosed CD.	05/24/2019: Audit reviewed the Lender Rebuttal, and has determined that the COC and rate lock submitted are deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 26.41% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159249	29fa90c8-5073-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XXX,XXX.XX results in $XXX,XXX.XX shortage of funds to close. Additional conditions may apply.	5.17.19 Attached please find fully executed gift letter and wire receipt for $XXX,XXX.XX	05/20/2019: Received gift letter and evidence funds were wired to closing agent. Condition cleared	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 26.41% Years in Field Borrower has 15 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301159249	124e3808-5073-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	05/15/2019: please see attached	05/16/2019: Lender provided 1008. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 26.41% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159249	251b8a00-5073-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results	05/15/2019: please see attached	05/16/2019: Lender provided AUS results. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 26.41% Years in Field Borrower has 15 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301159249	c2bd67e5-ff73-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing a VVOE from the borrower's previous employer to reflect a 2-year employment history. Additional conditions may apply.	05/15/2019: See attached VVOE	05/16/2019: Lender provided VVOE's for a full 24 month employment history. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 26.41% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180152	b318e2cc-fc7a-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Missing verification of deposit of bank statements covering a two month period showing a value as indicated for the first account listed in the stocks and bonds section of the loan application.	05/30/2019: Attached please find the requested 2 months bank statements.	05/30/2019: Audit reviewed two months Bank Statements, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% Years Self Employed Borrower has 20 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159315	7635a09c-1077-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	All pages of the most recent/original credit report was not provided. File is missing pages 17-21 and 27-28. Additional conditions may apply.	05/17/2019: See attached Credit Report	05/17/2019: Audit reviewed complete copy of Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 26.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159315	9105d4a5-7e76-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.	05/17/2019: AVM	05/17/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 26.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180648	cc42673c-da23-442f-8e22-4b5291e8f8ab	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The: Borrowers Real Estate Broker State License ID was entered in the NMLS ID section on the final CD. .	05/23/2019: please see revised cd lox which was included in original upload, please rescind	05/23/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 5/20/2019: A Post close CD corrected information and LOE. The loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180648	c54daa2a-1c7b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not found in the loan file. CU risk score 3.		05/23/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159371	0220ce75-8479-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure was charge $XX and the actual costs for the credit report was $XX.XX. Provided corrected CD and LOE to the borrower.	05/21/2019: Please see attachments	05/21/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 05/18/2019: A Post close CD shows the additional credit report fee paid by the lender and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159364	4dbfe55c-e677-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. The loan file contains 2 hazard insurance policies with different effective dates and could not be determined which policy was valid. Additional conditions may apply.	5/17/2019: please see attached homeowner's policy received from the insurance company with effective date of XX/XX/XXXX-XXXX, please clear the condition	05/20/2019: Audit reviewed the Lender rebuttal and document provided has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 12.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.90% Years on Job Borrower has 12.42 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159474	86acdbac-527d-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS (DU) incomplete. The Property Information section on page 1 of DU is incomplete. Additional conditions may apply.	05/29/2019: See attached full AUS.	05/29/2019: Audit reviewed complete copy of the AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.69%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172546	3f23ff42-ad7c-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final signed and dated Closing Disclosure from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		05/24/2019: Received certified settlement statement evidencing sale of home, lien paid and netting sufficient cash to close. Condition cleared.	No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months reviewed, loan qualifies with 0x30 lates within the most recent 29 months reviewed on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 13.90 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173151	7a8eac33-b16b-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	The AUS require 2 years' W-2 for co-borrower's second job. The XXXX W-2 form is missing from the loan file. Furthermore, the AUS requires the most recent year W-2 form to be provided for co-borrower's primary employment and the XXXX W-2 was not provided.	5/7/19 Please clear this condition. Attached please find the XXXX W-2 for the co-borrower's primary employment and a new AUS and 1008 without the Co-borrower's second job.	05/08/2019: Lender provided update 1008, updated AUS removing co-borrower's income from second job and provided XXXX W2 for co-borrower's primary employment. Condition cleared.	No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 49 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 18 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159502	4e74ef99-f677-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU risk score is 4.		05/20/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159500	592db221-0374-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		05/15/2019: Lender provided copy of executed Seller CD. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 28.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159500	5b614d79-0274-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The Mortgage/Deed of Trust has a PUD Rider, however; the appraisal does nor reflect the subject property is a PUD. Provided a correction to the appraisal or have appraiser address if the subject is in a PUD. Additional conditions may apply.		05/15/2019: Audit reviewed and confirmed subject is not a PUD. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 28.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178551	ad592735-8372-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.3.		05/14/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159866	cb0144b2-2c6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 2.8.		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173149	92b2cd48-356d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.3		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160299	17485fb0-52b5-e911-abc7-f4e9d4a75a52	2		QM/Non-HPML		Property		Appraised value not supported	An AVM provided reflecting a value of $X,XXX,XXX which is a 12.7% variance. Variance not within acceptable tolerance.		07/15/2019: Lender acknowledged variance >10%					3	3	C	C	C	C	C	C	C	C	C	C	Acknowledged
301160298	d8e15003-066d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/29/2019: Lender provided a review appraisal with a value of $XX,XXX,XXX. Appraisal reflects value of $X,XXX,XXX. Variance within acceptable tolerance. Condition cleared.05/07/2019: Lender provided a review appraisal with ah value of $X,XXX,XXX. Appraisal reflects value of $X,XXX,XXX. Variance is not within acceptable tolerance. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159797	bd109889-9001-4e14-9bc5-c29c3c93e4e9	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Mobile Notary Fee in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower. provider. No Cure	5/17/2019: please see revised cd lox trck, please clear the condition	05/20/2019: Received post consummation CD adding payee, explanation letter and air bill. Condition cleared. Loan will be rated a B.05/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 8.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159797	1c7c31c0-0ba6-4dd7-9ac1-7d145ed14b91	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX (489) Lock Confirmation. The lender credit decreased to Zero on the Final CD (based in part on an HOI waiver); however, the (510) Lock Confirmation reflected a $XXX.XX Lender credit amount- not Zero. (excluding $XX.XX Lender credit for Credit report under disclosure). Provide Letter of Explanation and Re-Disclose Correct Information.		05/20/2019: Audit consulted with Compliance and finding is invalid. Condition rescinded. 05/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 8.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301159797	21d4827f-50b8-4c95-8f41-720dfb3623d4	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Disclosure	05/17/2019: please see attached signed escrow statement please clear	05/17/2019: Audit reviewed Initial Escrow Account Disclosure Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 05/15/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 8.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159797	a03bbffb-ba76-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Missing Final application.	05/29/2019: See attached	05/30/2019: Audit reviewed executed Final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared. 05/29/2019: Audit is unable to download due to "password protected". Condition remains.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 8.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159797	b8a40bad-ba76-e911-bdd2-f4e9d4a75ba2	920		QM/Non-HPML		Credit		Missing Note	Missing $XX,XXX HELOC Agreement for secondary financing.	05/17/2019: please see attached 2nd note please clear condition	05/17/2019: Audit reviewed executed HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 8.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159796	21feb4aa-807c-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		05/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159796	df1610c6-807c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX as reflected on Disclosure Tracking report is missing from the loan file.	05/28/2019: please see attached, please clear the condition	05/28/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160281	eec7e87c-8072-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 4.2.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177341	ac2e5fd9-e577-e911-bdd2-f4e9d4a75ba2	3327		QM/Non-HPML		Compliance		An LE was issued on the same date as a CD	The file contains a Closing Disclosure and a Loan Estimate, both dated XX/XX/XXXX. A Loan Estimate can not be issued the same day as a Closing Disclosure. No Cure.	05/23/2019: The XX/XX/XXXX LE was a preview LE that was never sent to the borrower.	05/23/2019: Audit re-analyzed the Disclosure History, as well as LE and CD's, and has determined that the LE dated XX/XX/XXXX was not listed on the Disclosure history as sent to the borrower, "preview" only. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177341	61de00cb-7f68-4869-be58-092728ab1642	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.	05/23/2019: The last LE issued was the XX/XX/XXXX LE with Calculating Cash to Close of $XXX,XXX which matches the final CD. The XX/XX/XXXX LE was a preview LE that was never sent to the borrower.	05/23/2019: Audit re-analyzed the Disclosure History, as well as LE and CD's, and has determined that the LE dated XX/XX/XXXX was not listed on the Disclosure history as sent to the borrower, "preview" only. Condition cleared. 05/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160286	2c9dbbbc-eb77-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Final CD provided in file is missing number of months Insurance paid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.	05/21/2019: Please see attachments	05/21/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301160286	a87dd6cb-5577-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 4.6.		05/20/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160324	1828e7de-fb71-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the disbursement date was not provided.	05/15/2019: please see attached policy included in the loan package that shows the effective date prior to disbursement date. Please rescind condition.	05/15/2019: Audit reviewed the Lender Rebuttal, and has determined that the effective date is after the disbursement date. Finding deemed non-material, loan will be graded a B for all agencies.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years on Job Borrower has 13 years on job per VVOE				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301160324	08af4bd7-a871-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing VOI report dated XX/XX/XXXX submitted to XXX.		05/13/2019: Lender provided missing WVOE dated XX/XX/XXXX. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years on Job Borrower has 13 years on job per VVOE				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160323	7afc995e-166d-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	05/13/2019: The Title Commitment and Mortgage reflect the parcel ID as XXX-XXX-XXX-X. The Appraisal has XXX-XXX-XXX. This is an acceptable variation.	05/13/2019: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.70 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 40.03% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 794				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301160323	3f3eca60-256d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.70 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 40.03% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160321	c8634a82-936b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.6.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160318	259e2b35-1a7e-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		05/31/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172503	b25daa38-096c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.4.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177396	6f361562-c272-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.7.		05/11/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172630	944086c8-407b-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		05/24/2019: Received certified settlement statement evidencing sale of home, lien paid and netting sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualfiied with 754 FICO Years on Job Borrower has 10.42 years on job DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 24.28% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172336	72736e9e-f47a-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	5/24/2019: please see attached seller cd, please clear	05/28/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191321	b74ae7c6-5377-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	Appraisal fee Invoice reflects $XXX.XX Fee which includes a $XXX.XX appraisal Fee and $XXX.XX Management Fee. Invoice reflects the processor/Lender paid $XXX.XX rush fee which was not reflected on the final CD. Please provide updated breakdown of appraisal and management fees. Additional conditions may apply.	05/21/2019: please see attached revised cd lox trck, please clear the condition. 05/20/2019: For the $XXX.XX appraisal fee, the invoice shows the borrower paid $XXX.XX which is shown on the final CD as Borrower-Paid Before Closing . The remaining $XXX.XX was paid by the broker along with the $XXX.XX exterior only appraisal fee for a total of $XXX.XX which was paid by the Borrower At Closing as shown on the final CD. Please rescind the condition
05/21/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.05/20/2019: Audit re-analyzed the loan file, and has determined that the invoice on page 136 reflects $XXX paid before closing which is shown as such on the final CD. However, the $XXX Rush Fee paid before closing is NOT reflected/itemized on the final CD. Invoice on page 542 reflects $XXX paid before closing which reflects as such on the final CD. Final CD also reflects an Appraisal Fee paid AT closing for $XXX which was credited in Section J on the final CD. Final CD reflects total Appraisal fees (line B-01) paid at and before closing of $XXX ($XXX+$XXX). Line B-04 (exterior) reflects $XXX paid before closing. According to Lender Rebuttal, broker paid rush fee ($XXX) and exterior fee ($XXX) for total of $XXX. It appear that the $XXX was documented twice on final CD (included in line B-01 paid at closing and listed on line B-04 paid before closing). Provide corrected CD, notice to borrower of error and shipping evidence. Condition remains.
												FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 782 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.30 months reserves Years in Field Borrower has 12 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301191321	220b7dce-c977-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	05/20/2019: please see attached please clear	05/20/2019: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 782 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.30 months reserves Years in Field Borrower has 12 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172354	eda50c03-cc7b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Loan Estimate Calculating Cash to Close of the final Closing Disclosure was not completed. Provided corrected CD and LOE to the borrower.	05/23/2019: Please see attachments	05/23/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/21/2019: A Post close CD added the Calculating Cash to Close and LOE. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.62%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769. Years in Field Borrower has 14 years in Field.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172354	950c6d5b-cf72-4740-9426-b3b7aefb58e2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	05/23/2019: Please see attachment	05/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/21/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.62%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769. Years in Field Borrower has 14 years in Field.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301172500	59c574ca-930b-431c-8db8-f6065d5677a1	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS or State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing. Provide re-disclosed CD and letter of explanation.	05/30/2019: please see attached	05/30/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172489	71eb5264-a178-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was E Consented by the borrower on XX/XX/XXXX.	05/21/2019: please see attached	05/21/2019: Audit reviewed initial CD, as well as electronic log (p584) showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172489	9c20add4-a178-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.0		05/30/2019: The AVM report value of $X,XXX,XXX to appraisal value of $XXX,XXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172629	84e5cc14-1b6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172589	4fc3f56b-1e82-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	06/10/2019: attached05/31/2019: Please rescind, we are the lender as indicated on the Note please see attached affiliated uploaded with original credit upload	06/10/2019: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.06/04/2019: Received Lender’s affiliated business disclosure which was in the original file. Broker’s affiliated business disclosure not provided. Condition remains non-material, loan will be graded a B for all agencies.05/28/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 744 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301172586	e19e9062-0376-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Transaction requires closure of an open HELOC. Provide evidence of closure for 2nd lien via Executed Authorization letter or Subordination Agreement. File contains no Lender Authorization letter to Payoff & close HELOC.		05/17/2019: Invalid Finding. The signed HELOC closure letter was located on page 619	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years in Field 13 years in same field per WVOE’s Years in Primary Residence Borrower has owned Primary residence for 8 years perMortgage history				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177092	42db5816-1c9f-4207-941a-cc0cb143e2bd	3327		QM/Non-HPML		Compliance		An LE was issued on the same date as a CD	The file contains a Closing Disclosure and a Loan Estimate, both dated XX/XX/XXXX. A Loan Estimate can not be issued the same day as a Closing Disclosure. No Cure.	05/14/2019: See attached Disclosure History please clear the condition5/8/2019: The XX/XX/XXXX LE was generated internally by a closer by mistake and was not sent to the borrower. Please clear	05/14/2019: Audit reviewed the tracking Disclosure History, and has determined that sufficient evidence was provided to verify LE was not provided to the borrower. Condition cleared. 05/09/2019: Audit consulted with management. Tracking history ends on XX/XX/XXXX. Unable to verify disclosure was not sent to borrowers. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177092	16e491e8-ea6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 5.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175319	7651f4c0-4f48-4ead-8dd2-be1fb3781c7b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		06/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. NOTE: If new PCCD is issued, rating remains a B. 05/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175325	ea8a067c-6972-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.3.		05/11/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175345	b9b0ab46-e27b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Final CD Section H, the Compliance or Admin Fee is missing the payee. This fee should reflect as being paid to the service provider.		05/24/2019: Received explanation letter and post consummation closing disclosure adding payee to Section H. Condition cleared. Loan will be rated a B for all agencies.05/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.90 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175345	e0aa6283-047c-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement in file.		05/24/2019: Received certified settlement statement evidencing sale of home, lien paid and netting sufficient cash to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180046	e198497a-8475-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 37.30%; actual DTI is 40.55%. Lender used monthly debts of $XXX vs actual being $XXX. For liability #6 reflected on the final loan application, Lender used payment of $X.XX; actual payment of $XXX reflected in the credit report. In addition, DU reflects negative rent of $XXX.XX vs actual being $XXXX.XX. Additional conditions may apply.		05/15/2019: Lender provided AUS and clarification on monthly debts used to qualify. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180046	850e115b-8575-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS (DU) in file is incomplete. The Proposed Monthly Payment section under Qualification Ratios is incomplete.		05/15/2019: Lender provided AUS dated XX/XX/XXXX reflecting all missing information under Proposed Monthly Payment section. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180046	6c25a1d3-8575-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided. Additional conditions may apply.	05/21/2019: See attached proof of taxes, insurance and updated DU Findings showing the DTI still under 43%	05/21/2019: Audit reviewed insurance and taxes for REO #2, and has determined that the documentation submitted is deemed acceptable. Updated AUS with DTI adjustment is acceptable and within tolerance. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180046	f16b6f3a-bf75-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing verification of employment for the most recent two full years. The borrower's previous employer was not verified. Additional conditions may apply.		05/15/2019: Audit reviewed lender response and confirmed WVOE in file from borrower's previous employer. Condition rescinded.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177115	19fa1be8-de17-4834-90cd-cb11a7fb4c6a	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		06/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301177434	e6cd73bd-1843-4bdf-81cc-e3885f0fb04d	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated Contact Information section is incomplete. The St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation. Lender provided LOE and re-disclosed CD correcting issue.	05/23/2019: please see attached revised cd, lox which was in original credit upload, pls rescind	05/23/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 5.19.2019: A Post Close CD added the NMLS and Contact License ID with LOE. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301194557	b3f5059d-4e82-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure in file reflects $XXX,XXX cash to close for Loan Estimate in Calculating Cash to Close section vs. $XX,XXX cash to close reflected on most recent LE in file dated XX/XX/XXXX. Provide corrected CD and letter of explanation to the Borrower.		05/31/2019: Audit reviewed lender's response and located final LE in file. Condition rescinded. 05/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301194557	49a2cf70-f8f5-4c01-882a-214def0570cd	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The VOE fee in section B of the final Closing Disclosure is paid to the broker and should be paid to the actual service provider. Provide corrected CD and letter of explanation to the Borrower.		06/04/2019: Received explanation letter and post consummation CD correcting payee in Section B. Condition cleared. Loan will be rated a B for all agencies. 05/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301194557	2fc40268-fb81-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 4.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180137	6f8cd677-554a-4fa8-9026-7062c99958cd	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule).	05/23/2019: Please see attachments	05/23/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301180137	8da96c92-d4da-4ec7-9599-84f80501c5b3	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Both companies reflect the same contact state License ID. Provide re-disclosed CD and letter of explanation.	05/23/2019: Please see attachments	05/23/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180120	86e05e28-8478-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197129	06e04122-cb9c-40ee-ac05-5f2d8587c32f	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	05/20/2019: please see attached seller's final cd, please clear the condition	05/20/2019: Audit reviewed eSigned Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197129	aec0d029-a678-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure was $X,XXX, however the invoices in file reflects the total charges were $X,XXX. Provided corrected CD and LOE to the borrower.	05/20/2019: please see attched revised cd lox tracking, please clear the condition	05/20/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.05/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197129	1137f48e-a678-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/30/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179226	ba1efb61-fcb7-4307-8432-2777d9639ac5	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The consummation Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.	05/21/2019: Please see attachments	05/21/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 05/17/2019: Post funding Closing Disclosure reflects Sellers Real Estate broker contact St license ID.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179226	9d3b6930-a478-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 2.9.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179225	f8ddcdd7-7d81-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU risk score is 3.		05/30/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179266	ce54cf45-ae78-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The recording fee for the POA in section H of the final Closing Disclosure is missing the name of the service provider, it paid to the "Power of Attorney" and not the actual service provider. This POA Recording fee in section H of the final Closing Disclosure should be listed in Section E of the CD. Provide corrected CD and letter of explanation to the Borrower.		05/17/2019 Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300756105	04c8da02-2859-e811-931d-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing disclosure in the file, section H reflects 2nd half of taxes; fee belongs in section F.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Current Mortgage Payment is lower than previous payment Refinance reduces payment by $172.22 FICO is higher than guideline minimum FICO mid credit score of 754 Years on Job Borrower has 6 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756105	067b98ac-5959-e811-931d-f4e9d4a75a52	94		QM/Non-HPML		Credit		Document Error	The written verification of employment for borrower is incorrectly dated for the year XXXX and is inconsistent in the loan file.	05/22/2018: The top portion of the WVOE has the correct date. We also have a VVOE and employer LOX to support the borrower’s income	05/22/2018: Audit consulted Management, and has determined that although the final WVOE date had the incorrect year, all other dates verify income for YTD and previous two years. Condition cleared.05/22/2018: e-mailed XXXXXX/XXXX	Current Mortgage Payment is lower than previous payment Refinance reduces payment by $172.22 FICO is higher than guideline minimum FICO mid credit score of 754 Years on Job Borrower has 6 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756105	de5abb56-2659-e811-931d-f4e9d4a75a52	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Borrower received gift funds from spouse for funds to close and reserves. Evidence of $XXX,XXX.XX not provided as per guideline requirements. File only contains copy of gift letter. Additional conditions may apply.	05/25/2018: We have a gift letter for $XXX,XXX.XX which is being split amongst the current loan XXXXXXXXXXX and the borrower’s other loan XXXXXXXXXXX. Please refer to the attached Settlement Statements from the gift donor’s refinance transactions. XXXXXXXXXXX (escrow file #XXXXXXX)$XX,XXX.XX net proceeds from XXXXXXXXXX/ $XX,XXX.XX net proceeds from XXXXXXXXXXX	05/30/2018: Lender provided updated DU findings reflecting $XX,XXX.XX total assets to be verified. Condition cleared.05/25/2018: Audit reviewed all documentation for Gift proceeds, and has determined that executed ALTA Settlement Statements were provided reflecting proceeds split between 2 loans. Gift proceeds for this loan equal ($XX,XXX.XX + $XX,XXX.XX) $XX,XXX.XX, the XX requires $XX,XXX assets to be verified. Total Assets are $XX,XXX.XX. Assets are short by $X,XXX.XX. Condition remains.	Current Mortgage Payment is lower than previous payment Refinance reduces payment by $172.22 FICO is higher than guideline minimum FICO mid credit score of 754 Years on Job Borrower has 6 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756105	86113383-5959-e811-931d-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The AUS reflected all the active debts on the credit report were paid in full prior to closing however; the loan file is missing evidence these were paid in full. Additional conditions may apply.	05/22/2018: This loan is part of a multi-pack loan. Please refer to the attached CD/Settlement Statements.	05/22/2018: Audit reviewed evidence of debts listed on AUS that are required to be paid off, and has determined that sufficient documentation was submitted to verify all debts were paid. Condition cleared.	Current Mortgage Payment is lower than previous payment Refinance reduces payment by $172.22 FICO is higher than guideline minimum FICO mid credit score of 754 Years on Job Borrower has 6 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756105	2377ddb7-2859-e811-931d-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA Report was not provided.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Current Mortgage Payment is lower than previous payment Refinance reduces payment by $172.22 FICO is higher than guideline minimum FICO mid credit score of 754 Years on Job Borrower has 6 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301024443	e5d55dc4-da02-e911-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowners Insurance Premium in section F of the final Closing Disclosure is missing the name of the actual service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301024443	764b2ffc-da02-e911-bc73-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The Tax Report and Natural Hazard fees in section H of the final Closing Disclosure is missing the actual service providers. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301024443	8b347b43-cb9a-4d76-99bb-53681970cd21	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Notary Fees in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301024443	161e324e-57dd-4ecc-bd55-ffbbc2c09010	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301024443	7ae8786f-da02-e911-bc73-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file.	12/21/2018: Please see attached ICD esigned by XXXXXX XXXXX. Please clear the condition12/21/2018: Please see attached Initial CD, please clear the condition	12/27/2018: Received Borrower #1 executed, initial closing disclosure. Condition cleared.12/21/2018: Audit reviewed the initial CD, and has determined that 3 borrower were listed on subject loan. Initial CD was e-signed by 2 of the borrowers. Missing copy of the initial CD that was acknowledged/e-signed by XXXXXX XXXXX. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070472	9409c871-772a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowners Insurance on Section F Prepaids of the Final Closing Disclosure does not list number of months Homeowner's Insurance Premium were collected. The final CD states 0 month collected but it is 12 months that were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.		02/06/2019: This finding is deemed non-material with a final grade of a B.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070472	29973eef-772a-e911-bd2f-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	The 2nd half Taxes on Section F Prepaids of the Final Closing Disclosure does not list number of months that were collected, must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.		02/06/2019: This finding is deemed non-material with a final grade of a					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070472	f5d25969-782a-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 2.8.	02/19/2019: CDA	02/19/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079230	97bbaa86-a572-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title - Wire Transfer Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079230	df6b7e29-9872-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk score is 4.5.		05/14/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301076915	cf9ac112-7122-4b38-8fd5-821e338a0656	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 737 Years Self Employed Borrower has 6.5 years Self Employed				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301076915	1b3a85d5-963f-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 42.90%. Due to the improper calculation of income and debts, the actual DTI is 43.94%. Lender used total Income of $XX,XXX.XX consisting of base $XX,XXX.XX, Overtime $XXX.XX, Note Receivable $XXX.XX and Schedule C loss $XXX.XX. Loan file reflected base as two different employment of $X,XXX.XX + $X,XXX.XX for an actual base of $XX,XXX.XX. This resulted in an actual total income of $XX,XXX.XX. The Lender used other REO net rental income of $XXX when the loan file contained a current mortgage statement shows $XXX.XX.	03/11/2019: Attached is the only Income Worksheet being used to calculate base income. Please clarify what you are referencing regarding the rental income.	03/11/2019: Audit re-analyzed loan file, and has determined that rental income inadvertently included REO listed under business as separate REO debt. However, DTI is 38.55% vs 42.90% due to AUS 'double hit' the borrower on the REO already included within the business income. DU resubmission is not required when DTI has decreased. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 737 Years Self Employed Borrower has 6.5 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301076915	e0281a1a-963f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.	03/11/2019: appraisal review	03/11/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 737 Years Self Employed Borrower has 6.5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083788	c5194d59-057b-4db9-b4b0-9f5d182155a9	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.84 months reserves, loan qualified with 6.60 months reserves Years on Job Borrower has 25 years on job				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301083788	64191834-5635-e911-bd2f-f4e9d4a75a52	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	ROR disclosure is not signed by the Borrower.	03/11/2019: Please see attached. Please clear the condition03/05/2019: Please see attached RTC from borrower. Please clear the condition02/26/2019: Please see attachments
03/11/2019: Audit reviewed Right to Cancel (RTC) executed by the borrower, and has determined that the documentation submitted is deemed acceptable. Document expiration dated was corrected and initial by the borrower. 3 business days were provided, condition cleared. 03/05/2019: Audit reviewed the Lender Rebuttal, and has determined that the borrower has the right to cancel the transaction within 3 business days from whichever of the following events occurs LAST: (1) The date of transaction (2) The date TIL was received (3) The date borrower received the Notice of Right to Cancel (RTC).  The LAST event that occurred was borrower's execution date verifying the receipt of the RTC, the date on the form should not mislead the borrower. Therefore, the expiration date (XX/XX/XXXX, XXXXXX) is incorrect. Business day means a day on which the creditor's offices are open to the public for carrying on substantially all of its business functions. However, for purposes of rescission under §§ 1026.15 and 1026.23, and for purposes of §§ 1026.19(a)(1)(ii), 1026.19(a)(2), 1026.19(e)(1)(iii)(B),1026.19(e)(1)(iv), 1026.19(e)(2)(i)(A),1026.19(e)(4)(ii), 1026.19(f)(1)(ii),1026.19(f)(1)(iii), 1026.20(e)(5), 1026.31, and 1026.46(d)(4), the term means all calendar days except Sundays and the legal public holidays. Provide a Notification of error to borrower, reopened rescission, evidence of shipment and corrected RTC. Condition remains.02/26/2019: Audit reviewed Right to Cancel (RTC) executed by co-borrower, and has determined that the RTC executed by the borrower was missing from the loan file. Provide RTC executed/dated by the borrower. Condition remains.
												Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.84 months reserves, loan qualified with 6.60 months reserves Years on Job Borrower has 25 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083788	d9d022c2-f135-e911-bd2f-f4e9d4a75a52	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	02/27/2019: Please see attached condo approval from our system in comments.	02/27/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.84 months reserves, loan qualified with 6.60 months reserves Years on Job Borrower has 25 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083788	57bbe8d9-5535-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0.84 months reserves, loan qualified with 6.60 months reserves Years on Job Borrower has 25 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301082624	312a4891-6746-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final CD is missing the name of the service provider. Provide a letter of explanation and re-disclosure of the correct information.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301082624	f3bb2d01-6846-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU risk score of 3.		03/15/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a -9.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101323	787dcbe6-2fb6-4dd4-b448-1c1eff8e958f	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		04/22/2019: Received explanation letter and post consummation CD correcting estimated taxes, insurance and assessments. Condition cleared. Loan will be rated a B for all agencies. 4/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301101323	afde04b3-4ff1-4eb3-aa42-d7d7a1346842	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	04/16/2019: please see attached attestation letter. please clear the condition	04/16/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/10/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301101323	77a49c22-8d5c-e911-bdd2-f4e9d4a75ba2	3284		QM/Non-HPML		Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for final CD as the Discount Fee has increased from $0.00 to $X,XXX.XX. The file is missing evidence of a valid change of circumstance. COC provided in the loan file reflects loan amount increased from $XXX,XXX to $XXX,XXX, but there was no corresponding Lock Confirmation provided reflecting the 0.50% Discount reflected in Section A of the final CD. No Cure - Missing Doc Not Provided.	4/18/2019: There was discount on the initial LE and the first LE CO (2.26) - The second LE COC (3.14) clearly stated on the cover sheet that we eliminated the discount fee because appraised value came in HIGHER than expected, so LTV dropped and pricing improved - The final change came after float down. The borrowers were aware there was a float down fee of .5%... that is why they were willing to pay discount and why the CD shows discount. Please clear the condition
05/11/19: Lender provided the COC dated XX/XX/XXXX for the borrower requested interest rate reduction. There is a .5% or $X,XXX.XX discount fee at 4.25%. Condition cleared.   04/22/2019:  Change in circumstance, dated XX/XX/XXXX, page 484 @ 8:09 PM, reflects points of $X,XXX.XX.  Change in circumstance, dated XX/XX/XXXX, page 444, reflects credit of $X,XXX.XX and a renegotiation fee of .5%.  Change in circumstance, dated XX/XX/XXXX, page 485, reflects credit of $XXX.XX.  Initial CD, dated XX/XX/XXXX, page 50, reflects $0 points. Final and post consummation closing disclosures reflect points of $X,XXX.XX.  Per tracking history, there was a change in circumstance, dated XX/XX/XXXX, and TRID document was generated.  Also, XX/XX/XXXX, lock was updated.  There are no disclosures dated within 3 days of XX/XX/XXXX or XX/XX/XXXX.  Regarding lender’s rebuttal, there are no disclosures dated XX/XX/XXXX in the loan file.  Missing change in circumstance for points increasing to $X,XXX.XX.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301101323	5da5bdb7-1765-e911-bdd2-f4e9d4a75ba2	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures as the lender was aware the estimated value of the property was > $XXX,XXX at application. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund for cure. Additionally, the appraisal was completed "Subject To" on XX/XX/XXXX; however, the fee for the Final Inspection was not disclosed to the borrower until XX/XX/XXXX, which exceeds the 3 day COC re-disclosure timing requirements. Refund of $XXX.XX for cure due. Provide corrected CD, evidence of a total $XXX.XX Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
										05/16/2019: please see attached revised cd check for $280 and letter, please clear the condition
05/16/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.05/14/2019: Change in circumstance, dated XX/XX/XXXX, page 484 @ 8:09 PM, reflects points of $X,XXX.XX.  Change in circumstance, dated XX/XX/XXXX, page 444, reflects credit of $X,XXX.XX and a renegotiation fee of .5%.  Change in circumstance, dated XX/XX/XXXX, page 485, reflects credit of $XXX.XX.  Initial CD, dated XX/XX/XXXX, page 50, reflects $0 points. Final and post consummation closing disclosures reflect points of $X,XXX.XX.  Per tracking history, there was a change in circumstance, dated XX/XX/XXXX, and TRID document was generated.  Also, XX/XX/XXXX, lock was updated.  There are no disclosures dated within 3 days of XX/XX/XXXX or XX/XX/XXXX.  Regarding lender’s rebuttal, there are no disclosures dated XX/XX/XXXX in the loan file.  Missing change in circumstance for points increasing to $X,XXX.XX.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301101323	af8175d1-be5b-e911-bdd2-f4e9d4a75ba2	25		QM/Non-HPML		Credit		Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442), two of the Completion Certificates in the loan fail are marked as not complete, the third Completion Certificate does not indicate if the necessary repairs are completed.	04/26/2019: See attached04/16/2019: Please see the attached. This was sent with the initial loan delivery docs. Rescind this condition please.
04/26/2019: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.04/16/2019: Audit reviewed Appraisal Update and/or Completion Report, and has determined that said document was provided on page 146 of the original loan file. HOWEVER, the field for "have the improvements been completed....." was not marked as "yes" or "no" AND missing photographs of the completion.  Per XXXX for Appraisal Update and/or Completion Report (Form 1004D), at a minimum, when completing the Appraisal Update portion of the report, a photograph of the front of the subject property must be included. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130605	efc9903c-5d52-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Property Taxes on Section F of the final Closing Disclosure is missing the name of the payee. It must list the party ultimately receiving the payment. Provide re-disclosed CD and letter of explanation.		This finding is deemed non-material under SFIG and rated a “B”	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.03%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301130605	3711d6a0-5952-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License is missing. Provide re-disclosed CD and letter of explanation.		This finding is deemed non-material under SFIG and rated a “B”	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.03%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301130605	c2aab3e4-4c52-e911-bdd2-f4e9d4a75ba2	2675		QM/Non-HPML		Credit		Inconsistent Documentation	Inconsistent documentation on most recent K1's 100% vs. 0%.	4/16/2019: Please see the attached XXXX W2 which reflects $XX,XXX which matches the full compensation of officers on line 7 of the XXXX Business Tax Returns. We can confirm the borrower is the sole owner. Please rescind this condition.4/9/19 Business returns4/4/19 Please clear this. It appears to be a typo error since the 1120S has the exact figure as is on the K-1's of $XXX,XXX.	05/21/2019: Audit reviewed amended K-1, and has determined that documentation submitted is deemed acceptable. Condition cleared. 04/11/2019: Audit consulted with management. Please provide the amended return or LOE from borrower or CPA. Condition remains.04/05/2019: The K-1, page 122, has an error message: cannot find or created the font ATX_A. Some characters may not display or print correctly. Please provide a legible copy. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.03%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123668	f335efc3-7fdd-4a6d-a1ca-6e8e170b1ba5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 210.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.62% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301120030	94f566ed-0844-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide a letter of explanation and re-disclosure of the correct information.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120030	e234f943-d348-4600-b69a-5cef890a3588	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301120030	8fb260b9-0844-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.2.		03/15/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140727	f54160ac-e05a-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service in section B of the final Closing Disclosure was paid to the lender and not the actual service provider. Provided corrected CD and LOE to the borrower.		A Post Close CD corrected the tax service fee and LOE. The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Years in Field Borrower has 9 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 79%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301140727	82c04536-fcea-4217-a43a-40a8f71cff4b	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Years in Field Borrower has 9 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 79%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301140727	bd77efa7-cd57-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Missing evidence of receipt of the proceeds from the bridge loan on the borrowers' departing residence by either the borrower or the settlement agent. Additional conditions may apply.	05/02/2019: See attached wire receipt04/22/2019: Please see the attached wire receipt. The proceeds from the bridge loan were wired directly from the bridge bank to the closing attorney.04/15/2019: Please see the attached LOX from XXXXXXXX XXXXX. This was provided with the initial loan delivery docs. Please rescind.	05/02/2019: Audit reviewed wire evidence of HELOC, and has determined that documentation submitted is deemed acceptable. Condition cleared.04/24/2019: Audit reviewed the document provided. The wire transfer is the funds from the simultaneous equity line. Per page 68, borrower received equity line & bridge loan. Evidence of the receipt of the bridge loan funds by the settlement agent is required. Condition remains.04/15/2018: Audit reviewed Letter regarding bridge loan funds, and has determined that evidence of the receipt of those funds by the settlement agent is required. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Years in Field Borrower has 9 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 79%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132698	17e1961d-36b2-4308-a030-354f1ddbbadf	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX > $XXX maximum late fee allowed by the state of XXXXXXX	05/09/2019: please see attached05/02/2019: please see attached	05/10/2019: Received explanation letter and air bill. Condition cleared. 05/02/2019: Audit reviewed the unilateral letter to the borrower, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. However, missing evidence of shipment for evidentiary purposes. Loan will be rated a Fitch B upon receipt of shipment evidence. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301132698	ef16a392-eeac-4e76-b544-5e065ab881e3	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	04/16/2019: please see attached	04/17/2019: Lender provided attestation. Condition cleared.04/11/2019: Exception is deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301132698	4ac85e22-495c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 4.7.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149454	a0af96cd-9bfa-4aba-be30-acb4a717adbb	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.XX to borrower. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.	05/01/2019: please see attached rev cd email, please clear the condition	05/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 04/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Full Documentation Full documentaiton loan Years in Primary Residence Borrower has resided in subject for 15 years Years Self Employed Borrower has 5.2 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149454	3f10361e-494a-4fc1-87f6-e85f79c1fef0	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing E Consent Disclosure, timely disclosure is Not impacted	05/01/2019: please see attached econsent disclosure. please rescind the condition, was included in original credit upload	05/01/2019: Audit reviewed e-consent, and has determined that said document was located on page 770 within the original loan file. Condition rescinded. 04/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Full Documentation Full documentaiton loan Years in Primary Residence Borrower has resided in subject for 15 years Years Self Employed Borrower has 5.2 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301149454	9e284952-956a-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing documentation supporting exclusion of Notes Payable in less than 1 year as reported on the XXXX 1065 business. Additional conditions may apply	05/07/2019: Please rescind this condition based on the CPA letter that was in the original upload.	05/07/2019: Audit reviewed XXXX/XXXX Returns, and has determined that XXXX 1065 business did NOT reflect an "end of tax year" balance, therefore no additional documentation is required for XXXX. Condition rescinded.	Full Documentation Full documentaiton loan Years in Primary Residence Borrower has resided in subject for 15 years Years Self Employed Borrower has 5.2 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301149454	c762241a-956a-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Missing signed XXXX 1120-S tax returns.	5/7/19 Please find the attached XXXX Business signed returns	05/09/2019: Received signed/dated XXXX 1120S tax return. Condition cleared.	Full Documentation Full documentaiton loan Years in Primary Residence Borrower has resided in subject for 15 years Years Self Employed Borrower has 5.2 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149454	d0690235-b367-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		04/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Full Documentation Full documentaiton loan Years in Primary Residence Borrower has resided in subject for 15 years Years Self Employed Borrower has 5.2 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140627	f1e971c2-2f5a-e911-bdd2-f4e9d4a75ba2	60		QM/Non-HPML		Compliance		Document Error	The final CD Section H reflects Deferred Property taxes that should be in Section F. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301140627	36d26fdb-1d0f-42be-b126-705287c9efed	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee and Flood Certification fee in section B of the final Closing Disclosure were the incorrect fees per the invoices in the loan file. Provided corrected CD and LOE to the borrower.		A Post Close CD added charges paid by the lender. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158483	0393cc63-002e-45a7-8a34-531ab517c544	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.44% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158483	84c8b182-25bd-4d61-aafe-32d0e6abedd8	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Messenger Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider should be listed in section C of the CD. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.44% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132999	5ab52bfd-f156-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	04/29/2019: See attached	04/29/2019: Audit reviewed XXXX/XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.13%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133967	43748235-3a5d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Owner Title Insurance fee in section H of the final Closing Disclosure is missing the word optional.	05/01/2019: please see attached revised cd lox please clear the condition	05/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Loan qualified with 42.90 months reserves Years on Job Borrower has 7 years on job FICO is higher than guideline minimum Loan qualified with FICO of 790				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301133967	04798057-565d-e911-bdd2-f4e9d4a75ba2	35		QM/Non-HPML		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.	04/25/2019: Please rescind this condition as there is an insurance policy that is attached that was in the original upload that shows 50% additional replacement cost coverage which makes the amount $X,XXX,XXX and the loan amount is $X,XXX,XXX.	04/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the hazard insurance coverage meets XXXX requirements for the loan program. Condition rescinded.	Reserves are higher than guideline minimum Loan qualified with 42.90 months reserves Years on Job Borrower has 7 years on job FICO is higher than guideline minimum Loan qualified with FICO of 790				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301133967	107d27ac-505d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Review Appraisal, CU score is 3.0.		04/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum Loan qualified with 42.90 months reserves Years on Job Borrower has 7 years on job FICO is higher than guideline minimum Loan qualified with FICO of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149452	5457f222-0ec7-49df-bfed-cda4afaf0201	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Primary Residence Borrower has resided in subject for 10 years Reserves are higher than guideline minimum UW Guides require 3.08 months reserves, loan qualified with 12.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.85% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301136515	ca486291-bdf8-4443-917b-cd0427a291e9	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. Missing the Settlement Agent License Number. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score of 700 loan qualified with FICO of 786. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.60 months reserves. Years on Job Borrower has 22.8 year on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136515	bdce0b3f-ee4f-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI if 15.55%. The actual DTI is 27.11%. It appear the Lender used the 2 year prior K1 income vs the most recent K1 and prior year. The most recent K1 and prior year reflect a decline income.	4/4/19 Please clear this condition based on the new DU and 1008. 3/30/19 Please explain how you came up with XXXX income from the K-1	04/05/2019: Received updated AUS correcting income and DTI. Condition cleared. 04/02/2019: Lender requested audit K1 calculation. XXXX K1 Line 1 income of $XXX,XXX and XXXX K1 Income line 1 of $XXX,XXX + Guaranteed Payments to Partner of $X,XXX at 0.99% ownership = W2 + K1 income for XXXX of $XX,XXX.XX and 2016 prior Year Two Average of W2 + K1 income of $XX,XXX.XX results in an overall average of $XX,XXX.XX. Since K1 income declined from XXXX to XXXX the Income for Qualification used was the XXXX income of $XX,XXX.XX. Exception remains.	FICO is higher than guideline minimum UW Guides require a FICO score of 700 loan qualified with FICO of 786. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.60 months reserves. Years on Job Borrower has 22.8 year on job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301136515	9d395329-ee4f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score is 3.3.		03/27/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score of 700 loan qualified with FICO of 786. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.60 months reserves. Years on Job Borrower has 22.8 year on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151466	c72491e9-fd64-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 2.8.		04/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138642	e46d83d5-c150-e911-bdd2-f4e9d4a75ba2	828		QM/Non-HPML		Credit		Failure to Obtain Credit Report	A credit report for the borrower was not provided. Additional conditions may apply.	04/29/2019: See attachedXX/XX/XXXX: #XX on the DU Findings is just stating the assets that are being used. Please advise what you are looking for?04/11/2019: Please see the attached DU Findings showing the credit report dated X/XX/XX is attached.	04/29/2019: Audit reviewed complete AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared. 04/22/2019: Part of the page with AUS items #31, #32 & #33 is cut off. Please provide legible copy. Condition remains.04/11/2019: Audit reviewed updated AUS, and has determined that page 8 of 13 is missing #33 Assets counted towards available funds. Condition remains. 04/02/2019: Credit report provided is dated X/XX/XXXX. Per AUS, findings based on credit report dated X/XX/XXXX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.80 months reserves Years Self Employed Borrower has 26 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138619	55f76878-f4d9-4031-b92b-5b6ef63fee9a	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID and Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	4/17/2019: please see attached revised cd and proof of delivery. Please clear the condition	Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301138619	9a104dc6-940a-4f32-bac4-25d599849115	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	4/17/2019: please see attached attestation letter please clear the condition	04/18/2019: Received attestation no affiliates. Condition cleared.04/15/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301138619	14c113c1-835f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		04/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172530	ac862a99-dc18-471d-aef5-4822a1ada072	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	05/06/2019: please see attached affiliated bus which was included in original credit upload, please rescind the condition	05/06/2019: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 05/01/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301139793	23db852c-0e59-48fc-9dcc-e325c5e76954	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service in section B of the final Closing Disclosure was paid to the lender and not the actual service provider. Provided corrected CD and LOE to the borrower.	04/18/2019: please see attached	04/18/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B. Non-material per SFIG guidance, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves. Full Documentation Loan is a Full Documentation loan.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301139793	c996871f-ff5a-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower dated X/XX/XXXX was not in file. Per AUS, credit report was used to report three(3) credit scores of which at least two(2) are required by guidelines. Most recent credit report dated X/XX/XXXX is in file and only reflects one(1) repository.	04/12/2019: see attached	04/15/2019: Received X/XX credit report reflecting 3 credit scores and matching AUS. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301139793	698d9d8f-fd5a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.4.		04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138616	9ad76c7b-2220-4ce6-a0cb-4dcba2b87ef7	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		04/25/2019: Audit reviewed Affiliated Business Disclosure, and has determined that documentation reflects no business affiliates. Condition cleared. 04/22/2019: Attestation in file dated X/XX/XXXX reflects lender has no affiliates. Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO 680, loan qualifies with FICO of 782 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.87% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301138616	ac480436-4f65-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing statements for 2 revolving accounts as reflected on final 1003 and used for qualification by lender: a)revolving account with $X,XXX balance and $XX payment b)revolving account with $XXX balance and $XX payment.	05/01/2019: Attached please find the revised 1003 without the $XXXX and $XXX that was inserted in error. Please see the attached credit report that shows X balances for both.	05/01/2019: Audit reviewed corrected 1003, as well as credit report reflecting $X balances for credit debts, as of application date, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO 680, loan qualifies with FICO of 782 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.87% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138616	74a84cb0-8563-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 5.		05/07/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO 680, loan qualifies with FICO of 782 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.87% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138860	bd3a2f30-de56-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.6.		04/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150585	38c68f41-f9d3-4801-a440-1267a800f549	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/17/2019: please see attached	05/17/2019: Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.05/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301172350	f958419c-40a6-47e3-963b-8d67fc34ca3c	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Total Closing Costs $XX,XXX and Cash to Close as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX Estimated Closing Costs and $XXX,XXX Estimated Cash to Close. Provide re-disclosed CD and letter of explanation.	05/09/2019: please see revised cd which was included in original credit upload please rescnd the condtion	05/09/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XX,XXX.XX disposable income Years in Field Borrower has 8 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172350	54b40314-0f6e-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of lender calculation of monthly property taxes for subject property. Tax cert and title in file do not match lender calculation.	5/10/2019: Taxes have been calculated using the tax rate of X.XXXX + the special assessment taxes. $X,XXX,XXX purchase price x X.XXXX / XXX = XX,XXX.XX + $XXXX.XX (special taxes and assessments) = $XX,XXX.XX	08/13/2019: Received evidence of Lender's calculation which is satisfactory. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XX,XXX.XX disposable income Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172350	f1a0e78f-1c6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.9.		05/08/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XX,XXX.XX disposable income Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151411	35358528-b76d-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee paid to the lender reflected in section B of the final Closing Disclosure should be paid to actual service provider. Provided corrected CD and LOE to borrower.	05/08/2019: please see attached please clear	05/08/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151411	9d506ade-b46d-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	AUS requires W-2 from prior year or a standard Verification of Employment (1005). A prior year W-2 is required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.	5/6/2019: We have a WVOE that was provided with the initial loan delivery docs showing XXXX earnings. Please rescind this condition.	05/07/2019: Received WVOE which was in the original loan file, page 127. The verification contains XXXX and YTD XXXX income. AUS requirements have been met. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151411	40a23d6a-946d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 2.8.	05/14/2019: CDA	05/14/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/08/2019: AVM provided is missing subject information and comparables. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140039	db3cfc33-5bbf-4ae9-8333-308c5c3c8011	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification fee and Tax Service fee in section B of the final Closing Disclosure were not paid to the actual service provider. Provided corrected CD and LOE to the borrower.	05/10/2019: Please see attachment	05/10/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.05/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301140039	f0ad0e55-54ab-474d-b4d0-7e3c9df4b500	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	05/10/2019: Please see attachment	05/10/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/07/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301140039	85f8ce8e-bf70-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 4.		05/14/2019: CDA provided reflecting a value of $XXX,XXX which is a -1.8% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177196	8c5c679f-a96a-e911-bdd2-f4e9d4a75ba2	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.	05/05/2019: Sent an email to investor.	05/05/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require a FICO score of 797 loan qualified with FICO of 680. Years in Primary Residence Borrower has resided in subject for 31 years. Years in Field Borrower has 30 yeras in Field.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301140726	d64a4bac-cb66-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score is 4.		04/29/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159182	bf2c3dfd-1e11-49e8-b527-aa082a89b7db	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/31/2019: Received attestation no affiliates. Condition cleared.5/24/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require a FICO score 770 loan qualified with FICO of 680. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.50 months reserves. Years on Job Borrower has 10 years on job.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301159182	1d721f3c-347e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 4.2.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 770 loan qualified with FICO of 680. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.50 months reserves. Years on Job Borrower has 10 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144202	42668cfe-7935-427c-b449-6b703cf0820f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 17.6 months reserves FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 731 Years Self Employed Borrower self-employed 9.58 years				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301144202	c7feba62-bf57-e911-bdd2-f4e9d4a75ba2	2880		QM/Non-HPML		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 17.6 months reserves FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 731 Years Self Employed Borrower self-employed 9.58 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301144202	e926f103-378a-447f-b3fa-6e7bc68968bc	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 17.6 months reserves FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 731 Years Self Employed Borrower self-employed 9.58 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301144202	24ca5fde-c057-e911-bdd2-f4e9d4a75ba2	1190		QM/Non-HPML		Credit		Missing 2nd lien note	Missing 2nd lien note.	04/15/2019: please see attached 2nd lien note. please clear the condiion4/11/2019: please see attached 2nd note. Please clear the condition	04/15/2019: Audit reviewed executed Second Lien Note, and has determined that documentation submitted is deemed acceptable. Condition cleared. 04/12/2019: Received second lien Deed of Trust. Note was not provided and is required to verify terms and payment. Condition remains.	Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 17.6 months reserves FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 731 Years Self Employed Borrower self-employed 9.58 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144202	e77a331b-c057-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #3 on the final application not provided.	04/15/2019: Please see the attached HOI for XXXX XXXXX XX. This was sent with the initial loan delivery docs. Please rescind this condition.	04/15/2019: Audit reviewed insurance for REO #3, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 17.6 months reserves FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 731 Years Self Employed Borrower self-employed 9.58 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144201	489c4b5b-5fd6-4a6d-901a-c48ad7afc4d7	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301144201	ee2db72b-0057-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.5.		04/09/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147081	8aa870f9-0de8-4816-b23c-24943a4f30d9	3274		QM/Non-HPML		Compliance		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 4.686%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of 4.918%, which is a difference of 0.232% and exceeds allowable tolerance of 0.125%. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301148432	cbcf9808-21b3-46dc-b85a-465338215649	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/06/2019: please see attached	05/06/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/01/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301148432	8fd2a847-1ad7-49dd-be4a-0c81b23f480f	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit	05/06/2019: please see attached disclosure, highlighted is the borrowers acknowledgment of the toolkit that was included in the loan package. Please rescind loan.	05/06/2019: Audit reviewed evidence borrower received Home Loan Toolkit, and has determined that documentation was NOT dated within 3 days of Application date. Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301148798	e1f96aef-3b82-e911-bdd2-f4e9d4a75ba2	3293		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Closing Protection Letter, E-File Recording, Lenders Title Insurance, Settlement Fee and Title Service Fee are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title-Closing Protection Letter, E-File Recording, Lenders Title Insurance, Settlement Fee and Title Service Fee should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		05/31/2019: Post consummation CD & explanation letter in original file correcting Section B & Section C fees. Condition cleared. Loan will be rated a B for all agencies. 05/13/2019- Cured on Post Close CD dated 5/13/2019. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301148798	a40c189b-3c82-e911-bdd2-f4e9d4a75ba2	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting CoC for any subsequent disclosures. The invoice for the credit report reflects fee of $XX.XX resulting in a $XX.XX refund due for cure. 1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		05/31/2019: Post consummation CD & explanation letter in original file reflect a tolerance cure of $XX.XX. Condition cleared. Loan will be rated a B for all agencies.05/13/2019- Cured on Post Close CD dated X/XX/XXXX. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301149449	4f04eed2-5260-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the co-borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	4/18/2019: This is a Bank Buster loan. A VOB is not required as we are not using income from the co-borrower’s Schedule C. Please rescind this condition.	04/19/2019: Audit reviewed lender's rebuttal and agrees. VOB not required since no income was used. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.94% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.72% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 738				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301149449	a9e49458-5260-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 2.8.		04/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 45.94% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.72% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 738				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149448	cb467c8a-5c3a-4dd9-a73f-7e995746f925	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		04/25/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/20/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301149448	88a56abe-9163-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		04/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149446	4fd45973-016a-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Home Warranty in Section H of the final Closing Disclosure does not reflect the word Optional.	05/01/2019: please see attached revised, lox please clear the condition	05/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 04/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.10% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 51.9 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149446	1bd495b6-8e01-48a6-9430-f64f21b6f07d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure	05/01/2019: please see attached attestation letter, please clear the condition	05/01/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.10% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 51.9 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301149446	9c70a2cd-bd6a-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed at closing returns not provided for borrower.	05/01/2019: Please see the attached signed tax returns that were provided with the initial loan delivery docs. Please rescind this condition.	05/01/2019: Audit re-analyzed tax returns, and has determined that said documents were executed and located within the original loan file. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.10% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 51.9 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301149446	f58f5930-026a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.9.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.10% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 51.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193878	e5936d78-5582-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty Fee listed in Section H of the Final CD does not list as optional. Provide corrected CD and letter of explanation to the borrower.		5/29/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150102	008e379b-38c2-41de-a19b-a41074f66e94	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 2.98% maximum late fee permitted by the State of XXXXXXX with a loan payment of $X,XXX.XX. The maximum late fee permitted in XXXXXXX is $XXX - resulting in a 2.98% maximum late charge threshold for this loan.	05/15/2019: Please see attachment	05/15/2019: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a B.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301150102	ba0774eb-1939-45d6-af88-bc47a7e39431	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/15/2019: Please see attachment	05/15/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.5/11/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301151026	c0d8cda0-fd70-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS in file is incomplete. Missing Mortgage Information under Underwriting Analysis Report.	5/8/19 See attached full AUS.	05/09/2019: Received complete AUS findings. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301151026	c4a8d54d-fd70-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing mortgage statement for primary residence being retained as a rental property. If taxes and insurance are not being escrowed, provide current property tax bill and hazard insurance declaration page. Additional conditions may apply.		05/09/2019: Audit reviewed original loan file. Both credit report and fraud report reflect mortgage on departing residence is XXX loan. Escrows are required and payment from credit report may be utilized. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151026	23e94ad7-fd70-e911-bdd2-f4e9d4a75ba2	1693		QM/Non-HPML		Credit		Missing LOE	Missing LOE and/or clarification from appraiser if subject is located in a PUD. Appraisal reflects HOA dues but box for PUD is not checked. Mortgage has a PUD Rider attached. Additional conditions may apply.	05/21/2019: See attached revised Appraisal with PUD box checked	05/21/2019: Audit reviewed the revised Appraisal, and has determined that a correction was made marking the box for "PUD" on said document. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301151026	d9a68902-a46e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 5.		05/14/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a -9.7% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150580	6e172756-50b1-40b0-8405-798c8862c750	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 3.74% maximum late fee permitted by the state with a loan payment of $X,XXX.XX. The maximum late fee permitted in the state is $XXX - resulting in a 3.74% maximum late charge threshold for this loan.	05/20/2019: please see attached letter, please clear the condition05/17/2019: please see attached letter and trck please clear the condition	05/20/2019: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a B. 05/17/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301150748	b549136b-9181-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 4.6.		05/29/2019: A CDA report reflecting a value $X,XXX,XXX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151025	f69f8efb-8371-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty fee in Section H is missing the term optional in the fee description. Provide a letter of explanation and re-disclosure of the correct information.		05/10/19: Lender provided the corrected CD and LOE to the borrower. Loan will be graded a B.05/08/19: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151025	b0911380-1bbe-4f07-bcfb-dfe388064744	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		05/11/19: Lender provided an attestation that the correspondent does not have any affiliates. Condition cleared. 05/08/19: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301160314	5dd5aa88-2cc5-4408-93e7-20b1d5787745	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		05/07/2019: Received home loan tool kit with a date and time stamp. It does not contain a loan number. Tracking history does not include a list of documents included in the initial disclosure package. Condition remains non-material. Loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151088	de0ac9f6-a6e2-4a32-aea0-29c0f9fd6e0c	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application.		04/25/2019: Audit reviewed Affiliated Business Disclosure (p123), and has determined that documentation reflects no business affiliates. Condition rescinded. 04/17/2019: Finding Deemed Non Material and will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 31.19% DTI Years on Job Borrower has 5 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151088	e8f5893e-0596-4646-ac7e-19f9778933e7	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.	4/30/2019: please see attached lox and revised CD	05/01/2019: Received explanation letter and post consummation CD correcting estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies.04/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 31.19% DTI Years on Job Borrower has 5 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151088	a49daa69-1761-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract were not provided. Missing purchase contract addendum reflecting Seller Credit of $X,XXX.XX as reflected on Final CD. The addendum to contract reflecting the seller's credit was not provided.		05/01/2019: Received contract addendum verifying $XXXX seller credit. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 31.19% DTI Years on Job Borrower has 5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151088	2ca5d066-1b61-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		04/24/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 31.19% DTI Years on Job Borrower has 5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156332	44171af7-9f35-4721-959a-6de49e21bd9d	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301154142	240e4d5a-302a-4cd5-8d35-5f9c8e72ab28	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/20/2019: please see attached	05/20/2019: Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301154142	76b8799d-076e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158472	bffc7640-4f6c-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	05/08/2019: please see attached dec page. please clear the condition	05/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 1.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.37%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158472	6cc15f1c-286c-e911-bdd2-f4e9d4a75ba2	1195		QM/Non-HPML		Credit		Missing Condo Questionnaire	Missing condo questionnaire	05/08/2019: Please refer to the DU Findings. A project review is not required. Please rescind this condition.
05/14/2019: Audit consulted with management, and has determined that sufficient evidence was provided to verify condo eligibility. Condition cleared.05/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the Client requires verification that the condo is acceptable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals. An Appraisal is not valid evidence that the condo is warrantable. A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Condition remains.
												Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 1.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.37%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158629	72b9095b-186d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.0.		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153939	ef38ed02-a866-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed 2018 tax return not provided.	05/21/2019: See attached	05/21/2019: Audit reviewed executed XXXX 1040 Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154191	f3d30179-f7a9-44e9-a8c9-fb3e4e467b47	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		05/04/19: Lender provided an attestation. Condition cleared. 04/30/19: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 23.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301154191	1660dc6c-b56a-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.		05/08/2019: Audit consulted with the investor, and has determined that the legal description is consistent throughout the file. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 23.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301154191	a94779c1-4f6b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk score is 2.9.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 23.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155519	9676f3da-d86c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU score is 2.7.		05/08/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 65% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 647, loan qualified with a FICO of 747 Years in Field Borrower 20 years same field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178115	126bc3e1-f37c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. The lender's tracking disclosure reflects a CD was issued on XX/XX/XXXX and E Consented by the borrower.	5/23/2019: please see attached ICD	05/24/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154189	f6451368-a872-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Owner's Title Insurance in Section H of the final Closing Disclosure does not reflect the word "Optional". Provide re-disclosed CD and letter of explanation. No Cure		05/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301154189	e191ad91-57a3-4a90-88be-668afeb563aa	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		05/15/2019: Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.05/09/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301154189	c2d47d19-a772-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.8.		05/29/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/15/2019: Audit reviewed the download and has determined that the incorrect AVM was submitted. Document reflects different address than subject. Condition remains.05/14/2019: Audit reviewed the download, and has determined that the incorrect AVM was submitted. Document reflects different address than subject. Condition remains. 05/11/2019: AVM received is for a different property. Due diligence firm to order CDA report. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180057	8868b7a8-e290-4e7f-ba6d-744a53cc6ba1	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the (borrower	05/30/2019: please see attached05/21/2019: please see attached	05/30/2019: Audit reviewed eConsent confirmation, and has determined that documentation submitted is deemed acceptable. Condition cleared.05/21/2019: Audit reviewed E-Disclosure and Consent Agreement, and has determined that said document submitted is NOT for subject property borrower. Condition remains. 05/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180057	cc093e97-5e46-4a9c-9737-84c08d4e9e5e	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	05/30/2019: please see attached	05/30/2019: Audit reviewed Home Loan Toolkit (dated XX/XX/XXXX), and has determined that said document was not provided within 3 days of application date. Loan will be graded a B for all agencies.05/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301154187	311b67db-4bab-4b9e-844d-fae1aa39ed63	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	04/29/2019: Please see attachment	05/01/2019: Lender provided attestation for this loan. Condition cleared.04/24/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301155653	b130cc3c-3128-4704-9ea9-4f3410a92173	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/09/2019: Received attestation no affiliates. Condition cleared.05/07/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 69.23%. Years in Field Borrower has been in the same field 14 years. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 733.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301155653	24e80c0f-1770-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #1 on final application reflects deposits of $X,XXX.XX, $X,XXX.XX, $X,XXX.XX, $X,XXX.XX. $X,XXX.XX and $X,XXX.XX. There is no evidence in the file documenting the source of the deposit.	5/8/19 Please rescind this condition. XXXXXX XXX guidelines state: What is considered a large deposit? Is there a certain percentage? When bank statements (typically covering the most recent two months) are used, the lender must evaluate large deposits, which are defined as a single deposit that exceeds 50% of the total monthly qualifying income for the loan. (Ref: Selling Guide B3-4.2-02, Depository Accounts). None of the single deposits exceed 50% of their income.	05/09/2019: Audit reviewed Lender's rebuttal and agency guidelines and consulted with management. Since this is a high balance loan, defer to agency guidelines. Condition rescinded.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 69.23%. Years in Field Borrower has been in the same field 14 years. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 733.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154746	998718d7-1973-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/14/2019: See attached	05/14/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Years on Job Borrower has 14 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154763	5c2f74a8-766b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty fee I Section H of the final CD is missing the required (Optional) verbiage. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301154763	d2b3cb79-9ada-41a4-a4c4-b7dbb3744c57	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing.	05/07/2019: please see attached	05/07/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/30/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301154763	aca42f68-596b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 3.2.		05/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175667	1ec304c8-2368-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the co-borrower’s business must be obtained within 30 calendar days prior to the note date via the following third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Additional conditions may apply.		04/29/2019: Invalid Finding. The business in question reflects negative income; therefore, no VOE is required	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.10 months reserves Years in Field Borrower has 25 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.49% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155517	2f29cb04-0874-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXX reflects Estimated Cash to Close of $XXX,XXX vs. the final Closing Disclosure reflects Estimated Cash to Close of $XXX,XXX. Provide corrected CD and LOE to the borrower.		05/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.81% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301155517	53f5a237-be44-492b-b5ca-99e2ee68661d	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		05/11/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.81% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301155517	a7eccf5b-4173-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX personal returns not provided.	05/21/2019: See attached XXXX signed tax returns	05/21/2019: Audit reviewed XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.81% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172349	9a7f91a5-8375-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History provided is missing from the loan file. No Cure - Missing document not provided.	05/15/2019: please see attached please clear	05/16/2019: Lender provided initial CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155607	ca9ef5e2-915d-4865-a7da-50a0a8965d2b	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the HOA of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable	05/02/2019: please see attached revised cd, lox. please clear the condition	05/02/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301155607	b5209a0a-db65-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk 3.7.		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155606	c0db0a70-4922-4f79-b4a5-f10ae0da8a2d	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		05/10/2019: Audit reviewed Home Loan Toolkit, and has determined that said document was NOT dated, therefore could not verify if it was provided within 3 days of Application. Finding deemed non-material, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.60 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 752 FICO Years on Job Borrower has 25 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301155606	2a8add98-3c70-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' XXXK or other retirement account statements, terms and conditions of withdrawal from XXXK if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2nd consecutive statement for account #2 on the final application.	05/15/2019: Two months of bank statements are only required for liquid assets (checking/savings/money market/certificates of deposit/business accounts). The XXXXXX Account is a retirement account. Please refer to XXXX B3-4.3-01 which states that the lender must determine the value of the asset by obtaining the most recent monthly or quarterly statement. The DU Findings #19 also state that the available account balance must be documented with a recent depository or brokerage account statement. Please rescind this condition.	05/15/2019: Audit concurs with the Lender Rebuttal, and has determined that for depository assets (checking and savings accounts, money market funds, and certificates of deposit), DU will require two consecutive monthly bank statements. Stocks and mutual funds, the lender must determine the value of the asset (net of any margin accounts) by obtaining either • the most recent monthly or quarterly statement from the depository or investment firm. Asset documents within the loan file are acceptable. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.60 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 752 FICO Years on Job Borrower has 25 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155652	7eeef690-c46c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 5.0.		05/10/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156331	53ff3f00-346e-4442-9013-782ccf35c95f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	05/13/2019: please see attached	05/13/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.5/9/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301172551	818a3228-8da2-4ad2-89ab-73587df58dff	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/21/2019: please see attached	05/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/21/2019: Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.05/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301172551	f8c968f7-3e78-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158493	09a1eb97-d968-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure does reflects "optional" for Title - Owners Coverage in section H.	05/01/2019: attached is the final CD provided that doesn't include Optional. Please rescind condition.	05/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 04/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158493	851a891a-efa1-452d-8186-a7f3eada9fb8	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/01/2019: please see attached	05/01/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/27/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301158513	c40ac12b-bcc3-45ad-a05c-a9cbe96aa6b4	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing copy of initial CD dated XX/XX/XXXX and e-signed by borrower as reflected on the disclosure history. No Cure.	05/15/2019: Please see attachment	05/15/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158637	59ec6219-719c-4046-aa46-023957cba6dd	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/08/2019: Please see attached	05/08/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301159336	5edeb119-b7d6-4b4c-9585-4a54d06ca462	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. Non-material per SFIG guidance, loan will be graded a B for all agencies.	05/07/2019: please see attached	05/08/2019: Lender provided attestation. Condition cleared.04/30/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301159336	3041d3e1-8e6b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.3.		05/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158533	bb293527-1f73-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/15/2019: please see attached please clear	05/15/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/10/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301158533	c65fb12e-1f73-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.		05/15/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.05/11/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159178	ae506324-5172-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The loan has a CU Score of 4.2.		05/11/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180106	1ae21c42-c971-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title - Owner's Title Insurance fee in section H of the final Closing Disclosure is missing the word "Optional". Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301177380	7611d3f4-b131-4838-9719-3daaa37777c8	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	All Title related fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. All Title related fees should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower	05/06/2019: please see attached revised cd email which was included in original credit upload, please rescind	05/06/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B.A Post Close CD moves fees from section C to B and LOE to borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301177380	de2ff940-636c-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B was paid to the lender instead of the actual service provider. Provide corrected CD and LOE to the borrower.	05/06/2019: please see attached revised cd email which was included in original credit upload, please rescind	05/06/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. A Post Close CD corrected the payee and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301172550	bca08cd3-ff53-4776-93d9-bffac4ab67ca	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		05/15/2019: Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.05/14/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301159177	385f2403-7c77-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.0		05/21/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177379	10ed4ef8-2e77-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects an incorrect date provided. Borrowers signed final Closing Disclosure on the consummation date, however, date provided is reflected as 10 days after the consummation date. Provide re-disclosed CD and letter of explanation.	5/17/2019: Disagree - Final CD shows the Closing Date as X/XX/XX which matches the notary date on the Security Instrument. Please rescind the condition	05/20/2019: Audit consulted with management and the finding is not valid. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177379	a3440f81-2f77-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.1.		05/20/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159311	1d441220-c16d-e911-bdd2-f4e9d4a75ba2	3257		QM/Non-HPML		Compliance		Acknowledgement by all parties with a vested interest not documented	Missing evidence of spouse receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. E-Signature on Initial CD is null and void due to the missing eConsent form; therefore, the mailbox rule was applied. No cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.21% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301159311	2ec05766-e06d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F of the final Closing Disclosure indicates prepaids are collected. The number of months collected for the Homeowner's Insurance Premium is not completed. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.21% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159311	91c6f0f2-df6d-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording fee reflected in section E of the final Closing Disclosure is not itemized in the margin.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.21% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159311	c88eae78-7e68-4361-b852-bc4c5f5361ec	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD dated reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		A Post close CD reflects Lender credit and LOE to the borrower, lender credit did not change. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.21% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159311	35943c05-df6d-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS in file is incomplete. Missing credit report ID# and date of credit report under "Observations" section. Additional conditions may apply.		05/07/2019: Received complete AUS findings. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.21% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301179222	62fce89c-3670-e911-bdd2-f4e9d4a75ba2	60		QM/Non-HPML		Compliance		Document Error	LE dated XX/XX/XXXX reflects incorrect disclosure of section F fees; do not add up to the total for that section.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.51%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301179222	bb35712e-3870-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.		05/11/19: Lender provided the signed settlement statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.51%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159792	8064479c-ae71-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee paid to Lender reflected in section B of the final Closing Disclosure should be reflected in section A. No Cure.		05/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 55.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32% Years in Field Borrower has 15 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159792	64d256b8-e571-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	05/13/2019: See the attached Loan Transmittal.	05/13/2019: Audit reviewed Final 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 55.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159792	df4e5ef1-ae71-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 4.1.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 55.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.32% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160290	a7847dd7-8e5e-4e8e-b02d-eafeb3f1eef9	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is paid to the lender and should be paid to the actual service provider. Provide corrected CD and letter of explanation to the Borrower.	05/16/2019: please see revised cd lox trck please clear the condition	05/16/2019: Lender provided LOE mailing label and corrected CD with Tax Service Fee updated to the actual service provider. Exception remains downgraded.05/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301172450	dee3642a-8a22-42b4-b0d0-06ec4e748e9d	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The tax service fee paid to the lender reflected in section B of the final closing disclosure should be reflected in section A.	05/13/2019: Please see attachment	05/13/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172450	bf8a6a30-eb90-4e2d-8679-08f0e1b5d0ea	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	05/13/2019: Please see attachment	05/13/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/08/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301172450	08433bae-d471-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The loan has a CoC in file which increase the loan amount and settlement fees on XX/XX/XXXX, however; the loan file is missing the corresponding LE/CD issued for this change.	05/13/2019: The date of XX-XX-XXXX has been transposed it s/b XX-XX-XXXX. Please see attachments	05/13/2019: Audit reviewed the Lender Rebuttal, and has determined that XX/XX/XXXX CD was provided within the original loan file. Unable to located a COC for XX/XX/XXXX, concur with Lender that number was transposed. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301192658	02380434-b024-4954-a22e-4d9fcfd6df3d	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The tax service fee paid to the Lender reflected in section B of the final Closing Disclosure should be reflected in Section A. No cure.		5/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years in Field Borrower has 8 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192658	ff7b4dc3-c37b-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS in file is incomplete. Summary of Findings on page is incomplete. In addition, missing Mortgage Information on page 1. Additional conditions may apply.		05/24/2019: Received complete copy of AUS results. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years in Field Borrower has 8 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301177376	2e796a2e-5a63-e911-bdd2-f4e9d4a75ba2	3340		QM/Non-HPML		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the final CD,is checked but no description was provided. No cure.	04/29/2019: please see attached revised cd email. please clear the condition	05/01/2019: Lender provided PCCD, LOX and proof of delivery. Cured post closing. Non-material per SFIG guidance, loan will be graded a B for all agencies. 04/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301177376	50445472-463d-4a35-a1c9-4f36a7378812	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. No Cure	04/29/2019: please see attached revised cd email. please clear the condition	05/01/2019: Lender provided PCCD, LOX and proof of delivery. Cured post closing. Non-material per SFIG guidance, loan will be graded a B for all agencies. 04/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301177376	42a55a30-27f8-4741-9510-d412b713317b	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	05/02/2019: please see attached please clear the condition04/29/2019: please see attached toolkit, please clear the condition	05/02/2019: Audit reviewed Home Loan Toolkit dated within 3 days of Application date, and has determined that the documentation submitted is deemed acceptable. Condition cleared.05/01/2019: Lender responded to see attached toolkit; however, the documentation provided was for the Homeowner's Counselors disclosure not the toolkit. Condition remains. Non-material per SFIG guidance, loan will be graded a B for all agencies.04/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177375	e913a279-8776-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE corresponding with the CoC dated XX/XX/XXXX to add a discount fee when the loan was locked is missing from the loan file. The final CD reflects a discount fee of $XXX.XX, however; there revised LE with a discount fee added is missing from the loan file.	05/20/2019: please see attached COC, please clear the condition	05/20/2019: Audit reviewed COC for borrower's request to waive escrows, and has determined that said change has caused increase in discount fee. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177374	b604d383-066c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU risk score is 5.		05/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172322	b8a6e6e0-72f7-4aeb-a8bf-7d555577ce7e	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the funding Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301172321	044abfef-c0fa-4416-8b02-6d05ca5802a6	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The tax service fee paid to the Lender reflected in section B of the final Closing Disclosure should be reflected in Section A. No cure.	5/29/2019: please see attached 5/22/2019: please see attached revised CD	05/31/2019: Received explanation letter, air bill and post consummation CD correcting payee for tax service fee. Condition cleared. Loan will be rated a B for all agencies. 05/24/2019: No document uploaded for review. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies5/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172321	5d46fb5a-d505-4fa6-8a97-01bb1e3349ec	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 3.85% maximum late fee permitted by the State of XXXXXXX with a loan payment of $X,XXX.XX. The maximum late fee permitted in XXXXXXX is $XXX - resulting in a 3.85% maximum late charge threshold for this loan.		05/24/2019: Received unilateral letter to the borrower and evidence of shipment for evidentiary purposes. Letter states the Lender will not charge late fees in excess of the state limitations. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301172335	e152ab67-cff6-42b7-aeb8-e6373e1c83ad	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. No Cure	05/23/2019: please see attached	05/23/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.68% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years on Job Borrower has 10 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172335	f77e5854-4773-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	05/17/2019: please see attached	05/17/2019: Audit reviewed Final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.68% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172335	5dc64e14-4773-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	The AUS in the file was based on the incorrect loan amount, missing final AUS results.		05/15/2019: Lender provided final AUS results dated XX/XX/XXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.68% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Years on Job Borrower has 10 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180105	cd95fb86-c06d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		05/10/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177423	c00cfd90-1a03-4873-8497-25a3777e644c	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The transfer tax fee in section B of the closing disclosure should be listed in section E.		05/20/2019: Received explanation letter, air bill and post consummation CD reflecting transfer taxes in Section E. Condition cleared. Loan will be rated a B for all agencies.5/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 13 months reserves Years in Field Borrower has 7 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301177423	aea11029-f908-40d3-a7cc-d7f59c84a93f	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE a credit report fee of $XX with no resulting CoC for any subsequent disclosures. The CD reflects a credit report fee of $XX resulting in a $X refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		05/20/2019: Received explanation letter, copy of refund check, air bill and post consummation CD reflecting $X tolerance cure. Condition cleared. Loan will be rated a B for all agencies.5/15/19: Received post close cd and copy of refund check see page 486,492.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 13 months reserves Years in Field Borrower has 7 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172473	60530a4f-0f78-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		05/17/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301180104	4615231a-fd3c-463b-ac39-244a2cc0efbd	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS or State/Contact St license ID of the Borrowers' Real Estate Broker and Sellers Real Estate broker are missing. Provide re-disclosed CD and letter of explanation.		05/11/2-19: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175342	f4158ec8-98d2-47c3-9d03-5befdec79dde	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	05/21/2019: please see attached revised cd lox, please clear	05/21/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'. 05/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years Self Employed Borrower has 21 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175342	cb4f276e-a575-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	05/21/2019: please see attached, please clear the condition	05/21/2019: Audit reviewed executed HELOC, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years Self Employed Borrower has 21 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180101	4f3a3358-125a-4316-8cc6-40be0908bab8	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/23/2019: please see attached attestation letter, please clear the condition	05/23/2019: : Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301180637	16526a1e-5372-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The XXXXXXXX Anti-Predatory Compliance Certificate is missing from the loan file.	05/14/2019: please see attached	05/14/2019: Audit reviewed evidence of the XXXXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.35% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.14%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180637	28084d37-5472-e911-bdd2-f4e9d4a75ba2	2174		QM/Non-HPML		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. The CoC in file reflects the loan was locked on XX/XX/XXXX and the rate lock confirmation in file shows the loan was locked on XX/XX/XXXX. Evidence of the correct lock date is missing from the loan file. Compliance testing will need to be reviewed once received.	05/14/2019: please see attached rate and points lock agreement please clear the condition	05/14/2019: Audit reviewed Rate and Points Lock Agreement, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.35% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.14%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180637	24369a84-9072-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.		05/13/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.35% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.14%				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301172572	620e9778-26e2-4078-999b-b2d135a57965	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects the appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects the appraisal fee as $XXX resulting in a $XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	05/13/2019: Please see attachments	05/13/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.05/10/2019: Cured Post Close; Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172572	4658616a-6472-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score is 2.7		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177330	0de51c43-d19d-4e18-afcc-18dbf8e82f05	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301177330	12d3be73-5218-4833-9058-437e30fc458b	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301172990	82f54516-f177-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.		05/20/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191308	5cdd1f28-b681-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure in file reflects $XXX,XXX cash to close for Loan Estimate in Calculating Cash to Close section vs. $XXX,XXX cash to close reflected on most recent LE in file dated XX/XX/XXXX. Provide corrected CD and letter of explanation to the Borrower.		05/31/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B.05/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301191308	88b573f7-4940-4971-a051-5a3054036d77	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		5/31/2019: Lender provided attestation stating correspondent lender has no affiliated business associated with this loan. Condition cleared.5/28/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301173139	883d268e-4e3f-4313-a5e5-6429c1b9af12	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX4 a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation. Finding deemed non-material, loan will be graded a B for all agencies.	05/22/2019: Please rescind this condition. Attached please find our calculation of taxes.	05/22/2019: Audit reviewed sufficient evidence of annual property taxes, and has determined that documentation submitted is deemed acceptable. Condition cleared. 05/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173139	454eeae6-4cc5-4a06-a277-b0d4def707ab	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.		06/05/2019: Received explanation letter and PCCD which reflects calculating cash to close, LE column matches final LE cash to close. Condition cleared. Loan will be rated a B for all agencies.06/01/2019: Audit reviewed lender's response however there was no documentation attached. Condition remains. 05/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301173139	fe6a20be-db78-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175318	75fb4c78-7d6b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.3.		05/07/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173210	2fb7b7df-f847-4f04-bd3c-1bac0829b031	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	5/30/2019: Please rescind condition, the title company provided the license ID. It's not required on for the settlement agent.	06/01/2019: Audit reviewed and confirmed title company state license ID reflect on final CD. Condition rescinded. 05/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301173210	a6e71263-f6c0-4fc4-9cd7-8069424324e2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		06/01/2019: Lender provided attestation stating correspondent lender has no affiliated businesses associated with this loan. Condition cleared. 5/24/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301177367	0514be9c-0626-4b51-a62f-8492707035cf	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide corrected CD and letter of explanation to the Borrower.		05/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180100	fdc6009c-1f77-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 4.7.		05/20/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177194	c5d30f02-8214-4db9-9e77-8cd1372d5f7a	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title Fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title Fees should be listed in section B of the final Closing Disclosure. Post close CD provided with the required corrections.		06/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301193852	5341a58d-f77b-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	5/23/2019: Please see attached VVOB uploaded by XX XXX, SR underwriter on XX/XX/XXXX.	05/24/2019: Received verification of business which meets requirements. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 0 mth reserves, loan qualifies with 2.5 months reserves, FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 784 No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report,				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301071325	37356ed0-2d31-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	02/25/2019: CDA	02/25/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037674	22dd0f49-0618-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure does not reflect fee as "Optional".		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301180560	a96f3dcf-2d45-4a81-af13-c14b5686db92	3203		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	05/13/2019: Post CD	05/13/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301177169	b1214f35-8510-4928-aa01-9276e5b86b58	3274		QM/Agency Safe Harbor		Compliance		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Missing evidence of APR re-disclosure. The final Closing Disclosure dated reflects an APR of 4.271%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of 4.516%, which is a difference of 0.245% and exceeds allowable tolerance of 0.125%. No Cure.	05/02/2019: This condition is backwards. The APR decreased from 4.516% on the Initial CD to 4.271% on the Final CD, which is a benefit to the borrower. Please clear.05/06/2019: Please re-review documentation. The APR decreased from Initial to Final and is a benefit to the borrower. This is an invalid condition.	05/09/2019: Invalid finding. Condition rescinded. 05/08/2019: Initial CD APR 4.516%, final and PCCD APR 4.271%, which is > 0.125%. APR over disclosures are considered a material finding per TRID 2.0. Condition remains. 05/04/19: APR over disclosures are considered a material finding per TRID 2.0. Condition maintained.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177169	acf60add-5f68-e911-bdd2-f4e9d4a75ba2	3254		QM/Agency Safe Harbor		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/04/19: Lender provided a corrected CD and LOE to the borrower. Loan will be graded a B. Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301177169	511526d8-5e68-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score is 5.		05/09/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155450	f796c7c4-b46d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		05/08/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180553	18f33a7a-e379-4f59-9574-443433aefb47	3203		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The State Tax Stamp fee in section E of the funding Closing Disclosure was paid to the title company and not the actual service provider. Provide corrected CD and LOE to the borrower.		05/10/19: Lender provided the corrected CD and LOE to the borrower. Loan will be graded a B.Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301158836	4e7eb4b3-fb86-470a-8833-83e9b531ff65	5		QM/Non-HPML		Compliance		3 day rescission period not provided	Right to Cancel provided in the loan file reflects a expiration date 1 day after the disbursement date listed on the closing CD not giving the Borrower a full 3 days rescission. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	05/14/2019: Can you clarify the suspense, we are ok with the RTC's they signed XXth we funded XXth . Saturday , Monday , Tuesday – we funded Wednesday.	05/14/2019: Audit reviewed the Post Funding CD, and has determined that the documentation submitted, post review, verifies that the borrower was provided 3 full days of rescission. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.87% CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 40.83%. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301158836	7703f683-cf6d-e911-bdd2-f4e9d4a75ba2	3283		QM/Non-HPML		Compliance		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Recording fee on CD is $XXX. LE lists the fee as $XXX. This fee is in a 10% tolerance section. Lender tolerance cure of $X.XX is required. Section J reflects no tolerance cure that is insufficient. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	05/10/2019: Post CD	05/16/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.05/10/2019: Audit reviewed the Post Funding CD, however MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.87% CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 40.83%. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301158836	c25a37ff-0e70-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	Missing hazard insurance declaration with effective date at or prior to disbursement date.	05/10/2019: Please note that the insurance in file has a renewal date of XX/XX/XXXX but the original one was effective XX/XX/XXXX through XX/XX/XXXX.	05/10/2019: Audit re-analyzed the loan file, and has determined that the prior HOI was located on page 544 covering XX/XX/XXXX through XX/XX/XXXX then renewal HOI located on page 550 with effective dates XX/XX/XXXX through XX/XX/XXXX. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.87% CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 40.83%. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301158836	2d7339ba-1a70-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/10/2019: Account Closure	05/10/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.87% CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 40.83%. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158836	49ec31d8-cc6d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/08/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.87% CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 40.83%. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301039891	f4ca3d25-df23-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed freeze and close letter for HELOC paid off at closing.	02/01/2019: the executed freeze and close letter for HELOC	02/01/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.63% FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualifies with FICO of 776 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifies with 16.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151438	27300c5c-3bdb-48f5-b97d-0a1d44f8ea3d	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		05/10/19: Lender provided the corrected CD, LOE, copy of refund and evidence of delivery to the borrower. Loan will be graded a B.Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151438	292f4e44-5e06-4819-84d2-29bdd7c234f4	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		05/10/19: Lender provided the corrected CD, LOE, copy of refund and evidence of delivery to the borrower. Loan will be graded a B.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301151438	299047cb-6c67-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/08/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156359	491f1938-0665-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Home Warranty fee on final Closing Disclosure section H is missing the word "Optional" due to part of fee is paid by the borrower. Provide a letter of explanation and re-disclosure of the correct information.		04/24/2019: Post consummation CD was provided in original loan file. Received explanation letter. Condition cleared. Loan will be rated a B for all agencies.04/22/2019: Post Closing Disclosure reflects correction adding the word "Optional", however, missing LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301156359	bc49f2a8-0765-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/07/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.04/30/2019: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300781337	fb47c115-f6d5-e811-bdb4-f4e9d4a75ba2	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Lender guidelines allow a maximum cash out of $XXX,XXX for a CLTV > 60%. The actual CLTV is 66.67% and per the final CD the borrower received a cash out amount of $XXX,XXX.XX when including the payoff of a non-purchase money, non-seasoned second lien.		Lender exception provided	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 58 months payment history with no late payments reported% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300781337	6c838258-f6d5-e811-bdb4-f4e9d4a75ba2	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Lender guidelines require the most recent 24 months cancelled rent checks for a private party mortgage. The cancelled checks in file only cover 22 months		Lender exception provided	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 58 months payment history with no late payments reported% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301035745	e23f70c3-5152-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final CD reflects Estimated Cash to Close of $XX,XXX. Proved corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301035745	276f723c-e939-4c0e-96a6-ccb47e84dc0f	3278		QM/Non-HPML		Compliance		Funding occurred before RTC Expiration Date	Right to Cancel form not properly executed. The Lender funded the loan prior to the expiration date of the Right to Cancel.	04/04/2019: The reason why our PC CD shows cash to close of $XX,XXX.XX is because the borrower put down closing funds of $XX,XXX that I entered in the deposit section. Hope that helps If you add the amounts together ($XX,XXX.XX+$X,XXX.XX) you get $XX,XXX. 4/1/2019: Please see Final Settlement Statement and PCCD showing loan did not disb until XX/XX/XXXX	04/04/2019: Audit concurs with the Lender Rebuttal, and has determined that closing funds down of $XX,XXX minus $X,XXX.XX (balance due to borrower) equals $XX,XXX.XX cash to close which matches the Final Settlement Statement. Condition cleared.04/02/2019: Received Settlement Statement and post consummation CD reflecting disbursement date of XX/XX/XXXX. However, Settlement Statement reflects cash to borrower of $X,XXX.XX and CD reflects cash from borrower of $XX,XXX.XX. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301035745	d9f50ef5-88a6-487a-9dcd-5b9e9292dd00	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title – CLTA 110.9 Environmental Protection Lien, Title – Escrow Fee, Title – Lender’s Title Policy, Title – Recording Service Fees, and Title – Signing Agent Fee are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title – CLTA 110.9 Environmental Protection Lien, Title – Escrow Fee, Title – Lender’s Title Policy, Title – Recording Service Fees, and Title – Signing Agent Fee should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301035745	853fa519-9da8-4e67-a9a7-239db0523900	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120211	547f3cb8-8346-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure does not list a payee for Homeowners Insurance premium in Section F. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.54% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.6 months reserves Years Self Employed Borrower has 15 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120211	00c8adb9-aa6c-44f7-960f-db154dca99b9	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title fees should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.54% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.6 months reserves Years Self Employed Borrower has 15 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120211	40581b41-4c02-4177-9309-6c7cd6a43aad	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.54% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.6 months reserves Years Self Employed Borrower has 15 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120211	2c895474-8346-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower's Schedule C business.	03/20/2019: Per UW- income was not used because it came out as a loss. So verification should not be required. Please waive condition	03/20/2019: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required, DTI includes negative income. Condition rescinded.03/18/2019: Received verification of business A on XXXX Schedule EII within 30 days of note date. This was provided in the original loan file. Missing verification of Schedule C business within 30 days of note date. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.54% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.6 months reserves Years Self Employed Borrower has 15 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120211	2a084319-8346-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current YTD Balance Sheet for Business A on Schedule E Part II of most recent year tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	04/24/2019: PROFIT AND LOSS/BS	03/18/2019: Received P&L and balance sheet for Schedule C business. These items were provided in the original loan file. Borrower is 50% owner of business A on XXXX Schedule EII, page 268. P&L and balance sheet for this business was not provided. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.54% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.6 months reserves Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120211	36c0f7b8-8246-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for Business A on Schedule E Part II of most recent year tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	04/24/2019: PROFIT AND LOSS/BS	04/24/2019: Audit reviewed 2018 P&L and Balance Sheet for Business A on Schedule E Part II, as well as VOB dated within 30 days of consummation in file (p205), and has determined that documentation submitted is deemed acceptable. Condition cleared. 03/18/2019: Received P&L and balance sheet for Schedule C business. These items were provided in the original loan file. Borrower is 50% owner of business A on XXXX Schedule EII, page 268. P&L and balance sheet for this business was not provided. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.54% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.6 months reserves Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120211	2e27fbc1-8646-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/18/2019: A CDA provided reflecting a value of $X,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.54% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.6 months reserves Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159350	21783942-3b68-e911-bdd2-f4e9d4a75ba2	3283		QM/Non-HPML		Compliance		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required. No evidence of tolerance cure provided in file.	05/07/2019: PCCD and cure	05/09/2019: Audit reviewed the Post Closing CD, as well as cure check, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/07/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159350	095df0b7-3a68-e911-bdd2-f4e9d4a75ba2	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159350	17c11d20-719f-4e27-8bfe-a8508cb874d4	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS or State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	05/09/2019: PCCD	05/09/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159350	b25f906f-9067-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/07/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178142	48759dbe-3877-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		05/24/2019: Received explanation letter and post consummation closing disclosure adding payee to Section F. Condition cleared. Loan will be rated a B for all agencies.05/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 720, loan qualified with a FICO of 777 Years Self Employed Borrower self employed 14 years. CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 58.67%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178142	626a7e2b-a209-4ac5-bd40-ccf0bff524c9	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	05/29/2019: PCCD with Title license	05/29/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/24/2019: Post consummation closing disclosure provided does not reflect the settlement agent license number. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.05/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 720, loan qualified with a FICO of 777 Years Self Employed Borrower self employed 14 years. CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 58.67%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178142	163f39c3-1f77-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration with coverage effective on or prior to closing for the subject property was not provided.		05/15/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 720, loan qualified with a FICO of 777 Years Self Employed Borrower self employed 14 years. CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 58.67%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178142	9e758ac4-8476-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results.		05/24/2019: Received AUS findings. Requirements have been met. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 720, loan qualified with a FICO of 777 Years Self Employed Borrower self employed 14 years. CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 58.67%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301178142	03b470d6-8476-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Missing a signed copy of the business returns in file.		05/24/2019: Received executed business tax returns. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 720, loan qualified with a FICO of 777 Years Self Employed Borrower self employed 14 years. CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 58.67%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178142	c6685ae9-8476-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Missing a signed copy of the personal returns in file.		05/24/2019: Received executed/dated personal tax returns. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 720, loan qualified with a FICO of 777 Years Self Employed Borrower self employed 14 years. CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 90%, loan qualified with a CLTV of 58.67%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared